    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2007.


                                      REGISTRATION NOS. 333-119364 AND 811-21127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17                             [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)


                      1700 MERRILL LYNCH DRIVE, 3RD FLOOR

                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900

                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1700 MERRILL LYNCH DRIVE, 3RD FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


          (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

------------------------------------------------------------

            MERRILL LYNCH LIFE VARIABLE ANNUITY
        SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
            FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
         VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                         issued by
            MERRILL LYNCH LIFE INSURANCE COMPANY
            HOME OFFICE: 425 West Capital Avenue                               PROSPECTUS
                         Suite 1800                                            MAY 1, 2007
                        Little Rock, Arkansas 72201             MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
               SERVICE CENTER: P.O. Box 44222                                 (IRA SERIES)
              Jacksonville, Florida 32231-4222
                 4802 Deer Lake Drive East
                Jacksonville, Florida 32246
                   Phone: (800) 535-5549
                      offered through
     MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------


This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company ("we" or "us"). The Contract allows the owner (or "you") to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or a tax sheltered annuity Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH QUALIFIED CONTRACTS OR ACCOUNTS. IF THIS CONTRACT IS NOT ISSUED OR PURCHASED AS SUCH, THE TAXES ON GAINS WILL NOT BE DEFERRED. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

- B Class                       - L Class
- C Class                       - XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):


[ ]  AIM GROWTH SERIES


       AIM Basic Value Fund


       AIM Mid Cap Core Equity Fund



[ ]  THE ALLIANCEBERNSTEIN TRUST


       AllianceBernstein International Value Fund


       AllianceBernstein Small/Mid Cap Value Fund


       AllianceBernstein Value Fund



[ ]  ALLIANZ FUNDS


       Allianz CCM Capital Appreciation Fund


       Allianz NFJ Dividend Value Fund


       Allianz NFJ Small-Cap Value Fund


       Allianz OCC Renaissance Fund



[ ]  AMERICAN FUNDS


       The Bond Fund of America, Inc.


       EuroPacific Growth Fund


       The Growth Fund of America, Inc.


       The Income Fund of America, Inc.


       The Investment Company of America



[ ]  BLACKROCK BASIC VALUE FUND, INC.



[ ]  BLACKROCK BOND FUND, INC.


       BlackRock Bond Fund


       BlackRock High Income Fund



[ ]  BLACKROCK FUNDAMENTAL GROWTH FUND, INC.



[ ]  BLACKROCK FUNDS


       BlackRock Government Income Portfolio



[ ]  BLACKROCK FUNDS II


       BlackRock International Value Fund



[ ]  BLACKROCK GLOBAL ALLOCATION FUND, INC.



[ ]  BLACKROCK INDEX FUNDS, INC.


       BlackRock S&P 500 Index Fund



[ ]  BLACKROCK LARGE CAP SERIES FUNDS, INC.


       BlackRock Large Cap Core Fund


       BlackRock Large Cap Growth Fund


       BlackRock Large Cap Value Fund



[ ]  BLACKROCK VALUE OPPORTUNITIES FUND, INC.



[ ]  COHEN & STEERS REALTY INCOME FUND, INC.



[ ]  COLUMBIA ACORN TRUST


       Columbia Acorn USA


       Columbia Acorn International



[ ]  COLUMBIA FUNDS SERIES TRUST


       Columbia Marsico Growth Fund



[ ]  DAVIS NEW YORK VENTURE FUND, INC.



[ ]  DELAWARE GROUP EQUITY FUNDS III


       Delaware Trend Fund



[ ]  DREYFUS APPRECIATION FUND, INC.



[ ]  EATON VANCE MUTUAL FUNDS TRUST


       Eaton Vance Floating-Rate Fund



[ ]  EATON VANCE SPECIAL INVESTMENT TRUST


       Eaton Vance Large-Cap Value Fund



[ ]  FEDERATED EQUITY FUNDS


       Federated Capital Appreciation Fund


       Federated Kaufmann Fund



[ ]  JANUS ADVISER SERIES


       Janus Adviser Forty Fund


       Janus Adviser Mid Cap Growth Fund



[ ]  JPMORGAN TRUST II


       JPMorgan Multi-Cap Market Neutral Fund


       JPMorgan Small Cap Growth Fund



[ ]  LORD ABBETT AFFILIATED FUND, INC.



[ ]  LORD ABBETT BOND DEBENTURE FUND, INC.



[ ]  LORD ABBETT MID-CAP VALUE FUND, INC.



[ ]  MERRILL LYNCH READY ASSETS TRUST



[ ]  OPPENHEIMER CAPITAL APPRECIATION FUND



[ ]  OPPENHEIMER MAIN STREET FUNDS, (R) INC.


       Oppenheimer Main Street Fund(R)



[ ]  OPPENHEIMER MAIN STREET SMALL CAP FUND(R)



[ ]  PIMCO FUNDS


       PIMCO CommodityRealReturn Strategy Fund


       PIMCO Low Duration Fund


       PIMCO Real Return Fund


       PIMCO Total Return Fund



[ ]  PIONEER EMERGING MARKETS FUND



[ ]  PIONEER FUND



[ ]  PIONEER HIGH YIELD FUND



[ ]  PIONEER SMALL CAP VALUE FUND



[ ]  SELIGMAN CAPITAL FUND, INC.



[ ]  TEMPLETON FUNDS, INC.


       Templeton Foreign Fund



[ ]  TEMPLETON GROWTH FUND, INC.



[ ]  VAN KAMPEN COMSTOCK FUND



The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or Separate Account charges, but you also won't have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.


Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I "State Contract Availability and/or Variations of Certain Features and Benefits" later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2007 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.


The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.


Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.


-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS.................................................     1
FEE TABLE...................................................     3
  Most Recently Ended Fiscal Years..........................    12
  Examples..................................................    12
CAPSULE SUMMARY OF THE CONTRACT.............................    14
  Your Contract in General..................................    14
     General................................................    14
     Accumulation and Annuity Periods.......................    15
     Death Benefit..........................................    15
     Retirement Savings Vehicle.............................    15
     The Separate Account...................................    15
     State Variations.......................................    15
     Controlling Documents..................................    15
     Other Contracts We Issue...............................    15
  The Classes...............................................    15
  Premiums..................................................    16
     Premium Flexibility....................................    16
     Contributions..........................................    16
     Maximum Premium........................................    16
     Right to Refuse Premiums...............................    17
     Automatic Investment Feature...........................    17
     Premium Allocation.....................................    17
     Maximum Number of Subaccounts..........................    17
     Funds Available for Investment.........................    17
  Transfers Among Subaccounts...............................    17
     Limitation on Transfers................................    17
     Minimum Amounts........................................    17
     Transfer Programs......................................    17
  Partial Withdrawals, Guaranteed Lifetime Amount, and
     Surrender..............................................    18
     Partial Withdrawals....................................    18
     Systematic Withdrawal Program..........................    18
     Guaranteed Lifetime Amount.............................    18
     Surrender..............................................    18
     Surrender Charge.......................................    18
     Tax Consequences.......................................    19
  Death Benefits............................................    19
     Standard Death Benefit.................................    19
     GMDB Options...........................................    19
     Additional Death Benefit...............................    19
  Annuity Payments..........................................    19
  Fees and Charges..........................................    20
     Asset-Based Insurance Charge...........................    20
     Surrender Charge.......................................    20
     Contract Fee...........................................    20
     Transfer Fee...........................................    20
     Rider Charges..........................................    20
     Premium Taxes..........................................    20
     Redemption Fee.........................................    20
     Fund Expenses..........................................    20
     Current/Maximum Fees and Charges.......................    20
  Right to Review ("Free Look").............................    21
  Replacement of Contracts..................................    21
MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE
  ACCOUNT...................................................    21
  Merrill Lynch Life Insurance Company......................    21
  The Separate Account......................................    21
  Segregation of Separate Account Assets....................    22
  Number of Subaccounts; Subaccount Investments.............    22
INVESTMENTS OF THE SEPARATE ACCOUNT.........................    23
  General Information and Investment Risks..................    23


  The Funds.................................................    23
     AIM Growth Series......................................    23
       AIM Basic Value Fund.................................    23
       AIM Mid Cap Core Equity Fund.........................    23
     The AllianceBernstein Trust............................    23
       AllianceBernstein International Value Fund...........    23
       AllianceBernstein Small/Mid Cap Value Fund...........    23
       AllianceBernstein Value Fund.........................    23
     Allianz Funds..........................................    24
       Allianz CCM Capital Appreciation Fund................    24
       Allianz NFJ Dividend Value Fund......................    24
       Allianz NFJ Small-Cap Value Fund.....................    24
       Allianz OCC Renaissance Fund.........................    24
     American Century Capital Portfolios, Inc. .............    24
       Equity Income Fund...................................    24
     American Century Mutual Funds, Inc. ...................    24
       Ultra(R) Fund........................................    24
     American Funds.........................................    24
       The Bond Fund of America, Inc. ......................    24
       EuroPacific Growth Fund..............................    24
       The Growth Fund of America, Inc. ....................    24
       The Income Fund of America, Inc. ....................    24
       The Investment Company of America....................    24
     BlackRock Basic Value Fund, Inc. ......................    25
     BlackRock Bond Fund, Inc. .............................    25
       BlackRock Bond Fund..................................    25
       BlackRock High Income Fund...........................    25
     BlackRock Fundamental Growth Fund, Inc. ...............    25
     BlackRock Funds........................................    26
       BlackRock Government Income Fund.....................    26
     BlackRock Funds II.....................................    26
       BlackRock International Value Fund...................    26
     BlackRock Global Allocation Fund, Inc. ................    26
     BlackRock Global SmallCap Fund, Inc. ..................    26
     BlackRock Index Funds, Inc. ...........................    27
       BlackRock International Index Fund...................    27
       BlackRock S&P 500 Index Fund.........................    27
       BlackRock Small Cap Index Fund.......................    27
     BlackRock Large Cap Series Funds, Inc. ................    27
       BlackRock Large Cap Core Fund........................    27
       BlackRock Large Cap Growth Fund......................    27
       BlackRock Large Cap Value Fund.......................    27
     BlackRock Short-Term Bond Series, Inc. ................    28
       BlackRock Short-Term Bond Fund.......................    28
     BlackRock Value Opportunities Fund, Inc. ..............    28
     Cohen & Steers Realty Income Fund, Inc. ...............    28
     Columbia Acorn Trust...................................    28
       Columbia Acorn USA...................................    28
       Columbia Acorn International.........................    28
     Columbia Funds Series Trust............................    28
       Columbia Marsico Growth Fund.........................    28
     Davis New York Venture Fund, Inc. .....................    29
     Delaware Group Equity Funds III........................    29
       Delaware Trend Fund..................................    29
     Dreyfus Appreciation Fund, Inc. .......................    29
     Eaton Vance Mutual Funds Trust.........................    29
       Eaton Vance Floating-Rate Fund.......................    29
     Eaton Vance Special Investment Trust...................    29
       Eaton Vance Large-Cap Value Fund.....................    29
     Federated Equity Funds.................................    29
       Federated Capital Appreciation Fund..................    29
       Federated Kaufmann Fund..............................    29
     Fidelity Advisor Series I..............................    30
       Advisor Equity Growth Fund...........................    30


     Janus Advisor Series...................................    30
       Janus Advisor Forty Fund.............................    30
       Janus Adviser Mid Cap Growth Fund....................    30
     JPMorgan Trust II......................................    30
       JPMorgan Multi-Cap Market Neutral Fund...............    30
       JPMorgan Small Cap Growth Fund.......................    30
     Lord Abbett Affiliated Fund, Inc. .....................    30
     Lord Abbett Bond Debenture Fund, Inc. .................    31
     Lord Abbett Mid-Cap Value Fund, Inc. ..................    31
     Merrill Lynch Ready Assets Trust.......................    31
     Oppenheimer Capital Appreciation Fund..................    31
     Oppenheimer Main Street Funds(R), Inc. ................    31
       Oppenheimer Main Street Fund(R)......................    31
     Oppenheimer Main Street Small Cap Fund(R)..............    31
     PIMCO Funds............................................    32
       PIMCO CommodityRealReturn Strategy Fund..............    32
       PIMCO Low Duration Portfolio.........................    32
       PIMCO Real Return Fund...............................    32
       PIMCO Total Return Fund..............................    32
     Pioneer Emerging Markets Fund..........................    32
     Pioneer Fund...........................................    32
     Pioneer High Yield Fund................................    32
     Pioneer Small Cap Value Fund...........................    32
     Seligman Capital Fund, Inc. ...........................    33
     Templeton Funds, Inc. .................................    33
       Templeton Foreign Fund...............................    33
     Templeton Growth Fund, Inc. ...........................    33
     Van Kampen Comstock Fund...............................    33
  Certain Payments We Receive With Regard to the Funds......    33
  Selection of Underlying Funds.............................    34
  Other Share Classes and Portfolios........................    35
  Purchases and Redemptions of Fund Shares; Reinvestment....    35
  Substitution of Investments...............................    35
FEATURES AND BENEFITS OF THE CONTRACT.......................    35
  Ownership of the Contract.................................    36
  Issuing the Contract......................................    36
     Issue Age..............................................    36
     Information We Need To Issue The Contract..............    36
  Right to Review ("Free Look").............................    36
  Classes...................................................    37
  Bonus Payment and Recapture...............................    37
  Premiums..................................................    39
     Minimum and Maximum Premiums...........................    39
     How to Make Payments...................................    40
     Automatic Investment Feature...........................    40
     Premium Investments....................................    40
  Accumulation Units........................................    41
  How Are My Contract Transactions Priced?..................    41
  How Do We Determine The Number of Units?..................    42
  Transfers Among Subaccounts...............................    42
     General................................................    42
     Disruptive Trading.....................................    43
  Dollar Cost Averaging Program.............................    44
     What Is It?............................................    44
     Participating in the DCA Program.......................    45
     Minimum Amounts........................................    45
     When Do We Make DCA Transfers?.........................    45


  Asset Allocation Program..................................    45
     General................................................    45
     Asset Allocation Models................................    46
     Changes to the Composition of Asset Allocation
      Models................................................    46
     Initial Allocation to the Selected Asset Allocation
      Model.................................................    46
     Quarterly Rebalancing..................................    47
     Allocation of Future Premiums..........................    47
     Other Information......................................    47
  Rebalancing Program.......................................    48
  Partial Withdrawals.......................................    48
     When and How Partial Withdrawals are Made..............    48
     Minimum Amounts........................................    49
     Systematic Withdrawal Program..........................    49
  Surrenders................................................    50
  Death of Annuitant Prior to the Annuity Date..............    50
  Death Benefit.............................................    50
     Standard Death Benefit.................................    50
     GMDB Options...........................................    51
       GMDB Base - Return of Premium (Standard).............    51
       GMDB Base - Return of Premium (GMIB Version).........    52
       GMDB Base - Return of Premium (GMWB Version).........    53
       GMDB Base - Maximum Anniversary Value................    53
       GMDB Base - Greater of Maximum Anniversary Value and
        Roll-Up.............................................    54
       GMDB Base - Roll-Up..................................    54
     GMDB Limitation........................................    55
     GMDB Charge............................................    55
  Additional Death Benefit..................................    55
     ADB Limitation.........................................    56
     ADB Charge.............................................    56
  Payment of Death Benefit..................................    57
  Spousal Beneficiary Continuation Option...................    58
  Payments to Contract Owners...............................    58
  Contract Changes..........................................    59
  Annuity Payments..........................................    59
     Evidence of Survival...................................    60
     Gender-Based Annuity Purchase Rates....................    60
     Misstatement of Age or Sex.............................    60
  Annuity Options...........................................    61
     Death of Owner During the Annuity Period...............    61
     Death of Annuitant During the Annuity Period...........    61
  How We Determine Present Value of Future Guaranteed
     Annuity Payments.......................................    61
  Guaranteed Minimum Income Benefit Riders..................    62
  Guaranteed Minimum Income Benefit.........................    63
     General................................................    63
       Important Information about the GMIB Rider...........    63
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................    64
     GMIB Base..............................................    64
     GMIB MAV Base..........................................    64
     GMIB Roll-Up Base......................................    64
     GMIB Limitations.......................................    66
     Allocation Guidelines and Restrictions.................    66
     Conditions for Electing to Receive Income Payments.....    66
     Available Annuity Options..............................    67
     Change of Annuitant....................................    67
     GMIB Charge............................................    67
  Guaranteed Minimum Income Benefit EXTRA...................    67
     General................................................    67
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................    68
     GMIB EXTRA Base........................................    69
     GMIB EXTRA MAV Base....................................    69
     GMIB EXTRA Roll-Up Base................................    69

     Required Minimum Distributions........................................................................         70
     Allocation Guidelines and Restrictions................................................................         70
     Rebalancing Program...................................................................................         70
     Important Mechanics of the Rebalancing Program........................................................         71
     Asset Allocation Program..............................................................................         71
     Optional Reset........................................................................................         71
     Conditions for Electing to Receive Income Payments....................................................         71
     Available Annuity Options.............................................................................         72
     Change of Annuitant...................................................................................         72
     No Lapse Guarantee....................................................................................         72
     GMIB EXTRA Charge.....................................................................................         73
  Guaranteed Minimum Withdrawal Benefit....................................................................         73
     General...............................................................................................         73
     What is the GMWB?.....................................................................................         74
       Important Information About the GMWB Rider..........................................................         74
     How Do I Elect the GMWB Rider?........................................................................         74
     When May I Take Withdrawals?..........................................................................         75
     What is the Guaranteed Lifetime Amount?...............................................................         75
     What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?................................         76
     What if I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?.......................         76
     What is the GMWB Base?................................................................................         77
     When and How is the GMWB Base Calculated?.............................................................         77
       Adjusted Excess Withdrawals.........................................................................         78
     Automatic Step-Up.....................................................................................         79
     Are Surrender Charges Applicable to Excess Withdrawals?...............................................         79
     Is a Minimum Surrender Value Required After a Partial Withdrawal?.....................................         79
     May I Cancel the GMWB Rider?..........................................................................         79
     When Will the GMWB Rider Terminate?...................................................................         79
     What if My Account Value Reaches Zero?................................................................         80
       How GMWB Settlement Works...........................................................................         80
     Required Minimum Distributions........................................................................         80
     Allocation Guidelines and Restrictions................................................................         81
     Rebalancing Program...................................................................................         81
     Asset Allocation Program..............................................................................         81
     Change of Annuitant...................................................................................         82
     Spousal Continuation..................................................................................         82
     In the Event of Divorce...............................................................................         83
     Benefit Available on Maturity Date....................................................................         84
     GMWB Charge...........................................................................................         84
  Inactive Contract........................................................................................         84
CHARGES, DEDUCTIONS, AND CREDITS...........................................................................         84
  Asset-Based Insurance Charge.............................................................................         84
  Surrender Charge.........................................................................................         85
     When Imposed..........................................................................................         85
  How The Surrender Charge Works...........................................................................         86
     How Deducted..........................................................................................         86
  Pro Rata Deductions......................................................................................         86
  Contract Fee.............................................................................................         86
  Transfer Fee.............................................................................................         86
  GMDB Charge..............................................................................................         87
  ADB Charge...............................................................................................         87
  GMIB Charge..............................................................................................         87
  GMWB Charge..............................................................................................         88
  Other Charges............................................................................................         88
     Redemption Fee........................................................................................         88
     Tax Charges...........................................................................................         88
     Fund Expenses.........................................................................................         88
     Changes in Contract Charges or Fees...................................................................         89
     Premium Taxes.........................................................................................         89
  Contract Credits.........................................................................................         89
FEDERAL INCOME TAXES.......................................................................................         89
  Tax Status of the Contract...............................................................................         89
     Purchasing the Contract...............................................................................         89
     Owner Control.........................................................................................         90

  Taxation of Annuities....................................................................................         90
     Distributions and Required Minimum Distributions......................................................         90
     Withdrawals...........................................................................................         90
     Annuity Payments......................................................................................         90
     Taxation of Death Benefit Proceeds....................................................................         90
  Individual Retirement Annuities..........................................................................         90
     Traditional IRAs......................................................................................         90
     Roth IRAs.............................................................................................         91
     Other Tax Issues for IRAs and Roth IRAs...............................................................         91
  Tax Sheltered Annuities..................................................................................         91
  Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?........................         92
  Transfers or Exchanges of a Contract.....................................................................         93
  Withholding..............................................................................................         93
  Federal Estate Taxes.....................................................................................         93
  Generation-Skipping Transfer Tax.........................................................................         93
  Annuity Purchases by Nonresident Aliens and Foreign Corporations.........................................         93
  Possible Changes In Taxation.............................................................................         93
  Possible Charge For Our Taxes............................................................................         94
  Foreign Tax Credits......................................................................................         94
PERFORMANCE INFORMATION....................................................................................         94
OTHER INFORMATION..........................................................................................         95
  Notices and Elections....................................................................................         95
  Voting Rights............................................................................................         96
  Reports to Contract Owners...............................................................................         96
  Changes to the Separate Account..........................................................................         96
  Selling the Contract.....................................................................................         97
  State Regulation.........................................................................................         97
  Legal Proceedings........................................................................................         98
  Experts..................................................................................................         98
  Legal Matters............................................................................................         98
  Registration Statements..................................................................................         98
ACCUMULATION UNIT VALUES...................................................................................         99
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............................................        115
APPENDIX A - Example of Bonus Payment and Recapture........................................................        116
APPENDIX B - Example of Maximum Anniversary Value GMDB.....................................................        117
APPENDIX C - Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB.........................        118
APPENDIX D - Example of ADB................................................................................        119
APPENDIX E - Example of GMIB and GMIB EXTRA Riders.........................................................        120
APPENDIX F - Example of GMWB...............................................................................        121
APPENDIX G - GMIB & GMWB Investment Categories.............................................................        122
APPENDIX H - GMWB Tax Examples.............................................................................        123
APPENDIX I - State Contract Availability and/or Variations of Certain Features and Benefits................        124
APPENDIX J - Differences Between GMIB & GMIB EXTRA.........................................................        126
APPENDIX K - Differences Between Single Life GMWB and Joint Life GMWB......................................        127
APPENDIX L - GMWB Variations Depending on Date of Contract Purchase........................................        128

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- ACCOUNT VALUE: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

-  ANNUITANT: Any natural person(s) on whose life annuity payments are based.


- ANNUITY DATE: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant's 95(th) birthday.


- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.


- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.


- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.

- INDIVIDUAL RETIREMENT ACCOUNT ("IRA ACCOUNT"): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code ("IRC"). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

-  INDIVIDUAL RETIREMENT ANNUITY ("IRA"): An annuity meeting the requirements of
   Section 408(b) of the IRC. A SEP IRA Contract is a specific type of IRA.


- JOINT ANNUITANT: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.


-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

- ROTH INDIVIDUAL RETIREMENT ACCOUNT ("ROTH IRA ACCOUNT"): A custodial account meeting the requirements of Section 408A of the IRC.

- ROTH INDIVIDUAL RETIREMENT ANNUITY ("ROTH IRA"): An annuity meeting the requirements of Section 408A of the IRC.


- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.


- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Premiums                                            None
 Surrender Charge
                                                AS A % OF PREMIUM WITHDRAWN
   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM
                                    B CLASS   L CLASS   C CLASS          XC CLASS
             0 years                  7.0%      6.0%     2.0%              8.0%
              1 year                  6.0%      5.0%     0.0%              8.0%
             2 years                  5.0%      4.0%     0.0%              7.0%
             3 years                  4.0%      3.0%     0.0%              7.0%
             4 years                  3.0%      0.0%     0.0%              6.0%
             5 years                  2.0%      0.0%     0.0%              6.0%
             6 years                  1.0%      0.0%     0.0%              5.0%
             7 years                  0.0%      0.0%     0.0%              4.0%
             8 years                  0.0%      0.0%     0.0%              3.0%
             9 years                  0.0%      0.0%     0.0%              0.0%
                                                        CURRENT          MAXIMUM
 Transfer Fee(1)                                         $25               $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)    B CLASS   L CLASS   C CLASS    XC CLASS
     Maximum Asset-Based Insurance Charge           2.00%     2.00%     2.00%       2.00%
     Current Asset-Based Insurance Charge           1.25%     1.45%     1.60%       1.65%

                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(2)                                          $50                $75

-------------------------------
(1) There is no charge for the first 12 transfers in a contract year.

(2) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

                                                                  CURRENT            MAXIMUM
ANNUAL CHARGE FOR OPTIONAL RIDERS(3)
     Return of Premium GMDB (standard)(4)                           0.15%              0.40%
     Return of Premium GMDB (GMWB version)(5)                       0.15%              0.40%
     Return of Premium GMDB (GMIB version)(6)                       0.15%              0.40%
     Maximum Anniversary Value GMDB(4)                              0.25%              0.65%
     Roll-Up GMDB(4)                                                0.50%              1.00%
     Greater of Maximum Anniversary Value and Roll-Up
       GMDB(4)                                                      0.55%              1.20%
     ADB(7)                                                         0.25%              0.50%
     GMIB(8)                                                        0.50%              0.90%
     GMIB EXTRA(9)                                                  0.65%              1.20%
     GMWB Single Life(10)                                           0.60%              1.25%
     GMWB Joint Life(10)                                            0.75%              1.50%


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year* before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


RANGE OF EXPENSES FOR THE FUNDS(11)                             MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses)                   0.60%          3.02%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses - after any
  contractual waivers or reimbursements of fees and
  expenses)(12)                                                    0.60%          2.85%


(3) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.


(4) The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit ("GMDB"). For more information, see "Death Benefit."



(5) The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see "Death Benefit."



(6) The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see "Death Benefit."



(7) The ADB Base is the account value. For more information, see "Additional Death Benefit."



(8) The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit ("GMIB"). For more information, see "Guaranteed Minimum Income Benefit."



(9) The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see "Guaranteed Minimum Income Benefit EXTRA."



(10) The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit ("GMWB"). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see "Guaranteed Minimum Withdrawal Benefit."



(11) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently


-------------------------------
* For a list of these dates, see "Most Recently Ended Fiscal Years."

     ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.


(12) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time. For more information about these arrangements, consult the prospectuses for the Funds.


The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year*, as a percentage of each Fund's average net assets.

                                                                                                 BLACKROCK
                                                                                                   BOND
                                        BLACKROCK                                               FUND, INC.
                                           BOND                                                 -----------
                         BLACKROCK      FUND, INC.     BLACKROCK     BLACKROCK     BLACKROCK     BLACKROCK
                           BASIC       ------------   FUNDAMENTAL      GLOBAL        GLOBAL        HIGH
                           VALUE        BLACKROCK       GROWTH       ALLOCATION    SMALL CAP      INCOME
                         FUND, INC.     BOND FUND     FUND, INC.     FUND, INC.    FUND, INC.      FUND
                         (INVESTOR      (INVESTOR      (INVESTOR     (INVESTOR     (INVESTOR    (INVESTOR A
ANNUAL EXPENSES         A SHARES)(1)   A SHARES)(2)    A SHARES)    A SHARES)(3)   A SHARES)      SHARES)
---------------         ------------   ------------   -----------   ------------   ----------   -----------
Investment Advisory
 Fees..................     0.40%           0.44%        0.61%          0.75%         0.85%        0.42%
12b-1 Fees.............     0.25%           0.25%        0.25%          0.25%         0.25%        0.25%
Other Expenses.........     0.17%           0.23%        0.26%          0.16%         0.36%        0.22%
Acquired Fund Fees and
 Expenses..............     0.01%           0.01%        0.01%          0.01%         0.01%        0.01%
Total Annual Operating
 Expenses..............     0.83%(7)        0.93%(7)     1.13%(7)       1.17%(7)      1.47%(7)     0.90%(7)
Expense
 Reimbursements........       --           (0.06)%         --             --            --           --
Net Expenses...........     0.83%(7)        0.87%(7)     1.13%(7)       1.17%(7)      1.47%(7)     0.90%(7)


                                 BLACKROCK INDEX FUNDS, INC.
                         -------------------------------------------
                                          BLACKROCK      BLACKROCK
                           BLACKROCK      SMALL CAP       S&P 500
                         INTERNATIONAL      INDEX          INDEX
                          INDEX FUND         FUND           FUND
                           (INVESTOR      (INVESTOR      (INVESTOR
ANNUAL EXPENSES          A SHARES)(4)    A SHARES)(5)   A SHARES)(6)
---------------          -------------   ------------   ------------
Investment Advisory
 Fees..................      0.01%           0.01%          0.010%
12b-1 Fees.............      0.25%           0.25%          0.250%
Other Expenses.........      0.52%           0.48%          0.345%
Acquired Fund Fees and
 Expenses..............      0.01%           0.02%          0.010%
Total Annual Operating
 Expenses..............      0.79%(7)        0.76%(7)       0.615%(7)
Expense
 Reimbursements........        --              --          (0.005)%
Net Expenses...........      0.79%(7)        0.76%(7)       0.610%(7)


                                         BLACKROCK
                                         SHORT-TERM                                                              BLACKROCK
                          BLACKROCK         BOND                                                                   FUNDS
                          FUNDS II      SERIES, INC.     BLACKROCK LARGE CAP SERIES FUNDS, INC.                -------------
                        -------------   ------------   ------------------------------------------                BLACKROCK
                          BLACKROCK      BLACKROCK      BLACKROCK      BLACKROCK      BLACKROCK     MERRILL     GOVERNMENT
                        INTERNATIONAL    SHORT-TERM     LARGE CAP      LARGE CAP      LARGE CAP      LYNCH        INCOME
                         VALUE FUND      BOND FUND      CORE FUND     GROWTH FUND     VALUE FUND     READY       PORTFOLIO
                          (INVESTOR      (INVESTOR      (INVESTOR      (INVESTOR      (INVESTOR      ASSETS      (INVESTOR
ANNUAL EXPENSES         A SHARES)(8)    A SHARES)(1)   A SHARES)(1)   A SHARES)(1)   A SHARES)(1)   TRUST(9)   A SHARES)(10)
---------------         -------------   ------------   ------------   ------------   ------------   --------   -------------
Investment Advisory
 Fees..................     0.75%           0.21%          0.47%          0.50%          0.50%       0.374%         0.50%
12b-1 Fees.............     0.25%           0.25%          0.25%          0.25%          0.25%       0.125%           --
Other Expenses.........     0.27%           0.45%          0.42%          0.54%          0.44%       0.161%         0.34%
Service Fees...........       --              --             --             --             --           --          0.25%
Acquired Fund Fees and
 Expenses..............       --            0.01%          0.01%          0.01%          0.01%          --            --
Total Annual Operating
 Expenses..............     1.27%(7)        0.92%(7)       1.15%(7)       1.30%(7)       1.20%(7)    0.660%         1.09%
Expense
 Reimbursements........       --              --             --             --             --           --         (0.02%)
Net Expenses...........     1.27%(7)        0.92%(7)       1.15%(7)       1.30%(7)       1.20%(7)    0.660%         1.07%


                           BLACKROCK
                             VALUE
                         OPPORTUNITIES
                          FUND, INC.
                           (INVESTOR
ANNUAL EXPENSES          A SHARES)(1)
---------------          -------------
Investment Advisory
 Fees..................      0.47%
12b-1 Fees.............      0.25%
Other Expenses.........      0.55%
Service Fees...........        --
Acquired Fund Fees and
 Expenses..............      0.02%
Total Annual Operating
 Expenses..............      1.29%(7)
Expense
 Reimbursements........        --
Net Expenses...........      1.29%(7)


                          AIM GROWTH SERIES            THE ALLIANCEBERNSTEIN TRUST
                        ----------------------   ---------------------------------------         ALLIANZ FUNDS
                                        AIM      ALLIANCE-                                 --------------------------
                            AIM       MID CAP    BERNSTEIN    ALLIANCE-      ALLIANCE-         CCM            NFJ
                           BASIC        CORE     SMALL/MID    BERNSTEIN      BERNSTEIN       CAPITAL       DIVIDEND
                           VALUE       EQUITY    CAP VALUE      VALUE      INTERNATIONAL   APPRECIATION      VALUE
                           FUND         FUND     FUND, INC.   FUND, INC.       VALUE           FUND          FUND
                         (CLASS A     (CLASS A    (CLASS A     (CLASS A      (CLASS A        (CLASS A      (CLASS A
ANNUAL EXPENSES         SHARES)(11)   SHARES)     SHARES)      SHARES)        SHARES)      SHARES)(12)    SHARES)(13)
---------------         -----------   --------   ----------   ----------   -------------   ------------   -----------
Investment Advisory
 Fees..................     0.66%       0.68%       0.75%        0.55%         0.71%           0.45%        0.45%
12b-1 Fees.............     0.25%       0.25%       0.30%        0.30%         0.30%           0.25%        0.25%
Other Expenses.........     0.29%       0.35%       0.34%        0.28%         0.18%           0.42%        0.40%
Acquired Fund Fees and
 Expenses..............       --        0.02%         --           --            --              --            --
Total Annual Operating
 Expenses..............     1.20%       1.30%       1.39%        1.13%         1.19%           1.12%        1.10%
Expense
 Reimbursements........    (0.05%)        --       (0.24%)         --            --              --            --
Net Expenses...........     1.15%       1.30%       1.15%        1.13%         1.19%           1.12%        1.10%


                               ALLIANZ FUNDS
                         -------------------------
                             NFJ
                          SMALL-CAP        OCC
                            VALUE      RENAISSANCE
                            FUND          FUND
                          (CLASS A      (CLASS A
ANNUAL EXPENSES          SHARES)(14)   SHARES)(15)
---------------          -----------   -----------
Investment Advisory
 Fees..................      0.60%        0.60%
12b-1 Fees.............      0.25%        0.25%
Other Expenses.........      0.40%        0.40%
Acquired Fund Fees and
 Expenses..............        --           --
Total Annual Operating
 Expenses..............      1.25%        1.25%
Expense
 Reimbursements........        --           --
Net Expenses...........      1.25%        1.25%


-------------------------------

* For a list of these dates, see "Most Recently Ended Fiscal Years."

                                            AMERICAN
                                             CENTURY
                            AMERICAN         MUTUAL                                AMERICAN FUNDS(17)
                            CENTURY        FUNDS, INC.   -----------------------------------------------------------------------
                            CAPITAL        -----------
                        PORTFOLIOS, INC.                                                THE GROWTH   THE INCOME
                        ----------------    ULTRA(R)       THE BOND      EURO-PACIFIC    FUND OF      FUND OF     THE INVESTMENT
                         EQUITY INCOME        FUND          FUND OF         GROWTH       AMERICA,     AMERICA,      COMPANY OF
                         FUND (ADVISOR      (ADVISOR     AMERICA, INC.       FUND          INC.         INC.         AMERICA
                             CLASS            CLASS        (CLASS F        (CLASS F      (CLASS F     (CLASS F       (CLASS F
ANNUAL EXPENSES           SHARES)(16)      SHARES)(16)      SHARES)        SHARES)       SHARES)      SHARES)        SHARES)
---------------         ----------------   -----------   -------------   ------------   ----------   ----------   --------------
Investment Advisory
 Fees..................       0.73%           0.74%         0.25%           0.43%         0.28%        0.25%          0.25%
12b-1 Fees.............       0.50%           0.50%         0.25%           0.25%         0.25%        0.25%          0.25%
Other Expenses.........         --              --          0.13%           0.16%         0.11%        0.10%          0.10%
Acquired Fund Fees and
 Expenses..............         --              --             --              --            --           --             --
Total Annual Operating
 Expenses..............       1.23%           1.24%         0.63%           0.84%         0.64%        0.60%          0.60%
Expense
 Reimbursements........         --              --             --              --            --           --             --
Net Expenses...........       1.23%           1.24%         0.63%           0.84%         0.64%        0.60%          0.60%



                                                                  COLUMBIA
                                                                    FUNDS
                                                                   SERIES
                                                                    TRUST
                        COHEN &                                  -----------                 DELAWARE
                         STEERS       COLUMBIA ACORN TRUST                                     GROUP
                         REALTY    ---------------------------    COLUMBIA       DAVIS        EQUITY
                         INCOME     COLUMBIA       COLUMBIA        MARSICO      NEW YORK     FUNDS III
                         FUND,        ACORN          ACORN         GROWTH       VENTURE      DELAWARE
                          INC.         USA       INTERNATIONAL      FUND       FUND, INC.   TREND FUND       DREYFUS
                        (CLASS A    (CLASS A       (CLASS A       (CLASS A      (CLASS A     (CLASS A      APPRECIATION
ANNUAL EXPENSES         SHARES)    SHARES)(18)    SHARES)(19)    SHARES)(20)    SHARES)     SHARES)(21)   FUND, INC.(22)
---------------         --------   -----------   -------------   -----------   ----------   -----------   --------------
Investment Advisory
 Fees..................  0.75%        0.86%          0.77%          0.86%         0.49%        0.71%           0.55%
12b-1 Fees.............  0.25%        0.25%          0.25%          0.25%         0.25%        0.29%             --
Other Expenses.........  0.25%        0.15%          0.22%          0.13%         0.14%        0.40%           0.40%
Shareholder Service
 Fees..................     --          --             --             --            --           --              --
Acquired Fund Fees and
 Expenses..............     --          --             --             --            --           --              --
Total Annual Operating
 Expenses..............  1.25%        1.26%          1.24%          1.24%         0.88%        1.40%           0.95%
Expense
 Reimbursements........     --          --             --             --         (0.01)%         --              --
Net Expenses...........  1.25%        1.26%          1.24%          1.24%         0.87%        1.40%           0.95%

                                           EATON
                                           VANCE
                                          SPECIAL      FIDELITY
                                         INVESTMENT     ADVISOR
                          EATON VANCE      TRUST       SERIES I
                            MUTUAL       ----------   -----------
                          FUNDS, INC.
                         -------------     EATON        ADVISOR
                          EATON VANCE      VANCE        EQUITY
                         FLOATING-RATE   LARGE-CAP      GROWTH
                             FUND          VALUE         FUND
                           (CLASS A       (CLASS A     (CLASS A
ANNUAL EXPENSES             SHARES)       SHARES)     SHARES)(23)
---------------          -------------   ----------   -----------
Investment Advisory
 Fees..................      0.66%         0.615%        0.57%
12b-1 Fees.............        --             --         0.25%
Other Expenses.........      0.10%         0.145%        0.31%
Shareholder Service
 Fees..................      0.25%          0.25%          --
Acquired Fund Fees and
 Expenses..............        --             --           --
Total Annual Operating
 Expenses..............      1.01%          1.01%        1.13%
Expense
 Reimbursements........        --             --
Net Expenses...........      1.01%          1.01%        1.13%


                                                                               JPMORGAN TRUST II
                          FEDERATED EQUITY FUNDS                           -------------------------
                        --------------------------      JANUS ADVISER       JPMORGAN                      LORD         LORD
                                                           SERIES           MULTI-CAP     JPMORGAN       ABBETT       ABBETT
                         FEDERATED      FEDERATED    -------------------     MARKET       SMALL CAP    AFFILIATED     BOND-
                        APPRECIATION     KAUFMAN                  JANUS      NEUTRAL       GROWTH        FUND,      DEBENTURE
                            FUND          FUND         JANUS     ADVISER      FUND          FUND          INC.      FUND, INC.
                          (CLASS A      (CLASS A      ADVISER    MID CAP    (CLASS A      (CLASS A      (CLASS A     (CLASS A
ANNUAL EXPENSES         SHARES)(24)    SHARES)(25)   FORTY(26)   GROWTH    SHARES)(27)   SHARES)(28)    SHARES)      SHARES)
---------------         ------------   -----------   ---------   -------   -----------   -----------   ----------   ----------
Investment Advisory
 Fees..................     0.75%          1.43%        0.64%      0.64%       1.25%         0.65%        0.30%        0.45%
12b-1 Fees.............     0.25%          0.25%        0.25%      0.25%       0.25%         0.25%        0.35%        0.35%
Other Expenses.........     0.50%          0.50%        0.17%      0.39%       1.27%         0.24%        0.17%        0.19%
Acquired Fund Fees and
 Expenses..............       --             --           --         --          --            --           --           --
Shareholder Service
 Fees..................       --             --           --         --        0.25%         0.25%          --           --
Total Annual Operating
 Expenses..............     1.50%          2.18%        1.06%      1.28%       3.02%         1.39%        0.82%        0.99%
Expense
 Reimbursements........       --             --        (0.13)%    (0.38)%     (0.17)%       (0.14)%         --           --
Net Expenses...........     1.50%          2.18%        0.93%      0.90%       2.85%         1.25%        0.82%        0.99%


                            LORD
                           ABBETT     OPPENHEIMER
                          MID-CAP       CAPITAL
                           VALUE      APPRECIATION
                         FUND, INC.       FUND
                          (CLASS A      CLASS A
ANNUAL EXPENSES           SHARES)     SHARES)(29)
---------------          ----------   ------------
Investment Advisory
 Fees..................     0.51%         0.57%
12b-1 Fees.............     0.30%         0.24%
Other Expenses.........     0.25%         0.26%
Acquired Fund Fees and
 Expenses..............       --            --
Shareholder Service
 Fees..................       --            --
Total Annual Operating
 Expenses..............     1.06%         1.07%
Expense
 Reimbursements........
Net Expenses...........     1.06%         1.07%

                        OPPENHEIMER                                      PIMCO FUNDS
                        MAIN STREET                 -----------------------------------------------------
                        FUND, INC.                     PIMCO
                        -----------   OPPENHEIMER   COMMODITY-       PIMCO         PIMCO         PIMCO
                        OPPENHEIMER   MAIN STREET   REAL RETURN       LOW          REAL          TOTAL
                        MAIN STREET    SMALL CAP     STRATEGY      DURATION       RETURN        RETURN        PIONEER
                          FUND(R)       FUND(R)        FUND          FUND          FUND          FUND          FUND
                         (CLASS A      (CLASS A      (CLASS A      (CLASS A      (CLASS A      (CLASS A      (CLASS A
ANNUAL EXPENSES         SHARES)(30)   SHARES)(29)   SHARES)(31)   SHARES)(32)   SHARES)(33)   SHARES)(34)   SHARES)(35)
---------------         -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment Advisory
  Fees.................    0.46%         0.62%         0.49%         0.25%         0.25%         0.25%         0.64%
12b-1 Fees.............    0.24%         0.25%         0.25%         0.25%         0.25%         0.25%         0.25%
Other Expenses.........    0.22%         0.28%         0.50%         0.35%         0.40%         0.40%         0.22%
Acquired Fund Fees and
  Expenses.............      --            --            --            --            --            --            --
Total Annual Operating
  Expenses.............    0.92%         1.15%         1.24%         0.85%         0.90%         0.90%         1.11%
Expense
  Reimbursements.......      --            --            --            --            --            --            --
Net Expenses...........    0.92%         1.15%         1.24%         0.85%         0.90%         0.90%         1.11%



                                                                               TEMPLETON
                                                                                FUNDS,
                                                                                 INC.
                          PIONEER                     PIONEER                  ---------
                         EMERGING       PIONEER      SMALL CAP                 TEMPLETON   TEMPLETON    VAN KAMPEN
                          MARKETS     HIGH YIELD       VALUE                    FOREIGN      GROWTH      COMSTOCK
                           FUND          FUND          FUND        SELIGMAN      FUND      FUND, INC.      FUND
                         (CLASS A      (CLASS A      (CLASS A      CAPITAL     (CLASS A     (CLASS A     (CLASS A
ANNUAL EXPENSES         SHARES)(36)   SHARES)(36)   SHARES)(36)   FUND, INC.    SHARES)     SHARES)      SHARES)
---------------         -----------   -----------   -----------   ----------   ---------   ----------   ----------
Investment Advisory
  Fees.................    1.15%         0.58%          0.85%       0.85%       0.59%        0.57%         0.37%
12b-1 Fees.............    0.25%         0.25%          0.25%       0.25%       0.25%        0.25%         0.25%
Other Expenses.........    0.50%         0.27%          0.33%       0.41%       0.32%        0.23%         0.18%
Acquired Fund Fees and
  Expenses.............      --            --           0.10%          --          --           --           --
Total Annual Operating
  Expenses.............    1.90%         1.10%          1.53%       1.51%       1.16%        1.05%         0.80%
Expense
  Reimbursements.......      --            --             --           --          --           --           --
Net Expenses...........    1.90%         1.10%          1.53%       1.51%       1.16%        1.05%         0.80%


-------------------------------


 (1) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of its underlying master portfolio/trust.



 (2) Fees and expenses shown include the expenses of both the Bond Fund and the Bond Fund's pro rata share of the expenses of its underlying master portfolio/trust. The Bond Fund's investment adviser receives a fee from the master portfolio at the annual rate of 0.07% of the master portfolio's average daily net assets, a portion of which is paid indirectly by the Bond Fund, and receives a fee from the Bond Fund at the annual rate of 0.37% of the Bond Fund's average daily net assets for an overall Investment Advisory Fee rate paid by the Bond Fund of 0.44%. However, the investment adviser has contractually agreed to waive the Bond Fund's Investment Advisory Fee in the amount of the Bond Fund's share of the Investment Advisory Fee paid by the master portfolio for as long as the Bond Fund invests in the master portfolio. After giving effect to this waiver, the investment adviser receives a fee from the Bond Fund (including the fee paid indirectly through the master portfolio) at the annual rate of 0.37% of the Bond Fund's average daily net assets.



 (3) The Fund's investment adviser has agreed to voluntarily waive a portion of the Investment Advisory Fee. The Fund's investment adviser may discontinue or reduce this waiver of fees at any time without notice. For the fiscal year ended October 31, 2006, after taking into account this fee waiver, the Total Annual Operating Expense ratio for Investor A Shares was 1.08%.



 (4) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of the Quantitative Master Trust in which it invests. The investment adviser has entered into a contractual arrangement with Master International Index Series under which expenses incurred will not exceed 0.12%. This arrangement has a one-year term and is renewable. During the fiscal year ended December 31, 2006, the investment adviser waived fees of $65,424. In addition, the administrator has agreed to voluntarily waive administrative fees and/or reimburse expenses of the Fund so that Total Annual Operating Expenses will not exceed certain amounts (excluding Acquired Fund Fees and Expenses). During the fiscal year ended December 31, 2006, the administrator waived administration fees totaling $161,609. Total Annual Operating Expenses in the fee table assume the absence of any such reimbursement of expenses and/or waiver of fees because it may be discontinued or reduced by the investment adviser/administrator at any time without notice. After taking into account the fee levels described above and such waivers and reimbursements, the total expense ratio (including Acquired Fund Fees and Expenses) was 0.73%.



 (5) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of the Quantitative Master Trust in which it invests. The investment adviser has entered into a contractual arrangement with Master Small Cap Index Series under which expenses incurred will not exceed 0.08%. This arrangement has a one-year term and is renewable. During the fiscal year ended December 31, 2006, the investment adviser waived fees of $9,889. In addition, the administrator has agreed to voluntarily waive administrative fees and/or reimburse expenses of the Fund so that Total Annual Operating Expenses will not exceed certain amounts (excluding Acquired Fund Fees and Expenses). In addition, the investment adviser for the underlying series has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series will not exceed specified amounts. However, because the combined Investment Advisory Fee and administrative fee for the Fund does not currently exceed the specified amounts, no fees are currently being waived for this Fund. This arrangement has a one year term and is renewable.



 (6) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of Quantitative Master Series Trust in which it invests. The investment adviser for the underlying series has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series will not exceed specified amounts. Absent this contractual arrangement, the investment adviser of Master S&P 500 Index Series would receive the Investment Advisory Fee as a percentage of average daily net assets of 0.01%. This arrangement has a one-year term and is renewable. As a result, the investment adviser receives a fee of 0.005% of the average daily net assets of the series in which the Fund invests.



 (7) Where applicable, the Total Annual Operating Expenses of the Fund do not correlate to the ratio of expenses to average net assets given in the most recent annual report, which does not include the Acquired Fund Fees and Expenses (or, as applicable, the Master Portfolio's Acquired Fund Fees and Expenses).



 (8) Includes Acquired Fund Fees and Expenses, which are less than 0.01%.



 (9) The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund is authorized to pay each distributor distribution fees at an annual rate of 0.125% of the average daily net asset value of Fund shares sold through such distributor.



(10) BlackRock US Government Fund was reorganized into BlackRock Government Income Portfolio on October 13, 2006. Pursuant to the reorganization, each shareholder of Class A shares of BlackRock US Government Fund received Investor A Shares of BlackRock Government Income Portfolio with an aggregate net asset value equal to the aggregate net asset value of BlackRock US Government Fund shares owned immediately prior to the reorganization. Acquired Fund Fees and Expenses were less than 0.01% for the Fund's last fiscal year. The Fund's investment adviser has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% for Investor A Shares (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2008. The Fund may have to repay some of these waivers and reimbursements to the investment adviser in the following two years. Including voluntary waivers, the Net Expenses for Investor A Shares of the Fund are estimated to be 0.90% (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses). These voluntary waivers may be terminated at any time. See the Fund's prospectus for a discussion of these waivers and reimbursements. In addition, the investment adviser has agreed to voluntarily waive or reimburse fees or expenses such that Net Expenses would not exceed 0.95% (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Investor A

     Shares. This voluntary waiver or reimbursement may be reduced or discontinued at any time; however, BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the reorganization of the Fund and a mutual fund formerly managed by Merrill Lynch Investment Managers unless approved by the Fund's trustees, including a majority of the non-interested trustees.



(11) Through December 31, 2012, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the Investment Advisory Fees payable by the Fund does not exceed a specified maximum annual Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual Investment Advisory Fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).



(12) Other Expenses reflect a 0.39% administrative fee paid by Class A shares and approximately 0.03% in trustees' shareholder meeting/proxy and tax expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $500 million, an additional 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares.



(13) Other Expenses reflect a 0.37% administrative fee paid by Class A shares and approximately 0.03% in trustees' and shareholder meeting/proxy expenses incurred by Class A shares, during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $500 million, an additional 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares.



(14) Effective January 1, 2007, the Investment Advisory Fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets. Other Expenses reflect a 0.38% administrative fee paid by Class A shares and approximately 0.02% in interest, trustees' and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares. The administrative fee rate and breakpoint schedule reflects the administrative fee in effect beginning April 1, 2005.



(15) The Fund's Investment Advisory Fee has been reduced by 0.05%. In addition, effective October 1, 2007, the Fund's Investment Advisory Fee will be further reduced by 0.05% to 0.50%. These Investment Advisory Fee reductions will continue until at least December 31, 2007. Other Expenses reflect a 0.38% administrative fee paid by Class A shares and approximately 0.02% in interest, trustees' and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares.



(16) The Fund pays 0.25% to the broker-dealer as a record of trailing commission and 0.25% for administrative services. Adviser Class shares are purchased at net asset value and are subject to annual service and distribution fees totaling 0.50%.



(17) The Fund's investment adviser began waiving 5% of its Investment Advisory Fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total Annual Operating Expenses do not reflect any waiver.



(18) Expenses have been adjusted to reflect current contractual arrangements. In addition to the Investment Advisory Fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the investment adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. The administrative fee is included in Other Expenses. The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of Other Expenses. If this waiver were reflected in the table, Total Annual Operating Expenses would be 1.28%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.



(19) In addition to the Investment Advisory Fee, the Fund and the other funds of Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. The administrative fee is included in Other Expenses. The Fund's investment adviser and/or affiliates have voluntarily agreed to waive a portion of Other Expenses. If this waiver were reflected in the table, Total Annual Operating Expenses would have been 1.30%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.



(20) The Fund pays an Investment Advisory Fee of 0.64% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's Investment Advisory Fees. The Investment Advisory Fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion. Other Expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services effective April 1, 2006. The Fund's transfer agent has voluntarily agreed to waive a portion of its fees (which are included in Other Expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, Other Expenses would be 0.12%; and Total Annual Operating expenses would be 1.23%. The Fund's transfer agent, at its discretion, may revise or discontinue this arrangement at any time.



(21) The Board of Trustees has adopted a formula for calculating 12b-1 Fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 Fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 Fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The investment adviser has contracted to waive fees and pay expenses through October 21, 2007 in order to prevent Total Annual Operating Expenses (excluding any 12b-1 Fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.11% of average daily net assets.



(22) Shareholder service fees are included in Other Expenses.



(23) The Fund's investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund's investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2006 would have been 1.11%.



(24) Shareholder service fees are included in Other Expenses. Class A Shares of the Fund did not pay or accrue the 12b-1 Fee for the fiscal year ended October 31, 2006. Total Annual Operating Expenses after taking into account this waiver would have been 0.49%.



(25) Shareholder service fees are included in Other Expenses. The Fund's investment adviser voluntarily waived a portion of the Investment Advisory Fee. The Fund's investment adviser can terminate this voluntary waiver at any time. The Investment Advisory Fee paid by the Fund (after the voluntary waiver) would have been 1.27% for the fiscal year ended October 31, 2006. Also, a portion of the 12b-1 Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The 12b-1 Fee paid by the Fund's Class A Shares (after the voluntary waiver) would have been 0.19% for the fiscal year ended October 31, 2006. In addition, 0.01% of the Fund's administrator and transfer agents fees (part of Other Expenses) were waived. Taking these waivers into account, Total Annual Operating Expenses for the fiscal year ended October 31, 2006 would have been 0.49%.



(26) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.



(27) Other Expenses have been calculated based on the actual other expenses incurred in the most recent fiscal year. Dividend expenses on short sales are included in Other Expenses. If dividend expenses relating to short sales were not included, Total Annual Operating Expenses for Class A Shares would have been 1.92% and Net Expenses would have been 1.75%. The expenses reflect a written agreement pursuant to which the Fund's investment adviser, administrator and distributor agree that they will reimburse the Fund to the extent Total Annual Operating Expenses of Class A Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses relating to short sales) exceed 1.75% of their average daily net assets through October 31, 2007. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



(28) The expenses reflect a written agreement pursuant to which the Fund's investment adviser, administrator, and distributor agree that they will reimburse the Fund to the extent Total Annual Operating Expenses for Class A shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses relating to short sales) exceed 1.25% of average daily net assets through October 31, 2007. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Other Expenses have been calculated based on the actual other expenses incurred in the most recent fiscal year.



(29) Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.



(30) Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended August 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



(31) Other Expenses reflect an administrative fee of 0.50%.



(32) Other Expenses reflect an administrative fee of 0.35%.



(33) Other Expenses reflect an administrative fee of 0.40%.



(34) Other Expenses reflect an administrative fee of 0.40%.



(35) Total Annual Operating Expenses have not been reduced by any expense asset arrangements. The Fund pays an Investment Advisory Fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. The Fund's basic fee, before any performance adjustment, is 0.60% of average daily net assets.



(36) The Fund pays an Investment Advisory Fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. The Fund's basic fee, before any performance adjustment, is 0.60% of average daily net assets.

                        MOST RECENTLY ENDED FISCAL YEARS

This Prospectus reflects information for each Fund as of the end of each Fund's most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:


   FISCAL YEAR END                                  FUNDS
March 31, 2006           BlackRock Value Opportunities Fund, Inc., American Century
                         Equity Income Fund, American Funds EuroPacific Growth Fund,
                         Columbia Marsico Growth Fund, PIMCO CommodityRealReturn
                         Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return
                         Fund, PIMCO Low Duration Fund
June 30, 2006            BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap
                         Fund, BlackRock International Value Fund Inc., BlackRock
                         Short-Term Bond Fund, Allianz CCM Capital Appreciation Fund,
                         Allianz NFJ Small-Cap Value Fund, Allianz NFJ Dividend Value
                         Fund, Allianz OCC Renaissance Fund, Delaware Trend Fund,
                         JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap
                         Growth Fund, Oppenheimer Main Street Small Cap Fund(R)
July 31, 2006            American Funds The Income Fund of America, Inc., Davis New
                         York Venture Fund, Inc., Janus Adviser Forty, Janus Adviser
                         Mid Cap Growth
August 31, 2006          BlackRock Fundamental Growth Fund, Inc., American Funds The
                         Growth Fund of America, Inc., Oppenheimer Capital
                         Appreciation Fund, Oppenheimer Main Street Fund(R),
                         Templeton Foreign Fund, Templeton Growth Fund, Inc.
September 30, 2006       BlackRock Bond Fund, BlackRock High Income Fund, BlackRock
                         Government Income Portfolio
October 31, 2006         BlackRock Global Allocation Fund, Inc., BlackRock Large Cap
                         Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large
                         Cap Value Fund, American Century Ultra(R) Fund, Eaton Vance
                         Floating-Rate Fund, Federated Capital Appreciation Fund,
                         Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc.,
                         Pioneer High Yield Fund
November 30, 2006        AllianceBernstein Small/Mid Cap Value Fund,
                         AllianceBernstein International Value Fund,
                         AllianceBernstein Value Fund, Fidelity Advisor Equity Growth
                         Fund, Pioneer Emerging Markets Fund, Pioneer Small Cap Value
                         Fund
December 31, 2006        BlackRock International Index Fund, BlackRock Small Cap
                         Index Fund, BlackRock S&P 500 Index Fund, Merrill Lynch
                         Ready Assets Trust, AIM Basic Value Fund, AIM Mid Cap Core
                         Equity Fund, American Funds The Bond Fund of America, Inc.,
                         American Funds The Investment Company of America, Cohen &
                         Steers Realty Income Fund, Inc., Columbia Acorn USA,
                         Columbia Acorn International, Dreyfus Appreciation Fund,
                         Inc., Eaton Vance Large-Cap Value, Lord Abbett
                         Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund,
                         Inc., Pioneer Fund, Seligman Capital Fund, Van Kampen
                         Comstock Fund


                                    EXAMPLES


These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.


EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,221                $2,223                $3,226                $5,899
  (b)          $  993                $1,552                $2,129                $3,870


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $598                 $1,788                $2,971                $5,899
  (b)           $353                 $1,080                $1,837                $3,870


EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,151                $2,190                $3,059                $6,046
  (b)          $  921                $1,515                $1,936                $4,056


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $618                 $1,844                $3,059                $6,046
  (b)           $373                 $1,140                $1,936                $4,056


EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $810                 $1,886                $3,125                $6,155
  (b)           $571                 $1,185                $2,009                $4,194


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $633                 $1,886                $3,125                $6,155
  (b)           $389                 $1,185                $2,009                $4,194


EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,855                $2,736                $3,785                $6,419
  (b)          $1,621                $2,061                $2,706                $4,397


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $660                 $1,969                $3,261                $6,419
  (b)           $405                 $1,240                $2,106                $4,397


EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED LATER IN THIS PROSPECTUS.


The Examples reflect the $50 contract fee as 0.02%, based on our current estimates of anticipated Contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

CONDENSED FINANCIAL INFORMATION containing the accumulation unit value history appears at the end of this Prospectus.

CAPSULE SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

   - GENERAL. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts.

      Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

           The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.


   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.


   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


   - THE SEPARATE ACCOUNT. You may allocate premium(s) into up to 20 of 60 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


   - STATE VARIATIONS. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.

   - CONTROLLING DOCUMENTS. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:


           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment, and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%);



           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment, and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%);


           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%); and


           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment, and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.


                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

      The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:


           - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

           -  amounts transferred from another IRA; and
           - contributions made pursuant to a Simplified Employee Pension up to certain limits.

      Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.


   - CONTRIBUTIONS. Under Federal law for 2007, you may contribute up to $4,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $5,000 if you will be age 50 or older by December 31, 2007. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Contributions to tax sheltered annuities are limited. Please contact a tax advisor for further information.


   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, ML Life Insurance Company of New York, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or the annuitant's, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."


   - PREMIUM ALLOCATION. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Merrill Lynch Ready Assets Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Merrill Lynch Ready Assets Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Merrill Lynch Ready Assets Subaccount.


   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS

   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among Subaccounts - Disruptive Trading."

   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")
           - Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")
           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")

         PARTIAL WITHDRAWALS, GUARANTEED LIFETIME AMOUNT, AND SURRENDER


   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.


           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

           - We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider.)



   - SYSTEMATIC WITHDRAWAL PROGRAM. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. You may take your "free withdrawal amount" (see "Surrender Charge" below) through lump sum withdrawals or the Systematic Withdrawal Program. For more information, see the "Systematic Withdrawal Program" section, later in this Prospectus.



   - GUARANTEED LIFETIME AMOUNT. If the owner/annuitant (and joint annuitant, if applicable) are at least age 60 and not more than age 80, a GMWB rider may be elected for an additional charge. The GMWB permits you to take minimum annual payments called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus.


   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value in a lump sum or apply the annuity value under an Annuity Option. (See "Annuity Options.") A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.


   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date we receive your withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and
      (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.


   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.

                                 DEATH BENEFITS


   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB") below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.



   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:



           - Return of Premium (a standard version or an additional version available if you elect either GMIB EXTRA or a GMWB)

           -  Maximum Anniversary Value
           -  Greater of Maximum Anniversary Value and Roll-Up


      If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.


   - ADDITIONAL DEATH BENEFIT. Contract owners may elect the Additional Death Benefit ("ADB") for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.


   You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under "Death Benefit" and "Additional Death Benefit."


   The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

   Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.


   - For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant's 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1/2. Details about the annuity options available under the Contract can be found under "Annuity Options."


   -  Annuity payments may have tax consequences (see "Federal Income Taxes").

   - If the annuitant and any joint annuitant are not over the age of 75 (age 70 for GMIB EXTRA) on the contract date, you may elect a Guaranteed Minimum Income Benefit ("GMIB") rider for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.



   - ALL OPTIONAL GUARANTEED BENEFIT RIDERS UNDER THE CONTRACT TERMINATE WHEN ANNUITY PAYMENTS BEGIN OR ON THE MATURITY DATE.


                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.


   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.


   - CONTRACT FEE. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.

   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.


   - RIDER CHARGES. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won't deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see "Charges, Deductions, and Credits" later in this Prospectus.



   - PREMIUM TAXES. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0%.


   - REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissable, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."

                         RIGHT TO REVIEW ("FREE LOOK")


   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.


   - To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state's requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less any bonus amounts as of the date we receive your returned Contract.


                               REPLACEMENT OF CONTRACTS


   - It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.


MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
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                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains, or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under Arkansas insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


Subaccounts            -  There are 60 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.

Performance of         -  All of the underlying mutual funds offered through this
Similar Funds             Separate Account are available to the general public.
                       -  Although the investment objectives and policies of certain
                          Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of a similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style. There is no assurance that any of the Funds will achieve the stated objective(s).





                                                        INVESTMENT               ASSET CLASS/
  AIM GROWTH SERIES      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND     Seeks to provide        A I M Advisors, Inc.        Domestic Equity/
(Class A)                long- term growth of                                Large Cap Value
                         capital.
-------------------------------------------------------------------------------------------------
AIM MID CAP CORE         Seeks to provide        A I M Advisors, Inc.        Domestic Equity/
EQUITY FUND (Class A)    long- term growth of                                Mid Cap Blend
                         capital.
-------------------------------------------------------------------------------------------------



THE ALLIANCEBERNSTEIN                                   INVESTMENT               ASSET CLASS/
        TRUST            INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        Seeks long-term         AllianceBernstein L.P.      International
INTERNATIONAL VALUE      growth of capital.                                  Equity/
FUND (Class A)                                                               International
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        Seeks long-term         AllianceBernstein L.P.      Domestic Equity/
SMALL/MID CAP VALUE      growth of capital.                                  Small Cap Value
FUND (Class A)
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        Seeks long-term         AllianceBernstein L.P.      Domestic Equity/
VALUE FUND (Class A)     growth of capital.                                  Large Cap Value
-------------------------------------------------------------------------------------------------

                                                        INVESTMENT               ASSET CLASS/
    ALLIANZ FUNDS        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ALLIANZ CCM CAPITAL      Seeks growth of         Allianz Global Investors    Domestic Equity/
APPRECIATION FUND        capital.                Fund Management LLC         Large Cap Blend
-------------------------------------------------------------------------------------------------
ALLIANZ NFJ DIVIDEND     Seeks long-term         Allianz Global Investors    Domestic Equity/
VALUE FUND               growth of capital       Fund Management LLC         Large Cap Value
                         and income.
                                                 Subadviser: NFJ
                                                 Investment Group L.P.
-------------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL-       Seeks long-term         Allianz Global Investors    Domestic Equity/
CAP VALUE FUND (Class    growth of capital       Fund Management LLC         Small Cap Value
A)                       and income.
-------------------------------------------------------------------------------------------------
ALLIANZ OCC              Seeks long-term         Allianz Global Investors    Domestic Equity/
RENAISSANCE FUND         growth of capital       Fund Management LLC         Mid Cap Value
                         and income.
-------------------------------------------------------------------------------------------------



  AMERICAN CENTURY
 CAPITAL PORTFOLIOS,                                    INVESTMENT               ASSET CLASS/
        INC.             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
EQUITY INCOME FUND*      Seeks current           American Century            Domestic Equity/
(Advisor Class)          income. Capital         Investment Management,      Mid Cap Value
                         appreciation is a       Inc.
                         secondary objective.
-------------------------------------------------------------------------------------------------



  AMERICAN CENTURY                                      INVESTMENT               ASSET CLASS/
 MUTUAL FUNDS, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ULTRA(R) FUND*           Seeks long-term         American Century            Domestic Equity/
(Advisor Class)          capital growth.         Investment Management,      Large Cap Growth
                                                 Inc.
-------------------------------------------------------------------------------------------------





                                                        INVESTMENT               ASSET CLASS/
   AMERICAN FUNDS        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
THE BOND FUND OF         Seeks to provide as     Capital Research and        Fixed Income/
AMERICA, INC. (Class     high a level of         Management Company          Intermediate Term
F)                       current income as is
                         consistent with the
                         preservation of
                         capital.
-------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH       Seeks long-term         Capital Research and        International
FUND (Class F)           capital                 Management Company          Equity/
                         appreciation.                                       International
-------------------------------------------------------------------------------------------------
THE GROWTH FUND OF       Seeks growth of         Capital Research and        Domestic Equity/
AMERICA, INC. (Class     capital.                Management Company          Large Cap Growth
F)
-------------------------------------------------------------------------------------------------
THE INCOME FUND OF       Seeks to provide        Capital Research and        Balanced/US
AMERICA, INC. (Class     current income while    Management Company
F)                       secondarily striving
                         for capital growth.
-------------------------------------------------------------------------------------------------
THE INVESTMENT           Long-term growth of     Capital Research and        Domestic Equity/
COMPANY OF AMERICA       capital and income.     Management Company          Large Cap Value
(Class F)
-------------------------------------------------------------------------------------------------

---------------


* As of May 1, 2007, this Fund is closed to allocations of new premiums and incoming transfers of account value.

   BLACKROCK BASIC                                      INVESTMENT               ASSET CLASS/
 VALUE FUND, INC.**      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK BASIC VALUE    Seeks capital           BlackRock Advisors, LLC     Domestic Equity/
FUND, INC. (Investor     appreciation, and,      ("BlackRock Advisors")      Large Cap Value
A)                       secondarily income.
                                                 Subadviser: BlackRock
                                                 Investment Management,
                                                 LLC ("BlackRock
                                                 Investment Management")
-------------------------------------------------------------------------------------------------



   BLACKROCK BOND                                       INVESTMENT               ASSET CLASS/
    FUND, INC.**         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK BOND FUND      Seeks as high a         BlackRock Advisors          Fixed Income/
(Investor A)             level of current                                    Intermediate Term
                         income as is            Subadviser: BlackRock
                         consistent with the     Financial Management,
                         investment policies     Inc. ("BlackRock
                         of the Fund.            Financial Management")
-------------------------------------------------------------------------------------------------

BLACKROCK HIGH INCOME    Seeks to provide        BlackRock Advisors          Fixed Income/High
  FUND (Investor A)      shareholders with as                                Yield
                         high a level of         Subadviser:BlackRock
                         current income as is    Financial Management
                         consistent with the
                         investment policies
                         of such Fund. As a
                         secondary objective,
                         the Fund seeks
                         capital appreciation
                         when consistent with
                         its primary
                         objective.
-------------------------------------------------------------------------------------------------



      BLACKROCK
 FUNDAMENTAL GROWTH                                     INVESTMENT               ASSET CLASS/
    FUND, INC.**         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK FUNDAMENTAL    Seeks long-term         BlackRock Advisors          Domestic Equity/
GROWTH FUND, INC.        growth of capital.                                  Large Cap Growth
(Investor A)                                     Subadviser: BlackRock
                                                 Investment Management
-------------------------------------------------------------------------------------------------


---------------


** Prior to October 2, 2006, these Funds were advised by Merrill Lynch
   Investment Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

                                                        INVESTMENT               ASSET CLASS/
  BLACKROCK FUNDS**      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK                Seeks to maximize       BlackRock Advisors          Fixed Income/
GOVERNMENT INCOME        total return,                                       Intermediate Term
PORTFOLIO (Investor      consistent with         Subadviser: BlackRock
A)                       income generation       Financial Management
                         and prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
BLACKROCK FUNDS II**     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK                Seeks current income    BlackRock Advisors          International
INTERNATIONAL VALUE      and long-term growth                                Equity/
FUND (Investor A)        of income,              Subadviser: BlackRock       International
                         accompanied by          Investment Management
                         growth of capital.      International Limited
-------------------------------------------------------------------------------------------------






      BLACKROCK
  GLOBAL ALLOCATION                                     INVESTMENT               ASSET CLASS/
    FUND, INC.**         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks to provide        BlackRock Advisors          Balanced/Global
ALLOCATION FUND, INC.    high total
(Investor A)             investment return.      Subadviser: BlackRock
                                                 Investment Management
                                                 and BlackRock Asset
                                                 Management U.K. Limited
-------------------------------------------------------------------------------------------------



      BLACKROCK
   GLOBAL SMALLCAP                                      INVESTMENT               ASSET CLASS/
    FUND, INC.**         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks long-term         BlackRock Advisors          International
SMALLCAP FUND, INC.*     growth of capital by                                Equity/ Global
(Investor A)             investing primarily     Subadviser: BlackRock
                         in a portfolio of       Investment Management
                         equity securities of
                         small cap issuers
                         located in various
                         foreign countries
                         and in the United
                         States.
-------------------------------------------------------------------------------------------------


---------------


 * As of May 1, 2007, this Fund is closed to allocations of new premiums and incoming transfers of contract value.



** Prior to October 2, 2006, these Funds were advised by Merrill Lynch
   Investment Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

   BLACKROCK INDEX                                      INVESTMENT               ASSET CLASS/
    FUNDS, INC.**        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK                Seeks to match the      BlackRock Advisors          International
INTERNATIONAL INDEX      performance of the                                  Equity/
FUND* (Investor A)       Morgan Stanley          Subadviser: BlackRock       International
                         Capital                 Investment Management
                         International
                         Europe, Australasia
                         and Far East
                         (Capitalization
                         Weighted) Index in
                         U.S. dollars with
                         net dividends as
                         closely as possible
                         before the deduction
                         of Fund expenses.
-------------------------------------------------------------------------------------------------
BLACKROCK S&P 500        Seeks to match the      BlackRock Advisors          Domestic Equity/
INDEX FUND (Investor     performance of the                                  Large Cap Blend
A)                       Standard & Poor's(R)    Subadviser: BlackRock
                         500 Index as closely    Investment Management
                         as possible before
                         the deduction of
                         Fund expenses.
-------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP      Seeks to match the      BlackRock Advisors          Domestic Equity/
INDEX FUND* (Investor    performance of the                                  Small Cap Blend
A)                       Russell 2000(R)         Subadviser: BlackRock
                         Index as closely as     Investment Management
                         possible before the
                         deduction of Fund
                         expenses.
-------------------------------------------------------------------------------------------------






      BLACKROCK
  LARGE CAP SERIES                                      INVESTMENT               ASSET CLASS/
    FUNDS, INC.**        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term         BlackRock Advisors          Domestic Equity/
CORE FUND (Investor      capital growth.                                     Large Cap Blend
A)                                               Subadviser: BlackRock
                                                 Investment Management
-------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term         BlackRock Advisors          Domestic Equity/
GROWTH FUND (Investor    capital growth.                                     Large Cap Growth
A)                                               Subadviser: BlackRock
                                                 Investment Management
-------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term         BlackRock Advisors          Domestic Equity/
VALUE FUND (Investor     capital growth.                                     Large Cap Value
A)                                               Subadviser: BlackRock
                                                 Investment Management
-------------------------------------------------------------------------------------------------


---------------


 * As of May 1, 2007, this Fund is closed to allocations of new premiums and incoming transfers of contract value.



** Prior to October 2, 2006, these Funds were advised by Merrill Lynch
   Investment Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

      BLACKROCK
   SHORT-TERM BOND                                      INVESTMENT                   ASSET
   SERIES, INC.**        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)    CLASS/INVESTMENT STYLE
---------------------------------------------------------------------------------------------------
BLACKROCK SHORT-TERM     Seeks to maximize       BlackRock Advisors          Fixed Income/
BOND FUND* (Investor     total return,                                       Low Duration
A)                       consistent with         Subadviser: BlackRock
                         preservation of         Financial Management
                         capital.
---------------------------------------------------------------------------------------------------






      BLACKROCK
 VALUE OPPORTUNITIES                                    INVESTMENT               ASSET CLASS/
    FUND, INC.**         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
BLACKROCK VALUE          Seeks long-term         BlackRock Advisors          Domestic Equity/
OPPORTUNITIES FUND,      growth of capital.                                  Small Cap Blend
INC. (Investor A)                                Subadviser: BlackRock
                                                 Investment Management
-------------------------------------------------------------------------------------------------


COHEN & STEERS REALTY                                   INVESTMENT               ASSET CLASS/
  INCOME FUND, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COHEN & STEERS REALTY    Seeks high current      Cohen & Steers Capital      Alternative/REIT
INCOME FUND, INC.        income as a primary     Management
(Class A)                objective and
                         capital appreciation
                         as a secondary
                         objective.
-------------------------------------------------------------------------------------------------





                                                        INVESTMENT               ASSET CLASS/
COLUMBIA ACORN TRUST     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COLUMBIA ACORN           Seeks to provide        Columbia Wanger Asset       Domestic Equity/
USA(Class A)             long- term growth of    Management, L.P.            Small Cap Growth
                         capital.
-------------------------------------------------------------------------------------------------
COLUMBIA ACORN           Seeks to provide        Columbia Wanger Asset       International
INTERNATIONAL (Class     long- term growth of    Management, L.P.            Equity/
A)                       capital.                                            Small Cap
-------------------------------------------------------------------------------------------------



   COLUMBIA FUNDS                                       INVESTMENT               ASSET CLASS/
    SERIES TRUST         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO         Seeks long-term         Columbia Management         Domestic Equity/
GROWTH FUND              growth of capital.      Advisors, LLC               Large Cap Growth
                                                 Subadviser: Marsico
                                                 Capital Management, LLC
-------------------------------------------------------------------------------------------------


---------------


 * As of May 1, 2007, this Fund is closed to allocations of new premiums and incoming transfers of account value.



** Prior to October 2, 2006, these Funds were advised by Merrill Lynch
   Investment Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

   DAVIS NEW YORK                                       INVESTMENT               ASSET CLASS/
 VENTURE FUND, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DAVIS NEW YORK           Seeks long-term         Davis Selected Advisers,    Domestic Equity/
VENTURE FUND, INC.       growth of capital.      L.P.                        Large Cap Value
(Class A)
                                                 Subadviser: Davis
                                                 Selected
                                                 Advisers-NY, Inc.
-------------------------------------------------------------------------------------------------





   DELAWARE GROUP                                       INVESTMENT               ASSET CLASS/
  EQUITY FUNDS III       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DELAWARE TREND FUND      Seeks capital           Delaware Management         Domestic Equity/
(Class A)                appreciation.           Company                     Small Cap Growth
-------------------------------------------------------------------------------------------------


DREYFUS APPRECIATION                                    INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION     Seeks long-term         The Dreyfus Corporation     Domestic Equity/
FUND, INC.               capital growth                                      Large Cap Blend
                         consistent with the     Subadviser: Fayez
                         preservation of         Sarofim & Co.
                         capital.
-------------------------------------------------------------------------------------------------



     EATON VANCE                                        INVESTMENT               ASSET CLASS/
 MUTUAL FUNDS TRUST      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
EATON VANCE FLOATING-    Seeks to provide a      Boston Management and       Fixed Income/
RATE FUND (Class A)      high level of           Research                    Floating Rate
                         current income.
-------------------------------------------------------------------------------------------------



 EATON VANCE SPECIAL                                    INVESTMENT               ASSET CLASS/
  INVESTMENT TRUST       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
EATON VANCE LARGE-       Seeks total return.     Boston Management and       Domestic Equity/
CAP VALUE FUND (Class                            Research                    Large Cap Value
A)
-------------------------------------------------------------------------------------------------



  FEDERATED EQUITY                                      INVESTMENT               ASSET CLASS/
        FUNDS            INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks to provide        Federated Equity            Domestic Equity/
APPRECIATION FUND        capital                 Management Company of       Large Cap Blend
(Class A)                appreciation.           Pennsylvania
-------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks to provide        Federated Equity            Domestic Equity/
FUND (Class A)           capital                 Management Company of       Mid Cap Growth
                         appreciation.           Pennsylvania
                                                 Subadviser: Federated
                                                 Global Investment
-------------------------------------------------------------------------------------------------

  FIDELITY ADVISOR                                      INVESTMENT               ASSET CLASS/
      SERIES I           INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ADVISOR EQUITY GROWTH    Seeks capital           Fidelity Management &       Domestic Equity/
FUND* (Class A)          appreciation.           Research Company            Large Cap Growth
                                                 Subadvisers:
                                                 - Fidelity Management &
                                                   Research (U.K.) Inc.
                                                 - Fidelity Management &
                                                   Research (Far East)
                                                   Inc.
                                                 - Fidelity Investments
                                                   Japan Limited.
                                                 - FMR Co., Inc.
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
JANUS ADVISER SERIES     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
JANUS ADVISER FORTY      Seeks long-term         Janus Capital Management    Domestic Equity/
FUND (Class A)           growth of capital.      LLC                         Large Cap Growth
-------------------------------------------------------------------------------------------------
JANUS ADVISER MID CAP    Seeks long-term         Janus Capital Management    Domestic Equity/
GROWTH FUND (Class A)    growth of capital.      LLC                         Mid Cap Growth
-------------------------------------------------------------------------------------------------






                                                        INVESTMENT               ASSET CLASS/
  JPMORGAN TRUST II      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
JPMORGAN MULTI-CAP       Seeks long-term         JPMorgan Investment         Alternative/
MARKET NEUTRAL FUND      capital preservation    Advisors Inc.               Market Neutral
(Class A)                and growth by using
                         strategies designed
                         to produce returns
                         which have no
                         correlation with
                         general domestic
                         performance.
-------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP       Seeks long-term         JPMorgan Investment         Domestic Equity/
GROWTH FUND (Class A)    capital growth          Advisors Inc.               Small Cap Growth
                         primarily by
                         investing in a
                         portfolio of equity
                         securities of
                         small-capitalization
                         and emerging growth
                         companies.
-------------------------------------------------------------------------------------------------





     LORD ABBETT                                        INVESTMENT               ASSET CLASS/
AFFILIATED FUND, INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT              Seeks long-term         Lord, Abbett & Co. LLC      Domestic Equity/
AFFILIATED FUND, INC.    growth of capital                                   Large Cap Value
(Class A)                and income without
                         excessive
                         fluctuations in
                         market value.
-------------------------------------------------------------------------------------------------

---------------


 * As of May 1, 2007, this Fund is closed to allocations of new premiums and incoming transfers of account value.

  LORD ABBETT BOND-                                     INVESTMENT               ASSET CLASS/
DEBENTURE FUND, INC.     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT BOND-        Seeks high current      Lord, Abbett & Co. LLC      Fixed Income/
DEBENTURE FUND, INC.     income and the                                      High Yield
(Class A)                opportunity for
                         capital appreciation
                         to produce a high
                         total return.
-------------------------------------------------------------------------------------------------

 LORD ABBETT MID-CAP                                    INVESTMENT               ASSET CLASS/
  VALUE FUND, INC.       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP      Seeks capital           Lord, Abbett & Co. LLC      Domestic Equity/
VALUE FUND, INC.         appreciation.                                       Mid Cap Value
(Class A)
-------------------------------------------------------------------------------------------------


 MERRILL LYNCH READY                                    INVESTMENT               ASSET CLASS/
    ASSETS TRUST         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH READY      Seeks preservation      BlackRock Advisors,         Fixed Income/
ASSETS TRUST             of capital,             LLC/BlackRock               Money Market
                         liquidity, and the      Institutional Management
                         highest possible        Corporation
                         current income
                         consistent with this
                         objective.
-------------------------------------------------------------------------------------------------



 OPPENHEIMER CAPITAL                                    INVESTMENT               ASSET CLASS/
  APPRECIATION FUND      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL      Seeks capital           OppenheimerFunds, Inc.      Domestic Equity/
APPRECIATION FUND        appreciation.                                       Large Cap Growth
(Class A)
-------------------------------------------------------------------------------------------------



  OPPENHEIMER MAIN                                      INVESTMENT               ASSET CLASS/
STREET FUNDS,(R) INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks a high total      OppenheimerFunds, Inc.      Domestic Equity/
STREET FUND(R) (Class    return.                                             Large Cap Blend
A)
-------------------------------------------------------------------------------------------------



  OPPENHEIMER MAIN
  STREET SMALL CAP                                      INVESTMENT               ASSET CLASS/
       FUND(R)           INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks capital           OppenheimerFunds, Inc.      Domestic Equity/
STREET SMALL CAP         appreciation.                                       Small Cap Blend
FUND(R) (Class A)
-------------------------------------------------------------------------------------------------

                                                        INVESTMENT               ASSET CLASS/
     PIMCO FUNDS         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real      Pacific Investment          Alternative/
COMMODITYREALRETURN      return consistent       Management Company LLC      Commodity
STRATEGY FUND (Class     with prudent
A)                       investment
                         management.
-------------------------------------------------------------------------------------------------
PIMCO LOW DURATION       Seeks maximum total     Pacific Investment          Fixed Income/Low
PORTFOLIO (Class A)      return, consistent      Management Company LLC      Duration
                         with preservation of
                         capital and prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real      Pacific Investment          Fixed Income/
FUND (Class A)           return consistent       Management Company LLC      Real Return
                         with preservation of
                         real capital and
                         prudent investment
                         management.
-------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total     Pacific Investment          Fixed Income/
FUND (Class A)           return, consistent      Management Company LLC      Intermediate Term
                         with preservation of
                         capital and prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------


  PIONEER EMERGING                                      INVESTMENT               ASSET CLASS/
    MARKETS FUND         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER EMERGING         Seeks long-term         Pioneer Investment          International
MARKETS FUND             capital                 Management, Inc.            Equity/ Emerging
                         appreciation.                                       Markets
-------------------------------------------------------------------------------------------------

                                                        INVESTMENT               ASSET CLASS/
    PIONEER FUND         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER FUND (Class      Seeks reasonable        Pioneer Investment          Domestic Equity/
A)                       income and capital      Management, Inc.            Large Cap Blend
                         growth.
-------------------------------------------------------------------------------------------------

 PIONEER HIGH YIELD                                     INVESTMENT               ASSET CLASS/
        FUND             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD       Seeks to maximize       Pioneer Investment          Fixed Income/
FUND (Class A)           total return through    Management, Inc.            High Yield
                         a combination of
                         income and capital
                         appreciation.
-------------------------------------------------------------------------------------------------

  PIONEER SMALL CAP                                     INVESTMENT               ASSET CLASS/
     VALUE FUND          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER SMALL CAP        Seeks capital           Pioneer Investment          Domestic Equity/
VALUE FUND (Class A)     growth.                 Management, Inc.            Small Cap Value
-------------------------------------------------------------------------------------------------

  SELIGMAN CAPITAL                                      INVESTMENT                   ASSET
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)    CLASS/INVESTMENT STYLE
---------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL         Seeks capital           J. & W. Seligman & Co.      Domestic Equity/
FUND, INC. (Class A)     appreciation.           Incorporated                Mid Cap Growth
---------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
TEMPLETON FUNDS, INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN        Seeks long-term         Templeton Global            International
FUND (Class A)           capital growth.         Advisors Limited            Equity/
                                                                             International
-------------------------------------------------------------------------------------------------


  TEMPLETON GROWTH                                      INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         Seeks long-term         Templeton Global            International
FUND, INC. (Class A)     capital growth.         Advisors Limited            Equity/ Global
-------------------------------------------------------------------------------------------------


     VAN KAMPEN                                         INVESTMENT               ASSET CLASS/
    COMSTOCK FUND        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK      Seeks capital growth    Van Kampen Asset            Domestic Equity/
FUND (Class A)           and income through      Management                  Large Cap Value
                         investments in
                         equity securities,
                         including common
                         stocks, preferred
                         stocks and
                         securities
                         convertible into
                         common and preferred
                         stocks.
-------------------------------------------------------------------------------------------------



In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.


              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.



   - RULE 12b-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



   - RECORDKEEPING FEES. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.15% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



   - PAYMENTS FROM THE FUND INVESTMENT ADVISERS. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from
      Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.025% to 0.30% annually.


The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%.


Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S), which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may provide MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in a Merrill Lynch proprietary Fund, the Merrill Lynch Ready Assets Trust, because its affiliates receive compensation from the Fund for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to this proprietary Fund than nonproprietary Funds.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock. Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds to a greater extent than from increased sales of Funds sponsored by other firms in which it does not have a similar economic interest.



In addition, consistent with applicable laws, management and employees of BlackRock are provided a broad level of access and exposure to Merrill Lynch, its management, Financial Advisors and other personnel, marketing events and materials, and client-related and other information. Such broad access and exposure is not available to other asset managers and may enhance BlackRock's ability to sell its Funds.


                         SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive With Regard to the Funds." We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.


FEATURES AND BENEFITS OF THE CONTRACT
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As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option.



For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.



We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. Please see your Contract.


                              ISSUING THE CONTRACT


ISSUE AGE. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract. If you elect the GMIB, no annuitant can be more than 75 years old, and for GMIB EXTRA, more than 70 years old, when we issue the Contract. If you elect a GMWB, no annuitant can be more than 80 years old when we issue the Contract.



INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.



                         RIGHT TO REVIEW ("FREE LOOK")


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.


To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we'll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Merrill Lynch Ready Assets Subaccount, we'll refund the account value less any bonus amounts as of the date we receive your returned Contract.

                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:


B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following each premium payment, and an asset-based insurance charge of 1.25% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following each premium payment, and an asset-based
                          insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for
                          only one year after each premium payment, but imposes a
                          higher asset-based insurance charge than the B Class and L
                          Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based
                          insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class                  The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender
                          charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium
                          payment, reducing over 9 years following each premium
                          payment, and an asset-based insurance charge of 1.65% of
                          subaccount assets (guaranteed not to exceed 2.00%).


                          BONUS PAYMENT AND RECAPTURE

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

--------------------------------------------------------------------------------------------
                                                 THEN
                                               MAXIMUM        THEN CURRENT     THEN MINIMUM
                                                BONUS            BONUS            BONUS
TIER  IF CUMULATIVE PREMIUM PAYMENTS ARE:   PERCENTAGE IS:   PERCENTAGE IS:   PERCENTAGE IS:
--------------------------------------------------------------------------------------------
 1    Less than or equal to $25,000               5.0%             4.5%             3.0%
--------------------------------------------------------------------------------------------
      Greater than $25,000 but less than
 2    or equal to $125,000                        5.5%             4.5%             3.0%
--------------------------------------------------------------------------------------------
      Greater than $125,000 but less than
 3    or equal to $500,000                        5.5%             4.5%             3.5%
--------------------------------------------------------------------------------------------
      Greater than $500,000 but less than
 4    or equal to $1,000,000                      6.0%             5.5%             4.0%
--------------------------------------------------------------------------------------------
 5    Greater than $1,000,000                     7.0%             5.5%             4.5%
--------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055 (tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)). When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.


If you return the Contract during the "free look" period (see "Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:


------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                  0                                      100%
------------------------------------------------------------------------------
                  1                                       65%
------------------------------------------------------------------------------
                  2                                       30%
------------------------------------------------------------------------------
                  3+                                      0%
------------------------------------------------------------------------------

If you die (or the annuitant dies if the contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.


We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.


For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.
        For an example of how we calculate and recapture bonus amounts, see Appendix A.

        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS

MINIMUM AND MAXIMUM PREMIUMS. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elect a GMWB. (See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus.)


The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

   - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;
   -  amounts transferred from another IRA; and
   - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


HOW TO MAKE PAYMENTS. You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money debited from your MLPF&S brokerage account.


AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days (35 days in California) after the Contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.


PREMIUM INVESTMENTS. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Merrill Lynch Ready Assets Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the Merrill Lynch Ready Assets Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless this contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Merrill Lynch Ready Assets Subaccount.



Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Bond Subaccount, and 30% allocated to the BlackRock Fundamental Growth Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Fundamental Growth Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount accumulation units are purchased.

        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Charges, Deductions, and Credits - Other Charges.")

                          TRANSFERS AMONG SUBACCOUNTS

GENERAL. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
   - limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
   -  imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading

Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.



Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.



                         DOLLAR COST AVERAGING PROGRAM


WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA

Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in "Minimum Amounts" below.


If you choose the Asset Allocation Program or the Rebalancing Program, or if you elect the GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.


MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly or quarterly transfer amount.



WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center.


We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

                            ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:

   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth
   -  All Equity Plus

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or account value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.

CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.


If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.


Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount. If your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount, we will allocate your account value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset

Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Merrill Lynch Ready Assets Subaccount, if applicable), we will reallocate your account value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance account value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

   - increases and decreases in account value in each subaccount due to subaccount performance,
   - increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
   -  any adjustments Roszel Advisors has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount, if applicable.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.


ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant's asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.



OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.


Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by affiliates of Roszel Advisors. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors' affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

                              REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

   - increases and decreases in account value in each subaccount due to subaccount performance, and
   - increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS


WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program.") Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract
- Bonus Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.


THE "FREE WITHDRAWAL AMOUNT"       (a) = the sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.


THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value just prior to the
                                   withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. (See "Federal Income Taxes.")


        EXAMPLE. Assume that you pay an initial premium of $100,000 and a Class B Contract is issued on June 1, 2007. Assume that your account value equals $105,000 on November 1, 2007 due to positive investment performance. On that date, you withdraw $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (EST), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. Unless you have elected a GMWB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.


SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); plus remaining premiums no longer subject to the surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. This feature may not begin until at least 30 days (35 days in California) after the contract date.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.


  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the
                                 surrender which is equal to the account value minus any
                                 surrender charge (which varies according to the Class of the
                                 Contract), minus any recaptured bonus amount (for XC Class
                                 Contracts), minus any applicable contract fee, minus any
                                 uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See "Charges,
                                 Deductions, and Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders may be subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.
                                 Surrenders of tax sheltered annuities before age 59 1/2,
                                 death, disability, severance from employment, or hardship
                                 may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income
                                 Taxes.")

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of each premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.


For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")

                                 DEATH BENEFIT


STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE STANDARD DEATH BENEFIT EQUALS THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES (AND FOR XC CLASS CONTRACTS, ANY BONUS AMOUNT SUBJECT TO RECAPTURE), ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are (i) age 75 or under on the contract date for the Maximum Anniversary Value GMDB and the Greater of Maximum Anniversary Value and Roll-Up GMBD; (ii) age 80 or under for the standard Return of Premium GMDB and the Return of Premium GMDB (GMWB version); and (iii) age 70 or under for the Return of Premium GMDB (GMIB version). IF YOU PURCHASE A GMDB UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER, OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.


The GMDB options are:


   -  Return of Premium GMDB (standard)


   - Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*


   -  Return of Premium GMDB (GMWB version), available only if you elect a GMWB*

   -  Maximum Anniversary Value GMDB
   -  Greater of Maximum Anniversary Value and Roll-Up GMDB


Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see "Guaranteed Minimum Withdrawal Benefit").



GMDB BASE - RETURN OF PREMIUM (STANDARD). If you purchase the Return of Premium GMDB, the GMDB Base equals:



     -  the premiums paid into the Contract
     less                                          For this formula, each "adjusted" withdrawal
                                                   equals the amount withdrawn multiplied by
     -  "adjusted" withdrawals from the            (a) / (b) where:
        Contract.
                                                     (a) = GMDB Base and
                                                     (b) = the account value.
                                                   Both (a) and (b) are calculated immediately
                                                   prior to the withdrawal.

-------------------------------


* Only available to contract owners who purchased the Contract on or after January 12, 2007.

GMDB BASE - RETURN OF PREMIUM (GMIB VERSION)*. If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:




     -  the premiums paid into the Contract
     less                                          For this formula, the GMDB Base is reduced
                                                   dollar-for-dollar for withdrawals up to 5%
     -  "adjusted" withdrawals from the            of the GMIB EXTRA Roll-Up Base at the
        Contract.                                  beginning of a contract year (known as the
                                                   "dollar-for-dollar limit"). That is, the
                                                   "adjusted" withdrawal is equal to the
                                                   withdrawal amount. If a requested withdrawal
                                                   during the contract year causes total
                                                   withdrawals during the contract year to
                                                   exceed the dollar-for-dollar limit, then the
                                                   GMDB Base equals the current GMDB Base
                                                   reduced by the "adjusted withdrawal" amount,
                                                   which equals the requested withdrawal amount
                                                   multiplied by (a) divided by (b) where:
                                                     (a) = GMDB Base
                                                     (b) = the account value.
                                                   Both (a) and (b) are calculated immediately
                                                   prior to such withdrawal.



If you notify us in writing and we determine the Required Minimum Distribution ("RMD") for your Contract is greater than 5% of the GMIB EXTRA Roll-Up Base at the beginning of the contract year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the contract year, including the amount of the requested withdrawal, does not exceed the RMD for your Contract. See "Required Minimum Distributions" later in this Prospectus.



Please note that the Return of Premium GMDB (GMIB version) DIFFERS from the standard Return of Premium GMDB in the following ways:



   - The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.



   - If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.



   - The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see "Allocation Guidelines and Restrictions" under "Guaranteed Minimum Income Benefit EXTRA").



   - The Return of Premium GMDB (GMIB version) is only available if the owner/annuitant is age 70 or under on the contract date (age 80 or under for the standard Return of Premium GMDB).


-------------------------------


* Only available to contract owners who purchased the Contract on or after January 12, 2007.

   - If you must take Required Minimum Distributions from your Contract, please see "Required Minimum Distributions," under "Guaranteed Minimum Withdrawal Benefit," later in this Prospectus.



GMDB BASE - RETURN OF PREMIUM (GMWB VERSION)*. If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section "Guaranteed Minimum Withdrawal Benefit", the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant's age at the time of the first withdrawal on or after the date the GMWB rider becomes effective. If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See "GMWB Base" later in this Prospectus for a discussion on how the GMWB Base is calculated).



If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.



Please note that the Return of Premium GMDB (GMWB version) DIFFERS from the standard Return of Premium GMDB in the following ways:



   - The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.



   - If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.



   - The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.



GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.


An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant's 80th birthday or the anniversary value on or prior to the annuitant's date of death.
        For an example of the calculation of the Maximum Anniversary
        Value GMDB, see Appendix B.

-------------------------------


* Only available to contract owners who purchased the Contract on or after January 12, 2007.

GMDB BASE - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP. If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

     -  the GMDB Maximum Anniversary Value Base; or

     -  the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.


GMDB BASE - ROLL-UP. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called "Restricted Subaccounts"). The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.


     GMDB ROLL-UP BASE A:  GMDB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

      - subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

     The GMDB Roll-Up Base A will not be less than zero.
        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base A and

         (b) = the account value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

     GMDB ROLL-UP BASE B:  GMDB Roll-Up Base B is equal to:

        - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

        - subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

        - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

     The GMDB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base B and

         (b) = the account value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

     1.  The 20(th) contract anniversary;

     2. The contract anniversary on or following the owner's (or the annuitant's, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80(th) birthday;

     3. The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).
        For an example of the calculation of the Greater of Maximum
        Anniversary Value and Roll-Up GMDB, see Appendix D.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")

                            ADDITIONAL DEATH BENEFIT

You may elect the Additional Death Benefit ("ADB") for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The

ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See "Spousal Beneficiary Continuation Option."

THE AMOUNT OF THE ADB DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT SINCE THE ADB EFFECTIVE DATE. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ADB. IT IS POSSIBLE THAT THE ADB MAY NOT HAVE ANY VALUE.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

   -  the ADB Gain multiplied by the ADB Gain Factor; and
   -  the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain:  Account value less uncollected charges      "ADB premiums" are equal to (a) - (b) where:
and bonus amounts subject to recapture upon death
less ADB premiums, but not less than zero.             (a) = the premiums paid into the Contract;
ADB Gain Factor:  If the owner (or the annuitant,      (b) = prior withdrawals in excess of the ADB
if the owner is an IRA Account, Roth IRA Account,            Gain after the contract date.
SIMPLE IRA Account, or SEP IRA Account) was under
age 70 on the ADB effective date, the ADB Gain         For purposes of this calculation, the ADB Gain
Factor is 45%. If the owner (or annuitant, if the      is assumed to be withdrawn first.
owner is an IRA Account, Roth IRA Account, SIMPLE
IRA Account, or SEP IRA Account) was age 70 or
older on the ADB effective date, the ADB Gain
Factor is 30%.

ADB Cap: ADB premiums less any premiums paid within six months prior to the owner's (or the annuitant's, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB LIMITATION. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.

ADB CHARGE. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - ADB Charge.")
           For an example of the calculation of ADB, see Appendix E.

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option".

Death Benefit               -  OPTION 1:  payment of the death benefit in a lump sum within
Options                        five years of the date of such owner's death; or
                            -  OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -  OPTION 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE
                               IRA Account, or SEP IRA Account.


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum, unless there is an eligible spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts and SEP IRA Accounts, we will pay the death benefit to the Account. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.


Generally, death benefit proceeds may be taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")


          THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR FINANCIAL


                      STRENGTH AND CLAIMS-PAYING ABILITY.

                    SPOUSAL BENEFICIARY CONTINUATION OPTION

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.


Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If, on the spousal continuation date, your spouse is over (i) age 75 for the Maximum Anniversary Value GMDB, Greater of Maximum Anniversary Value and Roll-Up GMDB, and the ADB; (ii) age 80 for the standard Return of Premium GMDB and the Return of Premium GMDB (GMWB version); and (iii) age 70 for the Return of Premium GMDB (GMIB version), the GMDB or the ADB option will end.


If the ADB continues, we will make the following adjustments to the ADB:

   -  The ADB effective date will be reset to spousal continuation date.

   - The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

   - The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

Any GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See "Guaranteed Minimum Withdrawal Benefit -- Spousal Continuation," later in this Prospectus.)

                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                                CONTRACT CHANGES


Changes to the              -  Requests to change the beneficiary or annuity date of a
Contract                       Contract (if permitted and acceptable to us) will take
                               effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.


                                ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.



Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.



Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.



Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.


The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.



You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.


EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.


GENDER-BASED ANNUITY PURCHASE RATES. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.


Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

MISSTATEMENT OF AGE OR SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

                                ANNUITY OPTIONS

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.


DEATH OF OWNER DURING THE ANNUITY PERIOD. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death.


DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS
         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, the
                       beneficiary may elect to have payments continued for the
                       period guaranteed or to receive the present value of the
                       remaining guaranteed payments in a lump sum.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, the beneficiary may elect to have
                       payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a
                       lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.

JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to
                       receive the present value of the remaining guaranteed
                       payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the
                       present value of the remaining guaranteed payments in a lump sum.

INDIVIDUAL             This annuity option is available only to IRA Contract
RETIREMENT ACCOUNT     owners, Roth IRA Contract owners, and SEP IRA Contract
ANNUITY                owners. Payments will be made annually based on either (a)
                       the life expectancy of the annuitant; (b) the joint life
                       expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant
                       dies before the annuity date. Each annual payment will be
                       determined in accordance with the applicable Internal
                       Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the
                       death of the measuring life or lives prior to full
                       distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.



                    GUARANTEED MINIMUM INCOME BENEFIT RIDERS



The Guaranteed Minimum Income Benefit ("GMIB") and the GMIB EXTRA** are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two


-------------------------------


* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life
  (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.



** If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see "Guaranteed Minimum Income Benefit" and "Guaranteed Minimum Income Benefit EXTRA" below.


                       GUARANTEED MINIMUM INCOME BENEFIT


GENERAL. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.


For an example of the GMIB, please see Appendix E.


                         Because of the 10-year waiting
                        period, you should not purchase
                       the GMIB rider if you are over age
                          60 at issue and may need to
                         annuitize the Contract at age
                        70 1/2 to meet Required Minimum
                       Distributions for IRAs, SEP IRAs,
                          and tax sheltered annuities.



If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.


        IMPORTANT INFORMATION ABOUT THE GMIB RIDER:


        - If you do not annuitize under the GMIB rider, we will not refund the GMIB charges.

        - There is a 10-year waiting period before you can annuitize under the GMIB rider.

        - You must elect the GMIB rider at issue.

        - Once you elect the GMIB rider, you cannot cancel it.

        - You cannot elect the GMIB rider if the annuitant and the joint annuitant (if any) are older than age 75 on the contract date.

        - If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.

        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the account value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.


We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant's 80(th) birthday (or the joint annuitant's 80(th) birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Base Roll-Up associated with certain subaccounts (called "Restricted Subaccounts."). The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:



      - the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus



      - subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less



      - all "adjusted" withdrawals from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.


   The GMIB Roll-Up Base A will not be less than zero.


FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered "initial premium" for purposes of interest accrual.


        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.


        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base A and

          (b) = the account value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.


FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:



      - the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3% plus



      - subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less



      - all "adjusted" withdrawals from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

   The GMIB Roll-Up Base B will not be less than zero.


FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered "initial premium" for purposes of interest accrual.


        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base B and

          (b) = the account value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the annuitant's 80(th) birthday (or the joint annuitant's 80(th) birthday if earlier); or

   3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.


ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories:
Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.


We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD,

YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")

                PAYMENT OF THE GMIB IS SUBJECT TO OUR FINANCIAL

             STRENGTH AND CLAIMS-PAYING ABILITY.


         For an example of the calculation of the GMIB, see Appendix E.



                    GUARANTEED MINIMUM INCOME BENEFIT EXTRA*



GENERAL. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize


-------------------------------


* If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB EXTRA RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."



You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.



        BECAUSE OF THE 10-YEAR WAITING PERIOD, YOU SHOULD NOT PURCHASE THE GMIB EXTRA RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE 70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES.



        PLEASE NOTE THAT WHILE THE GMIB AND GMIB EXTRA SERVE THE SAME GENERAL PURPOSE, THERE ARE DIFFERENCES BETWEEN THE TWO OPTIONS. PLEASE READ THIS SECTION AND THE "GUARANTEED MINIMUM INCOME BENEFIT" SECTION CAREFULLY TO DECIDE IF EITHER OF THESE OPTIONS IS RIGHT FOR YOU.



You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 on the contract date. ONLY SPOUSES MAY BE JOINT ANNUITANTS. IF THE OWNER IS A NATURAL PERSON, THEN THE ANNUITANT MUST BE THE OWNER. THE GMIB EXTRA RIDER IS IRREVOCABLE - THAT IS, YOU MAY NOT CANCEL THE GMIB EXTRA RIDER ONCE YOU ELECT IT. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45 on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse's age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I.


        IMPORTANT INFORMATION ABOUT THE GMIB EXTRA RIDER:



        - We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.



        - There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)



        - You must elect the GMIB EXTRA rider at contract issue.



        - Once you elect the GMIB EXTRA rider, you cannot cancel it.



        - You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70.



        - If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.



HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB

EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates ("GMIB EXTRA rates") for the annuity option you select.



        THE GMIB EXTRA BASE IS ONLY USED TO CALCULATE THE GMIB EXTRA GUARANTEED INCOME PAYMENTS, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A
        MINIMUM RETURN FOR ANY SUBACCOUNT.



Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.



GMIB EXTRA BASE. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.



GMIB EXTRA MAV BASE. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.



        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a)/(b) where:



             (a) = GMIB EXTRA MAV Base and



             (b) = the account value.



        Both (a) and (b) are calculated immediately prior to the withdrawal.



We will calculate anniversary values until the earlier of:



      - the contract anniversary on or following the oldest annuitant's 85(th) birthday; or



      - the date you exercise your GMIB EXTRA.



Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



GMIB EXTRA ROLL-UP BASE:  GMIB EXTRA Roll-Up Base is equal to:



      - the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5%; plus



      - all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5%; less



      - all "adjusted" withdrawals with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5%.

The GMIB EXTRA Roll-Up Base will not be less than zero.


        For this formula, each "adjusted" withdrawal is equal to the amount of such withdrawal multiplied by an adjustment factor.



        If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the adjustment factor is 1.0.



        If the total of all withdrawals, including the requested withdrawal, is greater than 5% times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the adjustment factor for the requested withdrawal is (a) divided by (b) where:



              (a) = GMIB EXTRA Roll-Up Base and



              (b) = the account value



        Both (a) and (b) are calculated immediately prior to such withdrawal.



Interest accrues until the earlier of:



      - the contract anniversary on or following the oldest annuitant's 85(th) birthday; or



      - the date you exercise the GMIB EXTRA rider.



If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



REQUIRED MINIMUM DISTRIBUTIONS. If you intend to satisfy the required minimum distribution ("RMD") rules by making a withdrawal from this Contract, you must notify us in writing before taking the withdrawal. We will then determine whether (i) your RMD withdrawal amount is attributable only to assets in this Contract, and (ii) your requested RMD amount exceeds 5% times the GMIB EXTRA Roll-Up Base effective at the beginning of the contract year.



If both (i) and (ii) above are true and you have not taken any prior withdrawals during the current contract year, we will reduce your GMIB EXTRA Base dollar-for-dollar for this withdrawal. Any withdrawals causing cumulative withdrawals during this contract year to exceed the dollar-for-dollar limit will be "adjusted" as set forth in the shaded box above.



ALLOCATION GUIDELINES AND RESTRICTIONS. If you elect the GMIB EXTRA rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.



REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.



Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

IMPORTANT MECHANICS OF THE REBALANCING PROGRAM.



      - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.



      - Your first rebalancing date must be within 95 days from the contract date.



      - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.



      - You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.



      - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.



      - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.



ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:



      - Income;



      - Income & Growth; or



      - Growth.



At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.



If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.



OPTIONAL RESET. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant's 75(th) birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value. Your request must be by written notification to our service center and must be received no later than 30 days following such anniversary. IF YOU ELECT TO INCREASE THE GMIB EXTRA ROLL-UP BASE TO THE CURRENT CONTRACT VALUE, A NEW 10-YEAR WAITING PERIOD BEGINS BEFORE YOU CAN EXERCISE GMIB EXTRA.



        BECAUSE OF THE 10-YEAR WAITING PERIOD, YOU SHOULD NOT RESET THE GMIB EXTRA ROLL-UP BASE IF YOU ARE OVER AGE 60 AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE 70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES.



CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary following the later of the contract date or the date of the last optional reset, if any. AFTER THE WAITING PERIOD, YOU MAY EXERCISE THE GMIB EXTRA ONLY ON OR DURING THE 30 DAY PERIOD FOLLOWING EACH CONTRACT ANNIVERSARY. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.



If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:



      - You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.



      - The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse's age on the spousal continuation date, if earlier.



AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:



      - Life Annuity



      - Joint and Survivor Life Annuity



      - Life Annuity with Payments Guaranteed for 10 Years



      - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years



If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.



CHANGE OF ANNUITANT. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70. If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.



Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.



If there is a change of annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:



     1) a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 as of the effective date of the change;



     2) a spouse of the current annuitant is removed as a joint annuitant;



     3) as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.



NO LAPSE GUARANTEE. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur.



     1) An annuity date no earlier than the next contract anniversary will be set;

     2) the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and



     3) all riders attached to the Contract will terminate.



Any withdrawal which causes total withdrawals in any contract year to exceed 5% of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.



If we determine that the RMD for your Contract exceeds 5% times the GMIB EXTRA Roll-Up Base at the beginning of the contract year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See "Required Minimum Distributions.")



        PLEASE NOTE THAT WHILE THE NO LAPSE GUARANTEE IS IN EFFECT, THE FOLLOWING PROVISIONS OF YOUR CONTRACT ARE WAIVED:



             - THE INACTIVE CONTRACT PROVISION WHICH IS DISCUSSED UNDER
               "INACTIVE CONTRACT" IN THIS PROSPECTUS.



             - THE MINIMUM SURRENDER VALUE THAT IS DISCUSSED UNDER
               "PARTIAL WITHDRAWALS" IN THIS PROSPECTUS. HOWEVER, THIS PROVISION IS NOT WAIVED FOR A PARTIAL WITHDRAWAL THAT CAUSES THE NO LAPSE GUARANTEE TO BE TERMINATED.



GMIB EXTRA CHARGE. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")



                  PAYMENT OF THE GMIB EXTRA IS SUBJECT TO OUR


                 FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY.



For an example of the GMIB EXTRA, please see Appendix E.



                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT


GENERAL


If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, you may purchase the GMWB on a single life ("Single Life") basis or on a joint life ("Joint Life") basis. For an additional charge, the Single Life and Joint Life* riders are available to new purchasers at contract issue only, subject to state availability. Throughout this Prospectus, the new Single Life and Joint Life riders will be collectively referred to as "GMWB." If you elect the GMWB rider, you can take minimum annual payments regardless of your account value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.



You should not elect a GMWB if:


      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

-------------------------------


* If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

      - you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.


The GMWB riders may not be available in every state, please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.



Under the Joint Life rider, lifetime withdrawals are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals are guaranteed only for your life. Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.



WHAT IS THE GMWB?



The GMWBs are optional riders that permit you to receive annual minimum payments regardless of your account value during your lifetime (or until the second annuitant's death if there is a joint annuitant). There is an additional charge for this rider.



        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:


        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.


        - For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the "joint annuitant." The joint annuitant does not have any rights under the Contract or the rider.


        - You (and your joint annuitant, if any) must be at least 60 and not more than 80 years old when you elect the GMWB rider.


        - If you elect either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.



        - For both new and existing Contracts, you may elect EITHER a GMWB or a GMIB, BUT NOT BOTH optional benefits.


        - Please note that ALL withdrawals - even withdrawals made while the GMWB is in effect - REDUCE YOUR ACCOUNT VALUE AND DEATH BENEFIT.

        - We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

HOW DO I ELECT THE GMWB RIDER?


For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, if you previously cancelled your GMWB you may re-elect the GMWB rider on each fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007), provided you did not already elect GMIB or GMIB EXTRA and provided the feature is still available. If you wish to re-elect the GMWB rider to your Contract and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007).

        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.


You may elect the GMWB rider only if you (and your joint annuitant, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.


If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

WHEN MAY I TAKE WITHDRAWALS?

Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the "free withdrawal amount"), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The "free withdrawal amount" is discussed earlier in this Prospectus.


In order to receive your guaranteed payments, you must request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.)


WHAT IS THE GUARANTEED LIFETIME AMOUNT?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

          LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME
                                     AMOUNT


More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to January 12, 2007), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See "Automatic Step-Up" later in this section.)



------------------------------------------------------------------------------
        AGE BAND OF (YOUNGER)
    ANNUITANT AT FIRST WITHDRAWAL
     OR AT SPOUSAL CONTINUATION               LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------



If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See "Spousal Continuation" below.)

If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See "Spousal Continuation" below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse's age band or on the surviving spouse's age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant's age band on the date of the first withdrawal or the most recent Automatic Step-Up, if later. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.



        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse, age 66, as a joint annuitant and spousal beneficiary on the next Contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).


WHAT IF I WITHDRAW LESS THAN THE GUARANTEED LIFETIME AMOUNT EACH YEAR?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:

        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR GUARANTEED LIFETIME AMOUNT.

WHAT IS THE GMWB BASE?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.


Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on each contract anniversary (every third contract anniversary if you purchased your Contract prior to September 1, 2006) after the first withdrawal. The GMWB Base will be reset to equal your contract value, if higher.


        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS (IF YOU PURCHASED YOUR CONTRACT PRIOR TO SEPTEMBER 1, 2006, YOUR POTENTIAL FOR INCREASES THROUGH STEP-UPS WILL BE LIMITED TO EVERY THIRD CONTRACT ANNIVERSARY). IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.


WHEN AND HOW IS THE GMWB BASE    Calculation of your GMWB Base depends on when you make your
CALCULATED?                      first withdrawal. There are three distinct time periods
                                 that are important to consider:

     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
       DATE                      Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value, on the GMWB Effective Date.

     (2) PRIOR TO THE FIRST      FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT ON OR AFTER
       WITHDRAWAL                JANUARY 12, 2007:  Prior to the first withdrawal after the
                                 GMWB Effective Date, the GMWB Base equals the greater of
                                 the GMWB MAV Base and the GMWB Roll-Up Base.
                                 FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT BEFORE
                                 JANUARY 12, 2007:  Prior to the first withdrawal after the
                                 GMWB Effective Date, the GMWB Base equals the GMWB MAV
                                 Base.


                                 GMWB MAV BASE:  The GMWB MAV Base equals the greatest of
                                 the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                 the contract value, on each contract anniversary
                                       thereafter; and
                                   (b) is the sum of all additional premiums since the last
                                 contract anniversary.
                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.
                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.

                                 GMWB ROLL-UP BASE: The GMWB Roll-Up Base equals
                                 - the GMWB Base on the GMWB Effective Date, plus any
                                   additional premiums paid prior to the first
                                   quarterversary, with interest compounded daily from the
                                   GMWB Effective Date at an annual rate of 5%, plus
                                 - additional premiums paid on or after the first
                                 quarterversary following the GMWB Effective Date with
                                   interest compounded daily from the effective date of each
                                   additional premium payment at an annual rate of 5%.
                                 The period during which interest will accrue for purposes
                                 of calculating the GMWB Roll-Up Base is limited. Interest
                                 accrues until the earlier of:
                                 - the date of your first withdrawal on or after the GMWB
                                 Effective Date; or
                                 - the fifth contract anniversary following the later of the
                                 GMWB Effective Date or the most recent Automatic Roll-Up
                                   Reset.
                                 AUTOMATIC ROLL-UP RESET.  On each of the first five
                                 contract anniversaries after the GMWB Effective Date, the
                                 GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for
                                 five years after each automatic roll-up reset, if any.


     (3) ON AND AFTER THE        If you have not exceeded the Guaranteed Lifetime Amount
       FIRST WITHDRAWAL          during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:
                                   (a) the GMWB Base immediately prior to such withdrawal
                                 less the Adjusted Excess Withdrawal; and

                                          ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                 WITHDRAWAL X GMWB BASE/ACCOUNT VALUE,
                                 WHERE BOTH THE GMWB BASE AND THE ACCOUNT
                                 VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                 EXCESS WITHDRAWAL.
                                   (b) the account value after the Excess Withdrawal.


                                 Please note that if the first withdrawal occurs on a
                                 contract anniversary, the GMWB Base immediately prior to
                                 such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.


AUTOMATIC STEP-UP                On each contract anniversary (each third contract
                                 anniversary, if you purchased your Contract before
                                 September 1, 2006) after the first withdrawal, if the
                                 contract value is higher than the GMWB Base, we will
                                 increase or "step-up" the GMWB Base to equal such value.
                                 The GMWB charge percentage will not change as a result of
                                 any step-up.



PLEASE NOTE THAT IF YOUR GMWB BASE INCREASES, THERE WILL BE A CORRESPONDING INCREASE TO THE CHARGE IMPOSED FOR THIS OPTIONAL FEATURE, AS THE CHARGE IS CALCULATED AS A PERCENTAGE OF THE GMWB BASE.


ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under "Partial Withdrawals," earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits - Surrender Charge" and "Charges, Deductions, and Credits - How the Surrender Charge Works" later in this Prospectus for a discussion of how surrender charges are calculated.)

IS A MINIMUM SURRENDER VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.

MAY I CANCEL THE GMWB RIDER?


You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may be able to re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.


WHEN WILL THE GMWB RIDER TERMINATE?

The GMWB rider will terminate upon the earliest of:

     - full surrender;

     - annuitization (under the Contract);

     - death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the spousal beneficiary continuation option;

     - death of annuitant (if owner is custodial IRA Account) if not continued under spousal beneficiary continuation option;

     - termination of the Contract;

     - establishment of an annuity date as described in "What if my Account Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or

     - cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract - Inactive Contracts" in your Prospectus.)


WHAT IF MY ACCOUNT VALUE REACHES ZERO?


If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.
                           HOW GMWB SETTLEMENT WORKS

        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

        - We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

             FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT, SEE APPENDIX G.


REQUIRED MINIMUM DISTRIBUTIONS



If you are required to make withdrawals from your Contract to satisfy the Required Minimum Distribution rules ("RMD") under the IRC, you must notify us in writing prior to making the withdrawal. When we receive your written notification, if we determine that the RMD is greater than your Guaranteed Lifetime Amount, your GMWB Base will be impacted as follows:



     a) If you identify, and our Service Center confirms, that your RMD withdrawal IS LIMITED SOLELY to the amount necessary to satisfy the RMD for the assets held in your Contract, then the withdrawal will not be treated as an excess withdrawal and your GMWB Base will not be reduced. The GMWB Base will remain as it was before the RMD withdrawal was made.



     b) If your RMD amount covers additional assets NOT HELD in your Contract and the current withdrawal causes your cumulative withdrawals for that contract year to exceed the RMD for your Contract, then the excess withdrawal will equal the amount by which cumulative withdrawals are in excess of the RMD.


NOTE: NOTWITHSTANDING THE ABOVE, IF YOU IDENTIFY, AND OUR SERVICE CENTER CONFIRMS THAT AN RMD WITHDRAWAL IS LIMITED SOLELY TO THE AMOUNT NECESSARY TO SATISFY THE REQUIRED MINIMUM DISTRIBUTION FOR THE ASSETS HELD UNDER THIS CONTRACT, THEN THE WITHDRAWAL WILL NOT BE TREATED AS AN EXCESS WITHDRAWAL EVEN IF THE RMD EXCEEDS THE GUARANTEED LIFETIME AMOUNT DURING THAT CONTRACT YEAR. THE GMWB BASE IS NOT REDUCED FOR SUCH AN RMD. IT IS EQUAL TO THE GMWB BASE IMMEDIATELY PRIOR TO THE RMD. HOWEVER, ANY PORTION OF A WITHDRAWAL TAKEN TO SATISFY RMD RULES FOR ASSETS HELD OUTSIDE THIS CONTRACT WILL BE TREATED

AS AN EXCESS WITHDRAWAL TO THE EXTENT THAT CUMULATIVE WITHDRAWALS FOR THAT CONTRACT YEAR EXCEED THE GUARANTEED LIFETIME AMOUNT.

ALLOCATION GUIDELINES AND RESTRICTIONS

If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.


Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.


        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:

        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.

        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

          - Income,

          - Income & Growth, or

          - Growth.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.


CHANGE OF ANNUITANT



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old. The maximum age limit is waived for the surviving spouse upon spousal continuation.



Under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. Removing a joint annuitant does not affect the GMWB Base.



SPOUSAL CONTINUATION*



SINGLE LIFE



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old on the spousal continuation date. If (i), (ii) and (iii) are satisfied, then the following changes will occur:



        - If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or



        - If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date.



        - The Lifetime Income Percentage will be re-determined based upon the surviving spouse's age band on the spousal continuation date.



JOINT LIFE



Under the Joint Life rider, an eligible spousal beneficiary can continue the Contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:



        BOTH SPOUSES "COVERED"



(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her "surviving spouse" as the sole primary beneficiary under the Contract, then the following changes will occur:



        - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;



        - The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

        ONE SPOUSE "COVERED"



(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:



        - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;



        - The Lifetime Income Percentage will be based upon the surviving spouse's age band on the date of the first withdrawal on or after the GMWB Effective Date, or the most recent Automatic Step-Up, if later.



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.



FOR ALL CONTRACTS, REGARDLESS OF WHEN PURCHASED, YOU MUST DESIGNATE YOUR SPOUSE AS THE SOLE PRIMARY BENEFICIARY IN ORDER FOR HIM/HER TO BE ABLE TO CONTINUE THE GMWB RIDER UNDER THE SPOUSAL BENEFICIARY CONTINUATION OPTION.



* IMPORTANT NOTE: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.



IN THE EVENT OF DIVORCE



In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; THEREFORE, LIFETIME WITHDRAWALS ARE NOT GUARANTEED FOR THE LIVES OF BOTH THE JOINT ANNUITANTS UNDER A JOINT LIFE RIDER IF SUCH JOINT ANNUITANTS DIVORCE BEFORE YOUR ACCOUNT VALUE REACHES ZERO.



FOR THIS REASON, WE GENERALLY DO NOT PERMIT FORMER SPOUSES TO CONTINUE AS JOINT ANNUITANTS OF THE RIDER AFTER DIVORCE.



Furthermore, we are unable to "split" a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.



CONTINUATION OF THE RIDER. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.



Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

ON OR AFTER THE ACCOUNT VALUE REACHES ZERO. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.



In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.



BENEFIT AVAILABLE ON MATURITY DATE


If the maturity date occurs while the GMWB rider is in effect, we will provide monthly payments equal to the greater of (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the (second) annuitant.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.


GMWB CHARGE. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMWB Charge.")


                PAYMENT OF THE GMWB IS SUBJECT TO OUR FINANCIAL
                      STRENGTH AND CLAIMS-PAYING ABILITY.



                               INACTIVE CONTRACT


In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 24 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)   The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
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We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. The current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract.

These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

                                SURRENDER CHARGE


WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")



The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:



-----------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
  EACH PAYMENT OF PREMIUM     B CLASS   L CLASS   C CLASS    XC CLASS
-----------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%        8.0%
-----------------------------------------------------------------------
           1 year              6.0%      5.0%      0.0%        8.0%
-----------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%        7.0%
-----------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%        7.0%
-----------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%        6.0%
-----------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%        6.0%
-----------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%        5.0%
-----------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%        4.0%
-----------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%        3.0%
-----------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%        0.0%
-----------------------------------------------------------------------


The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See "Guaranteed Minimum Withdrawal Benefit," earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

         If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


         You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Value Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Value Subaccount.


                                  CONTRACT FEE

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee         -  We deduct this fee from your account value on each Contract
applies, we will               anniversary before the annuity date.
deduct it as
follows:

                            -  We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
                            -  We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See "Death Benefit - Guaranteed Minimum Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:


--------------------------------------------------------------
                                    CURRENT         MAXIMUM
         TYPE OF GMDB            GMDB CHARGE %   GMDB CHARGE %
--------------------------------------------------------------
    Return of Premium (all
            versions)                0.15%           0.40%
--------------------------------------------------------------
   Maximum Anniversary Value         0.25%           0.65%
--------------------------------------------------------------
Greater of Maximum Anniversary
        Value and Roll-Up            0.55%           1.20%
--------------------------------------------------------------


If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

                                   ADB CHARGE

If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.


                                  GMIB CHARGE



If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the "Fee Table.") We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" and "Guaranteed Minimum Income Benefit EXTRA" for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29(th), 30(th) or 31(st) of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.


                                  GMWB CHARGE


If you elect a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.60% for the Single Life rider and 0.75% for the Joint Life rider. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentages, which are 1.25% and 1.50% respectively. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Withdrawal Benefit" for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.


                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

PREMIUM TAXES. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0% for qualified plans. Although we pay these taxes when due, we won't deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

                                CONTRACT CREDITS

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

FEDERAL INCOME TAXES
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The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

                           TAX STATUS OF THE CONTRACT

PURCHASING THE CONTRACT. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

                             TAXATION OF ANNUITIES

DISTRIBUTIONS AND REQUIRED MINIMUM DISTRIBUTIONS. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner's death. Minimum distribution rules upon death of an owner apply to all qualified contracts.


Note: The Treasury made changes to the Required Minimum Distribution rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, ADB, a GMIB, or a GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


WITHDRAWALS. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your "investment in the contract" to your total contract value. Your "investment in the contract" generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your "investment in the contract" can be zero.


Although the tax treatment is not clear, if you purchase a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:


(1)   your account value immediately before the distribution, or

(2) your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix H for GMWB tax examples.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an "investment in the Contract."

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

                        INDIVIDUAL RETIREMENT ANNUITIES

TRADITIONAL IRAS. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age
59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

ROTH IRAS. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

OTHER TAX ISSUES FOR IRAS AND ROTH IRAS. Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The Contract and its endorsements have been approved by the IRS as to form for use as an IRA or Roth IRA. Approval by the IRS is a determination only as to the form of the Contract and does not represent a determination on the merits of the Contract.

                            TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

    WHY MUST THE CONTRACTS ONLY BE QUALIFIED OR PURCHASED THROUGH QUALIFIED
                                   ACCOUNTS?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract's earnings.

   - If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

   - Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

                      TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.

                              FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

                        GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
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                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% (less for L and C Class Contracts) of each premium and up to 0.51% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS


The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                          ACCUMULATION UNIT VALUES(1)
                       (Condensed Financial Information)

                                    CLASS B


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.28         $11.53          3817.8435
  1/1/2006 to 12/31/2006..............................     $11.53         $12.89          4019.6295
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005..............................     $11.09         $11.44         11227.8606
  1/1/2006 to 12/31/2006..............................     $11.44         $12.56         16722.3902
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.38         $11.85        151966.4751
  1/1/2006 to 12/31/2006..............................     $11.85         $13.30        282620.6382
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.15         $11.33          3702.5476
  1/1/2006 to 12/31/2006..............................     $11.33         $13.56          5212.6658
ALLIANZ CCM CAPITAL APPRECIATION FUND
  5/1/2006(2) to 12/31/2006...........................     $10.33         $10.11                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.66         $12.18         21694.4363
  1/1/2006 to 12/31/2006..............................     $12.18         $14.26         43183.0698
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005..............................     $10.99         $10.76           242.4322
  1/1/2006 to 12/31/2006..............................     $10.76         $11.91          1407.7423
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.84         $10.75         12737.4481
  1/1/2006 to 12/31/2006..............................     $10.75         $12.66          17555.808
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005..............................     $10.78         $11.02           4909.812
  1/1/2006 to 12/31/2006..............................     $11.02         $10.51          6170.8815
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.20         $10.26        192981.8976
  1/1/2006 to 12/31/2006..............................     $10.26         $10.74          604811.67
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.78         $13.54        209290.3061
  1/1/2006 to 12/31/2006..............................     $13.54         $16.30         563992.456
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $11.02         $12.33        569664.4762
  1/1/2006 to 12/31/2006..............................     $12.33         $13.51        1127593.086
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.90         $10.95        103227.8522
  1/1/2006 to 12/31/2006..............................     $10.95         $13.01        250512.1236


-------------------------------


(1) Subaccount names reflected in this Accumulation Unit Values Table are the effective names as of December 31, 2006. Each subaccount may have operated under different names in the past.



(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005..............................     $10.92         $11.31        168654.8808
  1/1/2006 to 12/31/2006..............................     $11.31         $12.96        244102.8054
BLACKROCK BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.98         $11.06          15450.832
  1/1/2006 to 12/31/2006..............................     $11.06         $13.37         30862.3379
BLACKROCK BOND PORTFOLIO
  3/4/2005 to 12/31/2005..............................     $10.09         $10.12         24732.0733
  1/1/2006 to 12/31/2006..............................     $10.12         $10.38          58437.101
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.85         $11.64          9712.3785
  1/1/2006 to 12/31/2006..............................     $11.64         $11.92         22143.0053
BLACKROCK GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.22         $11.89        102300.9769
  1/1/2006 to 12/31/2006..............................     $11.89         $13.62        258673.5892
BLACKROCK GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.67         $12.62         18953.1189
  1/1/2006 to 12/31/2006..............................     $12.62         $14.73         55964.0716
BLACKROCK GOVERNMENT INCOME FUND
  10/16/2006(2) to 12/31/2006.........................     $10.24         $10.39          7482.9304
BLACKROCK INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.85         $12.78          3240.9042
  1/1/2006 to 12/31/2006..............................     $12.78         $15.87         20214.2902
BLACKROCK SHORT-TERM BOND
  3/4/2005 to 12/31/2005..............................     $ 9.98         $10.01          71840.954
  1/1/2006 to 12/31/2006..............................     $10.01         $10.29         46599.5819
BLACKROCK LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005..............................     $11.60         $12.48         20360.0882
  1/1/2006 to 12/31/2006..............................     $12.48         $13.90         55623.0971
BLACKROCK LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.21         $12.28          16730.157
  1/1/2006 to 12/31/2006..............................     $12.28         $12.91         27498.0907
BLACKROCK LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.69         $12.54        123464.7293
  1/1/2006 to 12/31/2006..............................     $12.54         $14.34         44413.3052
BLACKROCK SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.20         $11.64           3130.435
  1/1/2006 to 12/31/2006..............................     $11.64         $13.46          5752.7634
BLACKROCK S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005..............................     $10.98         $11.21         41705.1867
  1/1/2006 to 12/31/2006..............................     $11.21         $12.75         46744.4326
BLACKROCK U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005..............................     $10.06         $10.11          3709.7861
  1/1/2006 to 10/13/2006(3)...........................     $10.11         $10.22                  0


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.



(3) Effective following the close of business on October 13, 2006, the BlackRock U.S. Government
    Fund was merged with and into the BlackRock Government Income Fund.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.02         $11.96          3892.9887
  1/1/2006 to 12/31/2006..............................     $11.96         $13.24         18118.2483
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.89         $11.82         84999.9017
  1/1/2006 to 12/31/2006..............................     $11.82         $15.17        150981.4425
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005..............................     $11.62         $12.67        113751.2524
  1/1/2006 to 12/31/2006..............................     $12.67         $13.50        301069.8321
COLUMBIA MARSICO GROWTH FUND
  5/1/2006(2) to 12/31/2006...........................     $10.10         $10.33         14790.0192
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.20         $11.86         78229.1805
  1/1/2006 to 12/31/2006..............................     $11.86         $13.49        433746.1465
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005..............................     $10.40         $11.56          3215.9715
  1/1/2006 to 12/31/2006..............................     $11.56         $12.20          9530.9363
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.09         $11.00         242194.373
  1/1/2006 to 12/31/2006..............................     $11.00         $12.63        294255.2659
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005..............................     $10.15         $10.39        114080.0928
  1/1/2006 to 12/31/2006..............................     $10.39         $10.91        300793.2266
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $11.03         $10.96          2608.5504
  1/1/2006 to 12/31/2006..............................     $10.96         $12.56          1401.6932
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005..............................     $11.35         $12.50         19708.1372
  1/1/2006 to 12/31/2006..............................     $12.50         $14.14         24994.9188
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $10.68         $11.24          4707.0888
  1/1/2006 to 12/31/2006..............................     $11.24         $11.82          3805.6494
JPMORGAN MULTI-CAPITAL MARKET NEUTRAL FUND
  6/30/2006(2) to 12/31/2006..........................     $10.34         $10.55        231136.2585
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.16         $11.27         12283.5174
  1/1/2006 to 12/31/2006..............................     $11.27         $13.10          194097.24
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.46         $10.43         12981.0962
  1/1/2006 to 12/31/2006..............................     $10.43         $11.32         17669.0244
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.47         $12.05         52755.0635
  1/1/2006 to 12/31/2006..............................     $12.05         $13.37         78618.3416
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005..............................     $10.01         $10.14        192817.2886
  1/1/2006 to 12/31/2006..............................     $10.14         $10.46        224740.9541


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $10.75         $11.17           9135.208
  1/1/2006 to 12/31/2006..............................     $11.17         $11.86         22744.0165
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005..............................     $10.96         $11.33           413.9576
  1/1/2006 to 12/31/2006..............................     $11.33         $12.85           768.9631
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005..............................     $11.53         $12.41         51686.1313
  1/1/2006 to 12/31/2006..............................     $12.41         $14.05          11461.872
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005..............................     $10.59         $11.49        162365.4301
  1/1/2006 to 12/31/2006..............................     $11.49         $10.96        294591.3443
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.24         $10.34         28065.5775
  1/1/2006 to 12/31/2006..............................     $10.34         $10.20         42023.8374
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.08         $10.21        452382.5787
  1/1/2006 to 12/31/2006..............................     $10.21         $10.44        829157.8687
PIONEER FUND
  3/4/2005 to 12/31/2005..............................     $11.14         $11.49        169251.2419
  1/1/2006(2) to 12/31/2006...........................     $11.49         $13.21        531162.8737
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005..............................     $10.44         $10.43          5712.0301
  1/1/2006 to 12/31/2006..............................     $10.43         $11.39         15090.3921
PIONEER EMERGING MARKETS FUND
  5/1/2006(2) to 12/31/2006...........................     $11.03         $11.94         13404.0189
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.39         $12.37          4297.1475
  1/1/2006 to 12/31/2006..............................     $12.37         $13.98           7832.898
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005..............................     $11.73         $12.43         53449.7661
  1/1/2006 to 12/31/2006..............................     $12.43         $14.72        110242.2139
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.52         $11.95        110420.6911
  1/1/2006 to 12/31/2006..............................     $11.95         $14.38         70715.2996
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005..............................     $11.03         $11.23        233985.9823
  1/1/2006 to 12/31/2006..............................     $11.23         $12.87         91077.8162


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                    CLASS L


                                                                                       NUMBER OF
                                                       ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                        UNIT VALUE     UNIT VALUE        UNITS
                                                       AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                              OF PERIOD        PERIOD      END OF PERIOD
----------                                             ------------   ------------   --------------
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.27         $11.50         12381.1142
  1/1/2006 to 12/31/2006.............................     $11.50         $12.83         16266.1573
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005.............................     $11.08         $11.42         18571.2688
  1/1/2006 to 12/31/2006.............................     $11.42         $12.50         31120.6888
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.37         $11.82        370711.7082
  1/1/2006 to 12/31/2006.............................     $11.82         $13.24        789338.7983
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.14         $11.30           5075.168
  1/1/2006 to 12/31/2006.............................     $11.30         $13.50         22707.4995
ALLIANZ CCM CAPITAL APPRECIATION FUND
  5/1/2006(2) to 12/31/2006..........................     $10.32         $10.09                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.65         $12.15         61452.2574
  1/1/2006 to 12/31/2006.............................     $12.15         $14.20        119561.9684
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005.............................     $10.98         $10.74          8457.0628
  1/1/2006 to 12/31/2006.............................     $10.74         $11.85         10307.1353
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005.............................     $10.83         $10.72         12565.4106
  1/1/2006 to 12/31/2006.............................     $10.72         $12.61         24653.9815
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005.............................     $10.77         $11.00         12475.4225
  1/1/2006 to 12/31/2006.............................     $11.00         $10.46          5597.6976
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005.............................     $10.19         $10.24          465526.12
  1/1/2006 to 12/31/2006.............................     $10.24         $10.69        1805270.887
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005.............................     $11.77         $13.51        506290.1806
  1/1/2006 to 12/31/2006.............................     $13.51         $16.22        1473625.938
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005.............................     $11.01         $12.30        1195999.121
  1/1/2006 to 12/31/2006.............................     $12.30         $13.45        2767851.769
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005.............................     $10.89         $10.93        248510.6691
  1/1/2006 to 12/31/2006.............................     $10.93         $12.95        502056.2428
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005.............................     $10.91         $11.29        256292.5403
  1/1/2006 to 12/31/2006.............................     $11.29         $12.90        517539.9759
BLACKROCK BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005.............................     $10.97         $11.03         25327.0315
  1/1/2006 to 12/31/2006.............................     $11.03         $13.31         52057.5173


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                       NUMBER OF
                                                       ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                        UNIT VALUE     UNIT VALUE        UNITS
                                                       AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                              OF PERIOD        PERIOD      END OF PERIOD
----------                                             ------------   ------------   --------------
BLACKROCK BOND PORTFOLIO
  3/4/2005 to 12/31/2005.............................     $10.08         $10.09         25638.1204
  1/1/2006 to 12/31/2006.............................     $10.09         $10.34        124260.2361
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005.............................     $10.84         $11.61         11633.2877
  1/1/2006 to 12/31/2006.............................     $11.61         $11.87         49724.6754
BLACKROCK GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.21         $11.86         247551.971
  1/1/2006 to 12/31/2006.............................     $11.86         $13.56        664724.4151
BLACKROCK GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.66         $12.59         43655.2268
  1/1/2006 to 12/31/2006.............................     $12.59         $14.67         71657.2243
BLACKROCK GOVERNMENT INCOME FUND
  10/16/2006(2) to 12/31/2006........................     $10.23         $10.38          6689.4963
BLACKROCK INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005.............................     $11.84         $12.75          5352.6988
  1/1/2006 to 12/31/2006.............................     $12.75         $15.80          25893.482
BLACKROCK LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005.............................     $11.59         $12.45        111297.3315
  1/1/2006 to 12/31/2006.............................     $12.45         $13.84        246932.9104
BLACKROCK LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005.............................     $11.20         $12.25         52044.6375
  1/1/2006 to 12/31/2006.............................     $12.25         $12.85         79632.6977
BLACKROCK LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.68         $12.51        303036.8474
  1/1/2006 to 12/31/2006.............................     $12.51         $14.28        137858.9049
BLACKROCK SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005.............................     $11.20         $11.61          4013.4993
  1/1/2006 to 12/31/2006.............................     $11.61         $13.40          10667.329
BLACKROCK S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005.............................     $10.97         $11.18        274841.5977
  1/1/2006 to 12/31/2006.............................     $11.18         $12.69        291527.7961
BLACKROCK SHORT-TERM BOND FUND
  3/4/2005 to 12/31/2005.............................     $ 9.97         $ 9.99        187806.0936
  1/1/2006 to 12/31/2006.............................     $ 9.99         $10.24           95799.61
BLACKROCK U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005.............................     $10.05         $10.08          1839.9462
  1/1/2006 to 10/13/2006(3)..........................     $10.08         $10.18                  0
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.01         $11.93         14496.9774
  1/1/2006 to 12/31/2006.............................     $11.93         $13.18          22054.041
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005.............................     $10.88         $11.79        194806.8269
  1/1/2006 to 12/31/2006.............................     $11.79         $15.10        405448.8689


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.



(3) Effective following the close of business on October 13, 2006, the BlackRock U.S. Government
    Fund was merged with and into the BlackRock Government Income Fund.

                                                                                       NUMBER OF
                                                       ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                        UNIT VALUE     UNIT VALUE        UNITS
                                                       AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                              OF PERIOD        PERIOD      END OF PERIOD
----------                                             ------------   ------------   --------------
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005.............................     $11.61         $12.63        231285.6372
  1/1/2006 to 12/31/2006.............................     $12.63         $13.44        833724.6638
COLUMBIA MARSICO GROWTH FUND
  5/1/2006(2) to 12/31/2006..........................     $10.09         $10.32         65649.1317
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.19         $11.83        246225.0412
  1/1/2006 to 12/31/2006.............................     $11.83         $13.43        1220964.807
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005.............................     $10.40         $11.53         14315.5218
  1/1/2006 to 12/31/2006.............................     $11.53         $12.15         28513.2993
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.08         $10.97        553107.9904
  1/1/2006 to 12/31/2006.............................     $10.97         $12.57        827311.2425
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005.............................     $10.14         $10.37        319283.9996
  1/1/2006 to 12/31/2006.............................     $10.37         $10.86         894536.747
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005.............................     $11.02         $10.93          3793.9907
  1/1/2006 to 12/31/2006.............................     $10.93         $12.50           7256.543
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005.............................     $11.34         $12.47         48393.5114
  1/1/2006 to 12/31/2006.............................     $12.47         $14.08         117610.068
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005.............................     $10.67         $11.21                  0
  1/1/2006 to 12/31/2006.............................     $11.21         $11.77           533.5295
JPMORGAN MULTI-CAPITAL MARKET NEUTRAL FUND
  6/30/2006(2) to 12/31/2006.........................     $10.34         $10.53        637805.4027
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.15         $11.25         28803.0673
  1/1/2006 to 12/31/2006.............................     $11.25         $13.04        528186.6501
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005.............................     $10.45         $10.40         88753.4027
  1/1/2006 to 12/31/2006.............................     $10.40         $11.26        143900.8163
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.46         $12.02         141256.292
  1/1/2006 to 12/31/2006.............................     $12.02         $13.31        235992.8106
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005.............................     $10.00         $10.11         70289.5894
  1/1/2006 to 12/31/2006.............................     $10.11         $10.41        266957.8668
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005.............................     $10.74         $11.15          7816.9598
  1/1/2006 to 12/31/2006.............................     $11.15         $11.81         14973.6613
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005.............................     $10.95         $11.30          1172.5004
  1/1/2006 to 12/31/2006.............................     $11.30         $12.80          1218.2658


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                       NUMBER OF
                                                       ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                        UNIT VALUE     UNIT VALUE        UNITS
                                                       AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                              OF PERIOD        PERIOD      END OF PERIOD
----------                                             ------------   ------------   --------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005.............................     $11.52         $12.38         91202.6217
  1/1/2006 to 12/31/2006.............................     $12.38         $13.98         12357.5175
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005.............................     $10.59         $11.46        255684.9932
  1/1/2006 to 12/31/2006.............................     $11.46         $10.91          628165.69
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005.............................     $10.23         $10.32         49941.6276
  1/1/2006 to 12/31/2006.............................     $10.32         $10.15        114366.2258
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005.............................     $10.07         $10.18        1164164.309
  1/1/2006 to 12/31/2006.............................     $10.18         $10.39        2425658.639
PIONEER FUND
  3/4/2005 to 12/31/2005.............................     $11.13         $11.46        395474.2309
  1/1/2006 to 12/31/2006.............................     $11.46         $13.15        1461074.771
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005.............................     $10.44         $10.40         22819.6505
  1/1/2006 to 12/31/2006.............................     $10.40         $11.34         57849.5398
PIONEER EMERGING MARKETS FUND
  5/1/2006(2) to 12/31/2006..........................     $11.03         $11.92         37595.3628
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005.............................     $11.39         $12.34          9616.3027
  1/1/2006 to 12/31/2006.............................     $12.34         $13.92         15167.8521
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005.............................     $11.72         $12.39         75259.5238
  1/1/2006 to 12/31/2006.............................     $12.39         $14.65        155161.7454
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005.............................     $11.52         $11.92        228092.9878
  1/1/2006 to 12/31/2006.............................     $11.92         $14.32         99121.6628
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005.............................     $11.02         $11.20        588296.2328
  1/1/2006 to 12/31/2006.............................     $11.20         $12.81        232358.9225


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                    CLASS C


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.27         $11.48           224.0685
  1/1/2006 to 12/31/2006..............................     $11.48         $12.79           221.7122
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005..............................     $11.07         $11.39          1012.9416
  1/1/2006 to 12/31/2006..............................     $11.39         $12.46          1880.2278
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.36         $11.80         31593.8915
  1/1/2006 to 12/31/2006..............................     $11.80         $13.19         77200.9955
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.13         $11.28                  0
  1/1/2006 to 12/31/2006..............................     $11.28          13.46          1287.7103
ALLIANZ CCM CAPITAL APPRECIATION FUND
  5/1/2006(2) to 12/31/2006...........................     $10.32         $10.08                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.65         $12.13         39885.9306
  1/1/2006 to 12/31/2006..............................     $12.13          14.15         49402.6214
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005..............................     $10.97         $10.72                  0
  1/1/2006 to 12/31/2006..............................     $10.72         $11.81                  0
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.82         $10.70          1441.8182
  1/1/2006 to 12/31/2006..............................     $10.70         $12.56          1387.9416
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005..............................     $10.77         $10.98                  0
  1/1/2006 to 12/31/2006..............................     $10.98         $10.42           521.3921
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.19         $10.22         62002.3891
  1/1/2006 to 12/31/2006..............................     $10.22         $10.65        226892.4836
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.76         $13.48         43285.7736
  1/1/2006 to 12/31/2006..............................     $13.48         $16.17        139148.7486
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $11.01         $12.27        118410.4242
  1/1/2006 to 12/31/2006..............................     $12.27         $13.40        309053.9601
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.88         $10.90         27808.5484
  1/1/2006 to 12/31/2006..............................     $10.90         $12.91         33197.5044
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005..............................     $10.91         $11.26         18556.0205
  1/1/2006 to 12/31/2006..............................     $11.26         $12.86         30486.7485
BLACKROCK BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.96         $11.01          2516.9696
  1/1/2006 to 12/31/2006..............................     $11.01         $13.26          6371.7682


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK BOND PORTFOLIO
  3/4/2005 to 12/31/2005..............................     $10.08         $10.08          2764.3271
  1/1/2006 to 12/31/2006..............................     $10.08         $10.30           8500.053
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.84         $11.59         18920.2421
  1/1/2006 to 12/31/2006..............................     $11.59         $11.83         22178.9738
BLACKROCK GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.20         $11.84         185975.164
  1/1/2006 to 12/31/2006..............................     $11.84         $13.51        422308.8256
BLACKROCK GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.65         $12.57          9856.5066
  1/1/2006 to 12/31/2006..............................     $12.57         $14.62         13835.7113
BLACKROCK GOVERNMENT INCOME FUND
  10/16/2006(2) to 12/31/2006.........................     $10.23         $10.37           4472.719
BLACKROCK INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.83         $12.72          3541.8222
  1/1/2006 to 12/31/2006..............................     $12.72         $15.75          5028.7117
BLACKROCK LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005..............................     $11.58         $12.42         22887.7687
  1/1/2006 to 12/31/2006..............................     $12.42         $13.79         38643.2139
BLACKROCK LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.20         $12.22          7650.8275
  1/1/2006 to 12/31/2006..............................     $12.22         $12.81          9986.9681
BLACKROCK LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.68         $12.49         43305.1787
  1/1/2006 to 12/31/2006..............................     $12.49         $14.23         37780.5161
BLACKROCK SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.19         $11.59          1790.2979
  1/1/2006 to 12/31/2006..............................     $11.59         $13.36          2404.6277
BLACKROCK S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005..............................     $10.96         $11.16          5331.2168
  1/1/2006 to 12/31/2006..............................     $11.16         $12.65          7430.4771
BLACKROCK SHORT-TERM BOND FUND
  3/4/2005 to 12/31/2005..............................     $ 9.97         $ 9.97         21975.0041
  1/1/2006 to 12/31/2006..............................     $ 9.97         $10.21          17985.543
BLACKROCK U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005..............................     $10.05         $10.06          2917.8292
  1/1/2006 to 10/13/2006(3)...........................     $10.06         $10.14                  0
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.00         $11.90           571.9651
  1/1/2006 to 12/31/2006..............................     $11.90         $13.13          6516.2672
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.87         $11.77         23011.4672
  1/1/2006 to 12/31/2006..............................     $11.77         $15.05         48401.3435


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.



(3) Effective following the close of business on October 13, 2006, the BlackRock U.S. Government
    Fund was merged with and into the BlackRock Government Income Fund.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005..............................     $11.61         $12.61         61131.7486
  1/1/2006 to 12/31/2006..............................     $12.61         $13.40        118462.3751
COLUMBIA MARSICO GROWTH FUND
  5/1/2006(2) to 12/31/2006...........................     $10.09         $10.30         13883.2453
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.18         $11.81           64914.76
  1/1/2006 to 12/31/2006..............................     $11.81         $13.38        169253.8874
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005..............................     $10.39         $11.51           494.9114
  1/1/2006 to 12/31/2006..............................     $11.51         $12.11          3243.1345
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.07         $10.95         53657.5293
  1/1/2006 to 12/31/2006..............................     $10.95         $12.53         98290.6281
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005..............................     $10.13         $10.35         39377.9884
  1/1/2006 to 12/31/2006..............................     $10.35         $10.83        114828.9568
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $11.01         $10.91           418.3232
  1/1/2006 to 12/31/2006..............................     $10.91         $12.46           414.7114
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005..............................     $11.33         $12.44          9151.4612
  1/1/2006 to 12/31/2006..............................     $12.44         $14.03         17008.4879
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $10.66         $11.19                  0
  1/1/2006 to 12/31/2006..............................     $11.19         $11.73                  0
JPMORGAN MULTI-CAPITAL MARKET NEUTRAL FUND
  6/30/2006(2) to 12/31/2006..........................     $10.33         $10.52          69743.362
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.14         $11.23          4787.3832
  1/1/2006 to 12/31/2006..............................     $11.23         $12.99         64203.4036
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.44         $10.38         12589.5859
  1/1/2006 to 12/31/2006..............................     $10.38         $11.23         17228.2462
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.46         $12.00         21810.1151
  1/1/2006 to 12/31/2006..............................     $12.00         $13.27          37402.943
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005..............................     $10.00         $10.09          5046.5256
  1/1/2006 to 12/31/2006..............................     $10.09         $10.37          64190.755
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $10.73         $11.13          6990.5356
  1/1/2006 to 12/31/2006..............................     $11.13         $11.77          2339.4821
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005..............................     $10.95         $11.28           992.3654
  1/1/2006 to 12/31/2006..............................     $11.28         $12.75          1063.1234


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005..............................     $11.51         $12.35          5621.3764
  1/1/2006 to 12/31/2006..............................     $12.35         $13.94           4938.175
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005..............................     $10.58         $11.44         51204.5718
  1/1/2006 to 12/31/2006..............................     $11.44         $10.87        121027.8317
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.22         $10.30          6593.2861
  1/1/2006 to 12/31/2006..............................     $10.30         $10.12          8822.7664
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.06         $10.16        123199.4261
  1/1/2006 to 12/31/2006..............................     $10.16         $10.36        297641.5184
PIONEER FUND
  3/4/2005 to 12/31/2005..............................     $11.12         $11.44          32818.649
  1/1/2006 to 12/31/2006..............................     $11.44         $13.11        161341.8009
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005..............................     $10.43         $10.38         13794.7337
  1/1/2006 to 12/31/2006..............................     $10.38         $11.30         20021.2959
PIONEER EMERGING MARKETS FUND
  5/1/2006(2) to 12/31/2006...........................     $11.03         $11.91          1642.1926
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.38         $12.32          9177.3839
  1/1/2006 to 12/31/2006..............................     $12.32         $13.88         14395.4225
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005..............................     $11.71         $12.37         43374.5335
  1/1/2006 to 12/31/2006..............................     $12.37         $14.60          57524.165
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.51         $11.90         17577.7089
  1/1/2006 to 12/31/2006..............................     $11.90         $14.27         13665.0895
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005..............................     $11.01         $11.18         43805.9061
  1/1/2006 to 12/31/2006..............................     $11.18         $12.77          9303.1165


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                    CLASS XC


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.26         $11.47          7331.9944
  1/1/2006 to 12/31/2006..............................     $11.47         $12.77          13343.573
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005..............................     $11.07         $11.39         18014.6128
  1/1/2006 to 12/31/2006..............................     $11.39         $12.45         24551.4474
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.36         $11.79        312864.1984
  1/1/2006 to 12/31/2006..............................     $11.79         $13.18        628236.7453
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.13         $11.27          2293.0999
  1/1/2006 to 12/31/2006..............................     $11.27         $13.44         17112.8156
ALLIANZ CCM CAPITAL APPRECIATION FUND
  5/1/2006(2) to 12/31/2006...........................     $10.32         $10.07                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.64         $12.12         39479.8557
  1/1/2006 to 12/31/2006..............................     $12.12         $14.13         75635.1697
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005..............................     $10.97         $10.71           4795.329
  1/1/2006 to 12/31/2006..............................     $10.71         $11.80          5126.1463
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.82         $10.69          38679.416
  1/1/2006 to 12/31/2006..............................     $10.69         $12.55         47501.0704
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005..............................     $10.76         $10.97                  0
  1/1/2006 to 12/31/2006..............................     $10.97         $10.41          7550.6092
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.18         $10.21        405480.0812
  1/1/2006 to 12/31/2006..............................     $10.21         $10.64        1531143.311
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.76         $13.48        385738.6043
  1/1/2006 to 12/31/2006..............................     $13.48         $16.15        1055180.045
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $11.00         $12.27        887691.5054
  1/1/2006 to 12/31/2006..............................     $12.27         $13.39        2079587.755
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005..............................     $10.88         $10.90        206290.3388
  1/1/2006 to 12/31/2006..............................     $10.90         $12.89         344108.884
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005..............................     $10.90         $11.26        228807.3436
  1/1/2006 to 12/31/2006..............................     $11.26         $12.84        419442.8089
BLACKROCK BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.96         $11.01         33900.6947
  1/1/2006 to 12/31/2006..............................     $11.01         $13.25         70343.0733


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK BOND PORTFOLIO
  3/4/2005 to 12/31/2005..............................     $10.07         $10.07         29186.0595
  1/1/2006 to 12/31/2006..............................     $10.07         $10.29         78519.0893
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.83         $11.58         21974.2327
  1/1/2006 to 12/31/2006..............................     $11.58         $11.82          33094.166
BLACKROCK GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.20         $11.83         266237.149
  1/1/2006 to 12/31/2006..............................     $11.83         $13.50        516318.3845
BLACKROCK GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.65         $12.56         53843.7051
  1/1/2006 to 12/31/2006..............................     $12.56         $14.60         81463.4342
BLACKROCK GOVERNMENT INCOME FUND
  10/16/2006(2) to 12/31/2006.........................     $10.23         $10.37          9068.2296
BLACKROCK INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.83         $12.72         27275.9116
  1/1/2006 to 12/31/2006..............................     $12.72         $15.73          93059.336
BLACKROCK LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005..............................     $11.58         $12.41          34557.445
  1/1/2006 to 12/31/2006..............................     $12.41         $13.77         80073.2041
BLACKROCK LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.19         $12.22          8147.0333
  1/1/2006 to 12/31/2006..............................     $12.22         $12.80         20418.2451
BLACKROCK LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.67         $12.48        276572.8315
  1/1/2006 to 12/31/2006..............................     $12.48         $14.22        162816.2456
BLACKROCK SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005..............................     $11.19         $11.58            948.781
  1/1/2006 to 12/31/2006..............................     $11.58         $13.34          3976.5637
BLACKROCK S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005..............................     $10.96         $11.15         66187.8067
  1/1/2006 to 12/31/2006..............................     $11.15         $12.64         88939.4601
BLACKROCK SHORT-TERM FUND
  3/4/2005 to 12/31/2005..............................     $ 9.97         $ 9.96        160901.8139
  1/1/2006 to 12/31/2006..............................     $ 9.96         $10.20         43479.2645
BLACKROCK U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005..............................     $10.05         $10.06           6174.967
  1/1/2006 to 10/13/2006(3)...........................     $10.06         $10.13                  0
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.00         $11.90         17246.4551
  1/1/2006 to 12/31/2006..............................     $11.90         $13.12          8667.9808


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.



(3) Effective following the close of business on October 13, 2006, the BlackRock U.S. Government
    Fund was merged with and into the BlackRock Government Income Fund.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.87         $11.76        168250.8222
  1/1/2006 to 12/31/2006..............................     $11.76         $15.03        351320.1754
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005..............................     $11.60         $12.60        154457.7035
  1/1/2006 to 12/31/2006..............................     $12.60         $13.38        612528.7381
COLUMBIA MARSICO GROWTH FUND
  5/1/2006(2) to 12/31/2006...........................     $10.09         $10.30         46001.3753
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.18         $11.80        142946.1183
  1/1/2006 to 12/31/2006..............................     $11.80         $13.37        917172.0345
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005..............................     $10.39         $11.50         10013.5146
  1/1/2006 to 12/31/2006..............................     $11.50         $12.09         31774.0083
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.07         $10.94        465447.1188
  1/1/2006 to 12/31/2006..............................     $10.94         $12.51        637945.9506
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005..............................     $10.13         $10.34        264550.7209
  1/1/2006 to 12/31/2006..............................     $10.34         $10.81        740476.2731
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $11.01         $10.91          3624.8372
  1/1/2006 to 12/31/2006..............................     $10.91         $12.44          7010.7516
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005..............................     $11.33         $12.44         64192.6482
  1/1/2006 to 12/31/2006..............................  12.$44....        $14.02         91160.7212
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $10.66         $11.18          5992.2707
  1/1/2006 to 12/31/2006..............................     $11.18         $11.72          7696.5223
JPMORGAN MULTI-CAPITAL MARKET NEUTRAL FUND
  6/30/2006(2) to 12/31/2006..........................     $10.33         $10.52        500167.7611
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.14         $11.22          21690.771
  1/1/2006 to 12/31/2006..............................  11.$22....        $12.98        419987.1373
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $10.44         $10.38         13209.4608
  1/1/2006 to 12/31/2006..............................  10.$38....        $11.21         99444.1902
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.45         $11.99        111407.3262
  1/1/2006 to 12/31/2006..............................  11.$99....        $13.25        219562.1435
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005..............................     $ 9.99         $10.09        145788.1425
  1/1/2006 to 12/31/2006..............................     $10.09         $10.36        259370.9533
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005..............................     $10.73         $11.12         10002.8957
  1/1/2006 to 12/31/2006..............................  11.$12....        $11.76         18904.9905


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005..............................     $10.94         $11.27          6445.8842
  1/1/2006 to 12/31/2006..............................  11.$27....        $12.74         17072.1689
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005..............................     $11.51         $12.34         68588.2544
  1/1/2006 to 12/31/2006..............................  12.$34....        $13.92         34660.6042
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005..............................     $10.58         $11.44        217778.3923
  1/1/2006 to 12/31/2006..............................  11.$44....        $10.86        483522.3452
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.22         $10.29         56642.6255
  1/1/2006 to 12/31/2006..............................  10.$29....        $10.11         71728.6766
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005..............................     $10.06         $10.16         1036977.43
  1/1/2006 to 12/31/2006..............................  10.$16....        $10.34        2122413.762
PIONEER FUND
  3/4/2005 to 12/31/2005..............................     $11.12         $11.43        323071.2535
  1/1/2006 to 12/31/2006..............................  11.$43....        $13.09        1148392.145
PIONEER EMERGING MARKETS FUND
  5/1/2006(2) to 12/31/2006...........................     $11.03         $11.90         48437.3897
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005..............................     $10.43         $10.38         23662.4816
  1/1/2006 to 12/31/2006..............................  10.$38....        $11.29         37221.4779
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005..............................     $11.38         $12.31         11939.1537
  1/1/2006 to 12/31/2006..............................  12.$31....        $13.86         16855.4207
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005..............................     $11.71         $12.36         69171.7207
  1/1/2006 to 12/31/2006..............................  12.$36....        $14.59        125598.1565
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005..............................     $11.51         $11.90        211532.1398
  1/1/2006 to 12/31/2006..............................  11.$90....        $14.25        137427.0587
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005..............................     $11.01         $11.17        412740.0011
  1/1/2006 to 12/31/2006..............................  11.$17....        $12.75        146029.1724


-------------------------------


(2) Available for allocations of premiums or account value effective following the close of business.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2007. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2008 and pay a subsequent premium of $200,000 on August 1, 2008. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT - BONUS PAYMENT AND RECAPTURE."



                                                                                                                BONUS
                                                        TRANSACTIONS          BONUS AMOUNTS                     AMOUNT
                                                     -------------------   --------------------   ACCOUNT     SUBJECT TO
DATE                                                  PREM.     WITHDR.     PAID     RECAPTURED    VALUE      RECAPTURE
-------------------------------------------------------------------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED                    $400,000              $18,000                $418,000     $18,000
           Premium Allocated to Tier 1 = $125,000
           Premium Allocated to Tier 2 = $275,000
           Bonus 1 = (.045 x $125,000) + (.045 x
           $275,000) = $5,625 + $12,375 = $18,000
           Bonus 1 Subj. to Recapture = Bonus
           Recapture Percentage (BRP) Year 1 x
           Bonus 1
           = 100% x $18,000 = $18,000
5/10/2008  FIRST CONTRACT ANNIVERSARY                                                             $428,000     $11,700
           Assume Account Value increased by
           $10,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 2
           x Bonus 1 = 65% x $18,000 = $11,700
7/5/2008   OWNER TAKES A $155,000 WITHDRAWAL                    $155,000             $   2,925    $273,775     $ 8,775
           Assume Account Value increased by $3,700
           due to positive investment performance.
           Bonus 1 Subj. to Recapture Before
           Withdrawal = BRP Year 2 x Bonus 1 = 65%
           x $18,000 = $11,700
           Gain = Account Value Before Withdrawal -
           Bonus Amounts Subj. to Recapture -
           Remaining Premiums
           = $431,700 - $11,700 - $400,000 =
           $20,000
           Free Withdrawal Amount = Greater of 10%
           Premium or Gain = Max ($40,000, $20,000)
           = $40,000
           Prem 1 Withdrawn = Withdrawal - Gain =
           $155,000 - $40,000 = $115,000
           Prem 1 Withdrawn without SC = Free-Out -
           Gain = $40,000 - $20,000 = $20,000
           Bonus 1 Recapture Ratio = Prem 1
           Withdrawn Subj. to SC/Prem 1 Remaining
           Immediately Prior
           = ($115,000 - $20,000)/($400,000 -
           $20,000) = $95,000/$380,000 = .250000
           Bonus 1 Recaptured = Bonus 1 Subj. to
           Recapture x Bonus 1 Recapture Ratio
           = $11,700 x .250000 = $2,925
           Bonus 1 Subj. to Recapture After
           Withdrawal
           = BRP Year 2 x (Bonus 1 - Recaptured
           Amount/BRP at time of recapture)
           = 65% x ($18,000 - $2,925/0.65) = $8,775
8/1/2008   OWNER PUTS IN $200,000 ADDITIONAL         $200,000              $ 5,000                $455,000     $13,775
           PREMIUM
           Assume Account Value decreased to
           $23,775 due to negative investment
           performance.
           Premium Allocated to Tier 2 = $100,000
           Premium Allocated to Tier 3 = $100,000
           Bonus 2 = (.045 x $100,000) + (.055 x
           $100,000) = $5,000
           Bonus 2 Subj. to Recapture = BRP Year 1
           x Bonus 2 = 100% x $5,000 = $5,000
           Bonus 1 Subj. to Recapture = BRP Year 2
           x (Bonus 1 - Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($18,000 - $2,925/65%) = $8,775
5/10/2009  SECOND CONTRACT ANNIVERSARY                                                            $450,000     $ 9,050
           Assume Account Value decreased by $5,000
           due to negative investment performance.
           Bonus 1 Subj. to Recapture = BRP Year 3
           x (Bonus 1 - Recaptured Amount/BRP at
           time of recapture)
           = 30% x ($18,000 - $2,925/65%) = $4,050
           Bonus 2 Subj. to Recapture = BRP Year 1
           x (Bonus 2 - Recaptured Amount/BRP at
           time of recapture)
           = 100% x ($5,000 - $0) = $5,000
5/10/2010  THIRD CONTRACT ANNIVERSARY                                                             $475,000     $ 3,250
           Assume Account Value increased by
           $25,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 4
           x (Bonus 1 - Recaptured Amount/BRP at
           time of recapture)
           = 0% x ($18,000 - $2,925/65%) = $0
           Bonus 2 Subj. to Recapture = BRP Year 2
           x (Bonus 2 - Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($5,000 - $0) = $3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2007 and a subsequent premium of $10,000 on June 28, 2008. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2008 and $40,000 on September 22, 2008. Your death benefit, based on HYPOTHETICAL Account values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE - MAXIMUM ANNIVERSARY VALUE."



                                                                               (A)        (B)
                                                          TRANSACTIONS        GMDB      ACCOUNT
DATE                                                    PREM.     WITHDR.   MAV BASE     VALUE             DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
5/10/2007   THE CONTRACT IS ISSUED                     $100,000             $100,000    $100,000   $100,000 (maximum of (A),(B))
            5/10/07 anniversary value = Initial
            Premium on 5/10/07 = $100,000
            GMDB MAV Base = greatest of anniversary
            values = $100,000
5/10/2008   FIRST CONTRACT ANNIVERSARY                                      $110,000    $110,000   $110,000 (maximum of (A),(B))
            Assume Account Value increased by
            $10,000 due to positive investment
            performance.
            5/10/08 anniversary value = Account
            Value on 5/10/08 = $110,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $110,000
6/28/2008   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM   $ 10,000             $120,000    $114,000   $120,000 (maximum of (A),(B))
            Assume Account Value decreased by $6,000
            due to negative investment performance.
            5/10/08 anniversary value = anniversary
            value before premium + additional
            premium
                                   = $110,000 +
            $10,000 = $120,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $120,000
8/3/2008    OWNER TAKES A $5,000 WITHDRAWAL                       $5,000    $114,000    $ 95,000   $114,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $14,000 due to negative investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            -----------------------------
            (Account Value before withdrawal)
            = $5,000 x ($120,000/$100,000)
            = $6,000
            5/10/08 anniversary value = 5/10/08
            anniversary value before w/d - adjusted
            withdrawal
            = $120,000 - $6,000 = $114,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $114,000
9/22/2008   OWNER TAKES A $40,000 WITHDRAWAL                      $40,000   $ 76,000    $ 80,000   $ 80,000 (maximum of (A),(B))
            Assume Account Value increased by
            $25,000 due to positive investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            -----------------------------
            (Account Value before withdrawal)
            = $40,000 x ($114,000/$120,000)
            = $38,000
            5/10/08 anniversary value = 5/10/08
            anniversary value before - adjusted
            withdrawal
            = $114,000 - $38,000 = $76,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $76,000
5/10/2009   SECOND CONTRACT ANNIVERSARY                                     $ 76,000    $ 70,000   $ 76,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $10,000 due to negative investment
            performance.
            5/10/08 anniversary value = $76,000
            5/10/09 anniversary value = Account
            Value on 5/10/09 = $70,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $76,000

APPENDIX C - EXAMPLE OF GREATER OF MAXIMUM ANNIVERSARY VALUE GMDB AND ROLL-UP GMDB*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2007 and a subsequent premium of $10,000 on June 28, 2008. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2008 and $40,000 on September 22, 2008. Your death benefit, based on HYPOTHETICAL Account Values and transactions, and selection of the Greater of Maximum Anniversary Value ("MAV") and Roll-Up GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP."


                                                                                              (B)        (C)
                                                             TRANSACTIONS         (A)        GMDB
                                                          ------------------     GMDB       ROLL-UP    ACCOUNT
DATE                                                       PREM.     WITHDR.   MAV BASE      BASE       VALUE
---------------------------------------------------------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED                         $100,000             $100,000    $100,000    $100,000
           5/10/07 anniversary value = Initial Premium
           on 5/10/07 = $100,000
           GMDB MAV Base = greatest of anniversary
           values = $100,000
           GMDB Roll-Up Base = Initial Premium allocated
           to other than Restricted Subaccounts =
           $100,000
5/10/2008  FIRST CONTRACT ANNIVERSARY                                          $110,000    $105,000    $110,000
           Assume Account Value increased by $10,000 due
           to positive investment performance.
           5/10/08 anniversary value = Account Value on
           5/10/07 = $110,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $110,000
           GMDB Roll-Up Base = 5/10/07 GMDB Roll-Up Base
           @ 5% = $100,000 X 1.05 = $105,000
6/28/2008  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM       $ 10,000             $120,000    $115,690    $114,000
           Assume Account Value decreased by $6,000 due
           to negative investment performance.
           5/10/08 anniversary value = anniversary value
           before premium + additional premium =
           $120,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $120,000
           GMDB Roll-Up Base = 5/10/07 GMDB Roll-Up Base
           @ 5% + additional premium
           = $105,000 X (1.05)(+)(49/365) + $10,000 =
           $115,690
8/3/2008   OWNER TAKES A $5,000 WITHDRAWAL                           $5,000    $114,000    $111,200    $ 95,000
           Assume Account Value decreased by $14,000 due
           to negative investment performance.
                                              (GMDB MAV
                                              Base
                                              before
           MAV adj. w/d       = withdrawal X  withdrawal)
                                              -----------------------------
                                              (Account
                                              Value
                                              before
                                              withdrawal)
                              =
                              $5,000 X ($120,000/$100,000)
                              = $6,000
           5/10/08 anniversary value = 5/10/08
           anniversary value before w/d - MAV adj. w/d
                           = $120,000 - $6,000 =
           $114,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $114,000
           Since $5,000 < .05 X $105,000 = $5,520,
           withdrawals are dollar-for-dollar with no
           adjustment.
           GMDB Roll-Up Base = 5/10/08 GMDB Roll-Up Base
           @ 5% + additional premium - Roll-Up adj. w/d
                         = $105,000 X (1.05)(+)(85/365)
           + $10,000 - $5,000 = $111,200
9/22/2008  OWNER TAKES A $40,000 WITHDRAWAL                          $40,000   $ 76,000    $ 74,608    $ 80,000
           Assume Account Value increased by $25,000 due
           to positive investment performance.
                                              (GMDB MAV
                                              Base
                                              before
           MAV adj. w/d       = withdrawal X  withdrawal)
                                              -----------------------------
                                              (Account
                                              Value
                                              before
                                              withdrawal)
                              = $40,000 X
                              ($114,000/$120,000) =
                              $38,000
           5/10/08 anniversary value = 5/10/07
           anniversary value before w/d - MAV adj. w/d
                              = $114,000 - $38,000 =
                              $76,000
           Since $40,000 + $5,000 > .05 X $105,000 =
           $5,520 withdrawals are adjusted pro-rata.
                                              (GMDB
                                              Roll-Up
                                              Base
                                              before
           Roll-Up adj. W/d   = withdrawal X  withdrawal)
                                              -----------------------------
                                              (Account
                                              Value
                                              before
                                              withdrawal)
                                              ($105,000
                                              X
                                              (1.05)(+)(135/365)
                                              +
                                              $10,000 - $5,000)
                              = $40,000 X     = $37,304
                                              -----------------------------
                                              ($120,000)
                              = 5/10/07 GMDB Roll-Up
                              Base @ 5% + additional
                              premium - Roll-Up adj.
           GMDB Roll-Up Base  w/ds
                              = $105,000 x
                              (1.05)(+)(135/365) +
                              $10,000 - $5,000 - $37,304
                              = $74,608
5/10/2009  SECOND CONTRACT ANNIVERSARY                                         $ 76,000    $ 77,946    $ 70,000
           Assume Account Value decreased by $10,000 due
           to negative investment performance.
           5/10/09 anniversary value = Account Value on
           5/10/09 = $70,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $76,000
                              = 5/10/08 GMDB Roll-Up
                              Base @ 5% + additional
           GMDB Roll-Up Base  premium - Roll-Up adj. w/d
                              = $105,000 x 1.05 +
                              $10,000 - $5,000 - $37,304
                              = $77,946


DATE                  DEATH BENEFIT
---------  ------------------------------------
5/10/2007  $100,000  (maximum of (A), (B), (C))
5/10/2008  $110,000  (maximum of (A), (B), (C))
6/28/2008  $120,000  (maximum of (A), (B), (C))
8/3/2008   $114,000  (maximum of (A), (B), (C))
9/22/2008   $80,000  (maximum of (A), (B), (C))
5/10/2009   $77,946  (maximum of (A), (B), (C))


* FOR PURPOSES OF THIS EXAMPLE, ASSUME THE CONTRACT WAS NOT ISSUED IN THE STATE OF WASHINGTON.

APPENDIX D - EXAMPLE OF ADB*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ADDITIONAL DEATH BENEFIT (ADB). THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ADDITIONAL DEATH BENEFIT, SEE "ADDITIONAL DEATH BENEFIT."

EXAMPLE: Assume that a contract owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract with the Additional Death Benefit, and the contract owner makes an initial premium payment of $100,000. The contract owner's spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

------------------------------------------------------------------------
ADB Premiums                                                    $100,000
------------------------------------------------------------------------
Account Value less uncollected charges                          $300,000
------------------------------------------------------------------------
ADB Gain                                                        $200,000
------------------------------------------------------------------------
Additional Death Benefit                                        $ 45,000
Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums
  ($45,000)
------------------------------------------------------------------------

         Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the contract owner was age 70, the percentage used in the above calculations would have been 30% since the contract owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

* For purposes of this example assume the Contract is not issued in the state of Washington.

APPENDIX E - EXAMPLE OF GMIB AND GMIB EXTRA RIDERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF OUR GUARANTEED MINIMUM INCOME BENEFIT RIDERS. NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. HOWEVER, BOTH GMIB RIDERS WOULD GENERALLY NOT HAVE PROVIDED ANY ADDITIONAL BENEFIT IN THESE CASES UNLESS THERE WAS A SUDDEN, SHARP DECLINE IN INVESTMENT RETURNS. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS (NOT APPLICABLE FOR GMIB EXTRA), NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT



FACTS: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on May 10, 2007 with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise either GMIB on the contract anniversaries shown:



-----------------------------------------------------------------------------------
                                GMIB RIDER              GMIB EXTRA RIDER
                          ---------------------------------------------------------
                                     ANNUAL GMIB                  ANNUAL GMIB
CONTRACT ANNIVERSARY*     GMIB BASE  PAYMENTS**   GMIB BASE       PAYMENTS**
-----------------------------------------------------------------------------------
(5(th)) May 10, 2012      $127,628       Not      $127,628       Not Available
                                      Available                       For
                                         For                       Exercise
                                      Exercise
(10(th)) May 10, 2017     $162,889     $9,011     $162,889          $9,011
(15(th)) May 10, 2022     $207,893     $12,997    $207,893          $12,997
(20(th)) May 10, 2027     $265,330     $18,976    $265,330          $18,976
(25(th)) May 10, 2032     $265,330     $21,715    $338,635          $27,714
(30(th)) May 10, 2037***  $265,330     $24,516    $432,194          $39,935
(35(th)) May 10, 2042        n/a        GMIB         n/a             GMIB
                                     TERMINATED                   TERMINATED
-----------------------------------------------------------------------------------



* The Conduct may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.



**  GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.



*** If the contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.



FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB, SEE "GUARANTEED MINIMUM INCOME BENEFIT" FOR THE GMIB RIDER AND "GUARANTEED MINIMUM INCOME BENEFIT EXTRA" FOR THE GMIB EXTRA RIDER.

APPENDIX F - EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on May 10, 2007 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately take your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."


                                               TRANSACTIONS
                                            -------------------
DATE                                         PREM.     WITHDR.
---------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED AND THE   $100,000
           OWNER TAKES A $5,500 WITHDRAWAL
           The Lifetime Income Percentage
           is 5.5%. No Roll-Up is
           applicable since the owner took
           an immediate withdrawal.
5/10/2010  THIRD CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $25,500 due to positive
           investment performance and that
           this is the highest anniversary
           value since issue. The Lifetime
           Income Percentage is now 6.0%
           since You are age 75 and a
           ratchet occurs.
6/15/2010  OWNER TAKES A $7,200 WITHDRAWAL             $ 7,200
           Assume Account Value decreased
           by $9,800 to $110,200 due to
           negative investment
           performance. No adjustments
           apply since withdrawals have
           not exceeded the GLA during the
           Contract Year.
9/14/2010  OWNER TAKES A $35,000                       $35,000
           WITHDRAWAL
           Assume Account Value decreased
           by $3,000 to $100,000 due to
           negative investment
           performance. The previous
           withdrawal equaled the GLA so
           entire withdrawal is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
              GMWB Base before the excess
           withdrawal
           (Account Value before the
           excess withdrawal)
           = ($35,000) x ($120,000 /
           $100,000) = $35,000 x (6/5)
           = $42,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($120,000 -- $42,000,
           $65,000) = $65,000
5/10/2011  FOURTH CONTRACT ANNIVERSARY
           Assume Account Value decreased
           by $1,000 to $64,000 due to
           negative investment
           performance.
11/25/2011 OWNER TAKES A $39,900                       $39,900
           WITHDRAWAL
           Assume Account Value decreased
           by $8,100 to $55,900 due to
           negative investment
           performance.
           No previous w/ds have been
           taken during the Contract Year
           so $36,000 is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
              GMWB Base before the excess
           withdrawal
           (Account Value before the
           excess withdrawal)
           = $36,000 x ($65,000 /
           ($55,900 -- $3,900) ) = $36,000
           x (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900)
           = Min ($20,000, $16,000) =
           $16,000
5/10/2019  TWELFTH CONTRACT                            $   800
           ANNIVERSARY -- OWNER REQUESTS A
           $800 WITHDRAWAL
           Assume withdrawals equal to the
           GLA have been taken each
           Contract Year and the Automatic
           Step-Up has not changed the
           GMWB Base. Assume Account Value
           has decreased by $15,200 to
           $800 due to withdrawals and
           negative investment
           performance.
           You receive the remaining $800
           of Account Value and the
           Company pays You an additional
           $160. The GMWB Rider and Base
           Contract terminate. Lifetime
           monthly payments of $960 / 12 =
           $80 are established with an
           Annuity Date of 5/10/2020.


             ACCOUNT      GMWB
DATE          VALUE       BASE      GLA
---------
5/10/2007   $94,500    $100,000   $5,500
5/10/2010   $120,000   $120,000   $7,200
6/15/2010   $103,000   $120,000   $7,200
9/14/2010   $65,000    $ 65,000   $3,900
5/10/2011   $64,000    $ 65,000   $3,900
11/25/2011  $16,000    $ 16,000   $  960
5/10/2019   $    --          *GMWB RIDER
                            TERMINATED*

APPENDIX G - GMIB AND GMWB INVESTMENT CATEGORIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
         GMIB AND GMWB
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             BlackRock Basic Value, BlackRock Fundamental Growth,
                                      BlackRock Large Cap Core, BlackRock Large Cap Growth,
                                      BlackRock Large Cap Value, BlackRock S&P 500 Index, AIM
                                      Basic Value, AllianceBernstein Value, Allianz CCM Capital
                                      Appreciation, American Funds Growth Fund of America,
                                      American Funds Investment Company of America, Davis New York
                                      Venture, Dreyfus Appreciation, Federated Capital
                                      Appreciation, Lord Abbett Affiliated, Marsico Growth Fund,
                                      Oppenheimer Capital Appreciation, Allianz NFJ Divided Value,
                                      Eaton Vance Large-Cap Value, Janus Adviser Forty,
                                      Oppenheimer Main Street, Pioneer Fund, Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM Mid Cap Core Equity, Federated Kaufmann, Lord Abbett
                                      Mid-Cap Value, Allianz OCC Renaissance, Janus Adviser Mid
                                      Cap Growth, Seligman Capital
--------------------------------------------------------------------------------------------------
Small Cap                             BlackRock Value Opportunities, AllianceBernstein Small/Mid
                                      Cap Value, Columbia Acorn USA, Delaware Trend, Oppenheimer
                                      Main Street Small Cap, Allianz NFJ Small Cap Value, Pioneer
                                      Small Cap Value, JPMorgan Small Cap Growth
--------------------------------------------------------------------------------------------------
International                         American Funds - EuroPacific Growth, Templeton Foreign,
                                      Templeton Growth, Pioneer Emerging Markets,
                                      AllianceBernstein International Value, BlackRock
                                      International Value, Columbia Acorn International
--------------------------------------------------------------------------------------------------
Balanced                              BlackRock Global Allocation Fund, American Funds Income Fund
                                      of America
--------------------------------------------------------------------------------------------------
Money Market                          Merrill Lynch Ready Assets Trust
--------------------------------------------------------------------------------------------------
Fixed Income                          BlackRock Core Bond, BlackRock High Income, BlackRock
                                      Government Income, American Funds Bond Fund of America,
                                      Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO
                                      Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO
                                      Low Duration
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers Realty Income, JPMorgan Multi-Cap Market
                                      Neutral, PIMCO CommodityRealReturn Strategy
--------------------------------------------------------------------------------------------------

APPENDIX H - GMWB TAX EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income.

     (1) Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

     (2) Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

        EXAMPLE 1

        Year during which Account Value goes to zero

        Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

        Years after Account Value goes to zero

        Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

        EXAMPLE 2

        Year during which Account Value goes to zero

        Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

        Years after Account Value goes to zero

        Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

APPENDIX I - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the Contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------
California   See "Right to Review" ("Free      For Contracts issued in California to contract
             Look")"                           owners who are 60 years of age or older, and who
                                               directed us on the application to invest the
                                               premiums immediately in subaccount(s) other than
                                               the Merrill Lynch Ready Assets Subaccount, we
                                               will refund the account value less any bonus
                                               amounts as of the date you return the Contract.
             "Automatic Investment Feature"    This feature begins 35 days after the contract
                                               date.
             See "Partial Withdrawals -        This feature begins 35 days after the contract
             Systematic Withdrawal Program"    date.
             See "Dollar Cost Averaging"       This feature begins 35 days after the contract
                                               date.
------------------------------------------------------------------------------------------------
Maryland     C Class Contracts                 Not available.
------------------------------------------------------------------------------------------------
Minnesota    "Guaranteed Minimum Income        Currently not available.
             Benefit," "Guaranteed Minimum
             Income Benefit EXTRA" and
             "Guaranteed Minimum Withdrawal
             Benefit"
------------------------------------------------------------------------------------------------
Montana      See "Gender-Based Annuity         Blended unisex annuity purchase rates are applied
             Purchase Rates"                   to both male and female annuitants; annuity
                                               payments under life annuity payout options will
                                               be the same for male and female annuitants of the
                                               same age on the annuity date.
------------------------------------------------------------------------------------------------
Oregon       See "Bonus Payment and            For XC (bonus) Class Contracts issued in Oregon,
             Recapture"                        the bonus rate will never be lower than the rate
                                               shown on your Contract Schedule Page.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------
Washington   See "Bonus Payment and            For XC (bonus) Class Contracts issued in
             Recapture"                        Washington, the bonus rate will never be lower
                                               than the rate shown on your Contract Schedule
                                               Page.
             See "Death Benefit - GMDB         Interest rate credited to premiums allocated to
             Roll-Up Base A"                   subaccounts (other than Restricted Subaccounts)
                                               for GMDB Roll-Up Base A is compounded daily at an
                                               annual rate of 3%.
             "Additional Death Benefit"        Not available.
------------------------------------------------------------------------------------------------

APPENDIX J - DIFFERENCES BETWEEN GMIB & GMIB EXTRA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                          GMIB                                    GMIB EXTRA*
------------------------------------------------------------------------------------------------
ISSUE AGE    Maximum issue age for Contracts   Maximum issue age is 70 (older annuitant) and
             purchased through established     minimum issue age is 45 (younger annuitant).
             IRA, Roth IRA, SEP IRA, or tax    Natural owner(s) must be annuitant(s) and only
             sheltered annuity contracts is    spouses may be joint annuitants.
             75 (older annuitant). No
             minimum issue age.
------------------------------------------------------------------------------------------------
CHARGE       The current charge is 0.50%       The current charge is 0.65% (1.20% maximum).
             (0.90% maximum).
------------------------------------------------------------------------------------------------
INVESTMENT   No allocation guidelines or       Allocation guidelines and investment restrictions
RESTRICTIONS investment restrictions           apply.
             currently apply.
------------------------------------------------------------------------------------------------
RESTRICTED   Restricted Subaccounts (3%        No Restricted Subaccounts (5% interest on entire
SUBACCOUNTS  interest on GMIB Roll-Up Base     GMIB EXTRA Roll-Up Base).
             B).
------------------------------------------------------------------------------------------------
GMIB         GMIB Roll-Up Base accrues         GMIB EXTRA Roll-Up Base accrues interest until
ROLL-UP      interest until the earlier of     the contract anniversary on or following the
BASE         20 contract years or the          oldest annuitant's 85(th) birthday.
             contract anniversary on or
             following the oldest
             annuitant's 80(th) birthday.
------------------------------------------------------------------------------------------------
GMIB MAV     Anniversary values for GMIB MAV   Anniversary values for GMIB EXTRA MAV Base
BASE         Base calculated until the         calculated until the contract anniversary on or
             contract anniversary on or        following the oldest annuitant's 85(th) birthday.
             following the oldest
             annuitant's 80(th) birthday.
------------------------------------------------------------------------------------------------
OPTIONAL     No optional resets of GMIB        Optional resets of GMIB EXTRA Roll-Up Base until
RESET        Roll-Up Base.                     oldest annuitant's 75(th) birthday (restarts the
                                               10-year waiting period).
------------------------------------------------------------------------------------------------
RMD          RMD withdrawals will reduce the   RMD withdrawals attributable to assets in the
PROVISION    GMIB Roll-Up Base in the same     Contract will reduce the GMIB EXTRA Roll-Up Base
             manner as all other               subject to limited dollar-for-dollar treatment.
             withdrawals.                      ("See Required Minimum Distributions").
------------------------------------------------------------------------------------------------
NO LAPSE     No Lapse Guarantee not            If account value is reduced to zero, No Lapse
GUARANTEE    available.                        Guarantee automatically exercises GMIB EXTRA.
------------------------------------------------------------------------------------------------



* Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

APPENDIX K - DIFFERENCES BETWEEN SINGLE LIFE GMWB AND JOINT LIFE GMWB

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------
   GMWB            SINGLE LIFE RIDER*                          JOINT LIFE RIDER
------------------------------------------------------------------------------------------------
CHARGE       The current charge is 0.60%       The current charge is 0.75% (1.50% maximum).
             (1.25% maximum).
------------------------------------------------------------------------------------------------
CONTRACT     Joint annuitants are not          Joint annuitants are permitted, but must be
STRUCTURING  permitted.                        spouses.
------------------------------------------------------------------------------------------------
ANNUITANT    - Changes of annuitant are not    - Adding a new joint annuitant resets the GMWB
CHANGES        permitted under the Single      Base to the current account value, if lower.
               Life rider, except upon           Where a new annuitant is named upon spousal
               spousal continuation. If          continuation, the GMWB Base will be reset to
               spousal continuation occurs       equal the account value less uncollected
               prior to the first                charges, if greater.
               withdrawal, the GMWB Base
               will remain unchanged. If a     - The Lifetime Income Percentage may change based
               withdrawal was made before      on the younger spouse's age on the date of the
               spousal continuation, the         change, or on the surviving spouse's age on the
               GMWB Base will be reset to        spousal continuation date, if greater.
               equal the account value less
               uncollected charges.            - If the joint annuitant spouse is removed, the
                                               GMWB Base remains unchanged; however, if prior
             - The Lifetime Income               withdrawals were taken, the Lifetime Income
               Percentage may change because     Percentage may change based on the remaining
               it is based on the spouse's       annuitant's age on the date of the first
               age on the spousal                withdrawal or most recent Automatic Step-Up, if
               continuation date.                later.
             - The continuing spouse must be   - The new joint annuitant spouse must be at least
               at least 60 years old on the    60 and not more than 80 years old when added,
               date of the change.               except upon spousal continuation, in which
                                                 case, the maximum age limit is waived for the
                                                 surviving spouse.
------------------------------------------------------------------------------------------------



* Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

APPENDIX L -- GMWB VARIATIONS DEPENDING ON DATE OF CONTRACT PURCHASE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart.



--------------------------------------------------------------------------------------------------------
                     STEP-UP OF LIFETIME     STEP-UP OF THE     CANCELLATION OF THE   RE-ELECTION OF THE
                      INCOME PERCENTAGE        GMWB BASE            GMWB RIDER            GMWB RIDER
--------------------------------------------------------------------------------------------------------
IF YOU PURCHASED     After the first       After the first      You may cancel the    If you previously
  YOUR CONTRACT      withdrawal on or      withdrawal on or     GMWB rider on each    canceled your GMWB
  PRIOR TO           after the GMWB        after the GMWB       third contract        rider and you wish
  SEPTEMBER 1,       Effective Date, we    Effective Date, if   anniversary after     to re-elect it,
  2006:              will redetermine      the contract value   the contract date.    you may do so on
                     and if appropriate    is higher than the                         each third
                     step-up your          GMWB Base, we will                         contract
                     Lifetime Income       step-up the GMWB                           anniversary after
                     Percentage based      Base to equal such                         the contract date.
                     upon your age band    value on each
                     (or the age band of   third contract
                     the younger           anniversary.
                     annuitant if there
                     are joint
                     annuitants) on any
                     third contract
                     anniversary, if we
                     are increasing your
                     GMWB Base to equal
                     your contract value
                     on such
                     anniversary.
--------------------------------------------------------------------------------------------------------
IF YOU PURCHASED     Same as above.        After the first      Same as above.        Same as above.
  YOUR CONTRACT ON                         withdrawal on or
  OR AFTER                                 after the GMWB
  SEPTEMBER 1,                             Effective Date, if
  2006, BUT PRIOR                          the contract value
  TO JANUARY 12,                           is higher than the
  2007:                                    GMWB Base, we will
                                           step-up the GMWB
                                           Base to equal such
                                           value on each
                                           contract
                                           anniversary.
--------------------------------------------------------------------------------------------------------
IF YOU PURCHASED     After the first       Same as above.       You may cancel the    If you previously
  YOUR CONTRACT ON   withdrawal on or                           GMWB rider on each    canceled your GMWB
  OR AFTER JANUARY   after the GMWB                             fifth contract        rider and you wish
  12, 2007:          Effective Date, we                         anniversary after     to re-elect it,
                     will redetermine                           the contract date.    you may do so on
                     and if appropriate                                               each fifth
                     step-up your                                                     contract
                     Lifetime Income                                                  anniversary after
                     Percentage based                                                 the contract date.
                     upon your age band
                     (or the age band of
                     the younger
                     annuitant if there
                     are joint
                     annuitants) on any
                     Contract
                     Anniversary, if we
                     are increasing your
                     GMWB Base to equal
                     your contract value
                     on such
                     anniversary.
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------

            MERRILL LYNCH LIFE VARIABLE ANNUITY
        SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
            FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
         VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                         issued by
            MERRILL LYNCH LIFE INSURANCE COMPANY                              STATEMENT OF
            HOME OFFICE: 425 West Capital Avenue                         ADDITIONAL INFORMATION
                         Suite 1800                                            MAY 1, 2007
                Little Rock, Arkansas 72201                              MERRILL LYNCH INVESTOR
               SERVICE CENTER: P.O. Box 44222                              CHOICE ANNUITY(SM)
              Jacksonville, Florida 32231-4222                                (IRA SERIES)
                 4802 Deer Lake Drive East
                Jacksonville, Florida 32246
                   PHONE: (800) 535-5549
                      offered through
     MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") as an Individual Retirement Annuity ("IRA"), Roth IRA, SEP IRA, or tax sheltered annuity that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
  Keep Well Agreement.......................................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
  Money Market Yield........................................    3
  Other Subaccount Yields...................................    4
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2006 and 2005, Distributor received $11,778,167 and $8,686,790, respectively, in commissions, and for the year ended December 31, 2004, Distributor did not receive any commissions in connection with the sale of the Contracts.


                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and certain contracts including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006 and 2005, $29.7 million and $33.1 million, respectively, in administrative service fees were paid, and for the year ended December 31, 2004, no administrative services fees were paid in connection with the sale of the Contracts.


                              KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with Merrill Lynch Life. Under the agreement, at all times that Merrill Lynch Life is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that Merrill Lynch Life maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of Merrill Lynch Life was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Merrill Lynch Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

                            OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES OR BONUS AMOUNTS IF APPLICABLE.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
AIM Basic Value Fund (Class A)......................  October 18, 1995       March 4, 2005
AIM Mid Cap Core Equity Fund (Class A)..............  June 9, 1987           March 4, 2005
AllianceBernstein International Value...............  March 29, 2001          May 1, 2007
AllianceBernstein Small/Mid Cap Value Fund (Class
  A)................................................  March 29, 2001         March 4, 2005
AllianceBernstein Value Fund (Class A)..............  March 29, 2001         March 4, 2005
Allianz CCM Capital Appreciation Fund...............  March 8, 1991           May 1, 2006
Allianz NFJ Dividend Value(12)......................  May 8, 2000             May 1, 2007
Allianz NFJ Small-Cap Value Fund (Class A)(5).......  October 1, 1991       October 11, 2002
Allianz OCC Renaissance Fund (Class A)(6)...........  April 18, 1988        October 11, 2002
American Century Equity Income Fund (Advisor
  Class)............................................  March 7, 1997         October 11, 2002
American Century Ultra(R) Fund (Advisor Class)......  October 2, 1996        March 4, 2005
American Funds The Bond Fund of America, Inc. (Class
  F)................................................  May 28, 1974           March 4, 2005
American Funds EuroPacific Growth Fund (Class F)....  April 16, 1984         March 4, 2005
American Funds The Growth Fund of America, Inc.
  (Class F).........................................  December 1, 1973       March 4, 2005
American Funds The Income Fund of America, Inc.
  (Class F).........................................  December 1, 1973       March 4, 2005
American Funds The Investment Company of America
  (Class F).........................................  January 1, 1934        March 4, 2005
BlackRock Basic Value Fund, Inc. (Investor A).......  October 21, 1994      October 11, 2002
BlackRock Bond Portfolio (Investor A)...............  October 21, 1994      October 11, 2002
BlackRock Fundamental Growth Fund, Inc. (Investor
  A)................................................  December 24, 1992     October 11, 2002
BlackRock Global Allocation Fund, Inc. (Investor
  A)................................................  October 21, 1994      October 11, 2002
BlackRock Global SmallCap Fund, Inc. (Investor A)...  August 5, 1994         March 4, 2005
BlackRock High Income Fund (Investor A).............  October 21, 1994        May 1, 2007
BlackRock International Index Fund (Investor A).....  April 9, 1997          March 4, 2005
BlackRock International Value Fund (Investor A).....  June 2, 1999            May 1, 2007
BlackRock Small Cap Index Fund (Investor A).........  April 9, 1997          March 4, 2005
BlackRock S&P 500 Index Fund (Investor A)...........  April 3, 1997         October 11, 2002
BlackRock Short-Term Bond Fund (Investor A)(1)......  October 6, 2000        March 4, 2005
BlackRock Large Cap Core Fund (Investor A)..........  December 22, 1999      March 4, 2005
BlackRock Large Cap Growth Fund (Investor A)........  December 22, 1999      March 4, 2005
BlackRock Large Cap Value Fund (Investor A).........  December 22, 1999      March 4, 2005
BlackRock Government Income Portfolio (Investor
  A)(9).............................................  September 28, 1984    October 11, 2002
BlackRock Value Opportunities Fund, Inc. (Investor
  A)................................................  October 21, 1994      October 11, 2002
Cohen & Steers Realty Income Fund, Inc. (Class A)...  September 2, 1997      March 4, 2005
Columbia Acorn International (Class A)..............  October 16, 2000        May 1, 2007
Columbia Acorn USA Fund (Class A)...................  October 16, 2000       March 4, 2005
Columbia Marsico Growth Fund (Class A)..............  December 31, 1997       May 1, 2006
Davis New York Venture Fund, Inc. (Class A).........  February 17, 1969     October 11, 2002
Delaware Trend Fund (Class A).......................  October 3, 1968       October 11, 2002
Dreyfus Appreciation Fund, Inc......................  January 18, 1984       March 4, 2005
Eaton Vance Floating-Rate Fund (Class A)(2).........  February 7, 2001       March 4, 2005
Eaton Vance Large-Cap Value (Class A)...............  September 23, 1931      May 1, 2007
Fidelity Advisor Equity Growth Fund (Class A)(3)....  November 22, 1983     October 11, 2002

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Federated Capital Appreciation Fund (Class A).......  January 1, 1977        March 4, 2005
Federated Kaufman Fund (Class A)(4).................  April 23, 2001         March 4, 2005
Janus Advisor Forty (Class A).......................  September 30, 2004      May 1, 2007
Janus Advisor Mid Cap Growth (Class A)..............  September 30, 2004      May 1, 2007
JPMorgan Multi-Cap Neutral Market Fund (Class A)....  May 23, 2003           June 30, 2006
JPMorgan Small Cap Growth (Class A).................  July 1, 1991            May 1, 2007
Lord Abbett Affiliated Fund, Inc. (Class A).........  January 1, 1950        March 4, 2005
Lord Abbett Bond-Debenture Fund, Inc. (Class A).....  April 1, 1971         October 11, 2002
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)......  June 28, 1983         October 11, 2002
Merrill Lynch Ready Assets Trust....................  February 19, 1975     October 11, 2002
Oppenheimer Capital Appreciation Fund (Class A).....  January 22, 1981       March 4, 2005
Oppenheimer Main Street Fund(R) (Class A)...........  February 3, 1988      October 11, 2002
Oppenheimer Main Street Small Cap Fund(R) (Class
  A)................................................  August 2, 1999         March 4, 2005
PIMCO CommodityRealReturn Strategy Fund (Class
  A)(7).............................................  June 28, 2002          March 4, 2005
PIMCO Low Duration (Class A)(11)....................  May 11, 1987            May 1, 2007
PIMCO Real Return Fund (Class A)....................  January 29, 1997       March 4, 2005
PIMCO Total Return Fund (Class A)(8)................  May 11, 1987          October 11, 2002
Pioneer Emerging Markets Fund.......................  June 23, 1994           May 1, 2006
Pioneer Fund (Class A)..............................  February 13, 1928      March 4, 2005
Pioneer High Yield Fund (Class A)...................  February 12, 1998      March 4, 2005
Pioneer Small Cap Value Fund (Class A)..............  February 28, 1997      March 4, 2005
Seligman Capital (Class A)..........................  October 9, 1969         May 1, 2007
Templeton Foreign Fund (Class A)....................  October 5, 1982       October 11, 2002
Templeton Growth Fund, Inc. (Class A)...............  November 29, 1954     October 11, 2002
Van Kampen Comstock Fund (Class A)..................  October 7, 1968       October 11, 2002


---------------

 (1) Because Class A shares were first available on September 24, 1999, performance shown for periods prior to that date will reflect performance of Class I, adjusted for expenses of Class A.

 (2) Because Class A shares were first available on May 5, 2003, performance shown for periods prior to that date will reflect performance of Advisers Class, adjusted for expenses of Class A.

 (3) Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

 (4) Because Class A Shares were first available on April 23, 2003, performance shown for periods prior to that date will reflect performance of Class K, adjusted for expenses of Class A. Any performance prior to April 23, 2001 is the performance of a predecessor fund.


 (5) Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.


 (6) Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

 (7) Because Class A shares were first available on November 29, 2002, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for the expenses of Class A.

 (8) Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.


 (9) Dates shown for the Merrill Lynch US Government Fund, which was reorganized into BlackRock Government Income Portfolio (a series of BlackRock Funds) on October 13, 2006.



(10) Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

(11) Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.



(12) Class A shares were first available on October 31, 2007 therefore, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note  1  which  comprise  the Merrill  Lynch  Life  Variable
Annuity Separate Account D (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b              Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Basic Value Fund, 696 shares
      (Cost $20,898)                                                $            23,123  $                    $

    BlackRock Bond Fund, 856 shares
      (Cost $9,832)                                                                                    9,846

    BlackRock Fundamental Growth Fund, 710 shares
      (Cost $13,053)                                                                                                      13,816

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ====================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global            Government
                                                                          Allocation            SmallCap             Income
                                                                            Fund d               Fund e           Portfolio f,g
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Global Allocation Fund, 4,825 shares
      (Cost $82,644)                                                $            87,633  $                    $

    BlackRock Global SmallCap Fund, 127 shares
      (Cost $3,184)                                                                                    3,267

    BlackRock Government Income Portfolio, 5,766 shares
      (Cost $61,823)                                                                                                      61,936

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ====================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               BlackRock            BlackRock
                                                                          BlackRock              Large               Large
                                                                        International             Cap                  Cap
                                                                            Index                 Core               Growth
                                                                            Fund h               Fund i              Fund j
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock International Index Fund, 150 shares
      (Cost $2,051)                                                 $             2,274  $                    $

    BlackRock Large Cap Core Fund, 416 shares
      (Cost $5,573)                                                                                    5,825

    BlackRock Large Cap Growth Fund, 166 shares
      (Cost $1,638)                                                                                                        1,767


                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ====================

h   Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.
i   Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
j   Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock          Merrill Lynch
                                                                          Large Cap            Short Term             Ready
                                                                            Value                 Bond               Assets
                                                                            Fund k               Fund l               Trust
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Large Cap Value Fund, 288 shares
      (Cost $5,210)                                                 $             5,458  $                    $

    BlackRock Short Term Bond Fund, 208 shares
      (Cost $2,088)                                                                                    2,087

    Merrill Lynch Ready Assets Trust, 50,351 shares
      (Cost $50,351)                                                                                                      50,351

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ====================

k   Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.
l   Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           S&P 500             Small Cap              Value
                                                                            Index                Index            Opportunities
                                                                            Fund m               Fund n              Fund o
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock S&P 500 Index Fund, 1,959 shares
      (Cost $32,022)                                                $            34,014  $                    $

    BlackRock Small Cap Index Fund, 19 shares
      (Cost $297)                                                                                        306

    BlackRock Value Opportunities Fund, 1,114 shares
      (Cost $29,174)                                                                                                      26,992

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            34,014  $               306  $           26,992
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            34,014  $               306  $           26,992
                                                                    ==================== ==================== ====================

m  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.
n  Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                            Basic                 AIM                  AIM
                                                                            Value               Charter           Constellation
                                                                             Fund                Fund p               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AIM Basic Value Fund, 12 shares
      (Cost $405)                                                   $               433  $                    $

    AIM Charter Fund, 29 shares
      (Cost $402)                                                                                        440

    AIM Constellation Fund, 66 shares
      (Cost $1,444)                                                                                                        1,735

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               433  $               440  $            1,735
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               433  $               440  $            1,735
                                                                    ==================== ==================== ====================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                           Mid Cap        AllianceBernstein    AllianceBernstein
                                                                         Core Equity       Growth & Income      Large Cap Growth
                                                                             Fund                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AIM Mid Cap Core Equity Fund, 36 shares
      (Cost $1,029)                                                 $               928  $                    $

    AllianceBernstein Growth & Income Fund, 4,486 shares
      (Cost $19,532)                                                                                  19,917

    AllianceBernstein Large Cap Growth Fund, 132 shares
      (Cost $2,727)                                                                                                        2,724

                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               928  $            19,917  $            2,724
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               928  $            19,917  $            2,724
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      AllianceBernstein                             Allianz
                                                                       Small/Mid Cap       AllianceBernstein      NFJ Small-Cap
                                                                             Value               Value                Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AllianceBernstein Small/Mid Cap Value Fund, 1,449 shares
      (Cost $24,181)                                                $            23,503  $                    $

    AllianceBernstein Value Fund, 43 shares
      (Cost $586)                                                                                        624

    Allianz NFJ Small-Cap Value Fund, 1,322 shares
      (Cost $38,515)                                                                                                      41,281

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,503  $               624  $           41,281
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,503  $               624  $           41,281
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                           American Century
                                                                           Allianz              Equity          American Century
                                                                       OCC Renaissance          Income               Ultra
                                                                             Fund                Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Allianz OCC Renaissance Fund, 423 shares
      (Cost $9,629)                                                $              8,804  $                    $

    American Century Equity Income Fund, 5,569 shares
      (Cost $47,545)                                                                                  47,846

    American Century Ultra Fund, 7 shares
      (Cost $217)                                                                                                            207

                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             8,804  $            47,846  $              207
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             8,804  $            47,846  $              207
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      American Funds       American Funds       American Funds
                                                                        Bond Fund            Growth Fund          Income Fund
                                                                        of America            of America           of America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    American Funds Bond Fund of America, 6,624 shares
      (Cost $87,596)                                                $            88,244  $                    $

    American Funds Growth Fund of America, 8,092 shares
      (Cost $226,985)                                                                                265,483

    American Funds Income Fund of America, 5,047 shares
      (Cost $95,793)                                                                                                     102,740

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            88,244  $           265,483  $          102,740
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            88,244  $           265,483  $          102,740
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      American Funds       American Funds
                                                                        Investment           EuroPacific        Cohen & Steers
                                                                         Company               Growth            Realty Income
                                                                        of America              Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    American Funds Investment Company of America, 3,681 shares
      (Cost $107,301)                                               $           123,367  $                    $

    American Funds EuroPacific Growth Fund, 1,129 shares
      (Cost $49,612)                                                                                  52,390

    Cohen & Steers Realty Income Fund, 857 shares
      (Cost $14,679)                                                                                                      14,420

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $           123,367  $            52,390  $           14,420
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           123,367  $            52,390  $           14,420
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               Columbia               Davis
                                                                                                Marsico             New York
                                                                          Columbia               Growth              Venture
                                                                          Acorn USA              Fund q               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Columbia Acorn USA, 895 shares
      (Cost $24,298)                                                $            25,057  $                    $

    Columbia Marsico Growth Fund, 73 shares
      (Cost $1,371)                                                                                    1,447

    Davis New York Venture Fund, 3,755 shares
      (Cost $130,891)                                                                                                    144,642

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            25,057  $             1,447  $          144,642
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            25,057  $             1,447  $          144,642
                                                                    ==================== ==================== ====================

q   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Delaware             Dreyfus           Eaton Vance
                                                                            Trend             Appreciation        Floating-Rate
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Delaware Trend Fund, 479 shares
      (Cost $9,479)                                                 $             9,682  $                    $

    Dreyfus Appreciation Fund, 532 shares
      (Cost $23,094)                                                                                  23,330

    Eaton Vance Floating-Rate Fund, 2,184 shares
      (Cost $22,271)                                                                                                      22,249

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             9,682  $            23,330  $           22,249
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             9,682  $            23,330  $           22,249
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Federated                                 Fidelity
                                                                           Capital             Federated            Advisor
                                                                         Appreciation           Kaufmann          Equity Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Federated Capital Appreciation Fund, 9 shares
      (Cost $209)                                                   $               201  $                    $

    Federated Kaufmann Fund, 623 shares
      (Cost $3,491)                                                                                    3,526

    Fidelity Advisor Equity Growth Fund, 30 shares
      (Cost $1,386)                                                                                                        1,522

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               201  $             3,526  $            1,522
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               201  $             3,526  $            1,522
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity             Fidelity            JP Morgan
                                                                           Advisor              Advisor             Multi-Cap
                                                                           Mid Cap             Overseas          Market Neutral
                                                                             Fund                 Fund             Portfolio r
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Fidelity Advisor Mid Cap Fund, 164 shares
      (Cost $3,733)                                                 $             4,034  $                    $

    Fidelity Advisor Overseas Fund, 226 shares
      (Cost $4,702)                                                                                    4,942

    JP Morgan Multi-Cap Market Neutral Portfolio, 1,383 shares
      (Cost $15,209)                                                                                                      15,152

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             4,034  $             4,942  $           15,152
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,034  $             4,942  $           15,152
                                                                    ==================== ==================== ====================

r   Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                         Lord Abbett             Bond-               Mid-Cap
                                                                          Affiliated           Debenture              Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Lord Abbett Affiliated Fund, 1,029 shares
      (Cost $15,873)                                                $            15,713  $                    $

    Lord Abbett Bond-Debenture Fund, 3,227 shares
      (Cost $25,618)                                                                                  25,885

    Lord Abbet Mid-Cap Value Fund, 2,941 shares
      (Cost $64,824)                                                                                                      65,886

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            15,713  $            25,885  $           65,886
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            15,713  $            25,885  $           65,886
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                 MFS
                                                                             Core               Mid Cap             Research
                                                                            Growth               Growth           International
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    MFS Core Growth Fund, 2,362 shares
      (Cost $42,753)                                                $            44,626  $                    $

    MFS Mid Cap Growth Fund, 521 shares
      (Cost $4,363)                                                                                    4,882

    MFS Research International Fund, 520 shares
      (Cost $9,074)                                                                                                        9,998

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            44,626  $             4,882  $            9,998
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            44,626  $             4,882  $            9,998
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer
                                                                           Capital            Oppenheimer          Oppenheimer
                                                                         Appreciation            Global            Main Street
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Oppenheimer Capital Appreciation Fund, 16 shares
      (Cost $651)                                                   $               696  $                    $

    Oppenheimer Global Fund, 172 shares
      (Cost $12,152)                                                                                  12,620

    Oppenheimer Main Street Fund, 105 shares
      (Cost $3,932)                                                                                                        4,327

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               696  $            12,620  $            4,327
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               696  $            12,620  $            4,327
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Oppenheimer             PIMCO
                                                                         Oppenheimer             Quest              Commodity
                                                                         Main Street          Opportunity          RealReturn
                                                                          Small Cap              Value              Strategy
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Oppenheimer Main Street Small Cap Fund, 40 shares
      (Cost $876)                                                   $               885  $                    $

    Oppenheimer Quest Opportunity Value Fund, 39 shares
      (Cost $1,118)                                                                                    1,172

    PIMCO CommodityRealReturn Strategy Fund, 1,201 shares
      (Cost $18,097)                                                                                                      16,649

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               885  $             1,172  $           16,649
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               885  $             1,172  $           16,649
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO                PIMCO               Pioneer
                                                                             Real                Total              Emerging
                                                                            Return               Return              Markets
                                                                             Fund                 Fund               Fund s
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    PIMCO Real Return Fund, 225 shares
      (Cost $2,488)                                                 $             2,405  $                    $

    PIMCO Total Return Fund, 16,963 shares
      (Cost $176,512)                                                                                176,068

    Pioneer Emerging Markets Fund, 40 shares
      (Cost $1,131)                                                                                                        1,204

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,405  $           176,068  $            1,204
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,405  $           176,068  $            1,204
                                                                    ==================== ==================== ====================

s   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Pioneer
                                                                                                Pioneer             Small Cap
                                                                           Pioneer             High Yield             Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Pioneer Fund, 902 shares
      (Cost $42,031)                                                $            43,376  $                    $

    Pioneer High Yield Fund, 137 shares
      (Cost $1,501)                                                                                    1,475

    Pioneer Small Cap Value Fund, 23 shares
      (Cost $769)                                                                                                            754

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            43,376  $             1,475  $              754
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,376  $             1,475  $              754
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Putnam
                                                                         Putnam Fund         International          Putnam
                                                                         for Growth              Equity             Voyager
                                                                         and Income              Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Putnam Fund for Growth and Income, 43 shares
      (Cost $857)                                                   $               853  $                    $

    Putnam International Equity Fund, 233 shares
      (Cost $5,570)                                                                                    7,296

    Putnam Voyager Fund, 473 shares
      (Cost $8,631)                                                                                                        8,665

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               853  $             7,296  $            8,665
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               853  $             7,296  $            8,665
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Seligman Smaller-Cap Value Fund, 485 shares
      (Cost $8,162)                                                 $             8,562  $                    $

    Templeton Foreign Fund, 2,246 shares
      (Cost $28,326)                                                                                  30,625

    Templeton Growth Fund, 594 shares
      (Cost $13,940)                                                                                                      15,250

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             8,562  $            30,625  $           15,250
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,562  $            30,625  $           15,250
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Van Kampen Aggressive Growth Fund, 192 shares
      (Cost $2,615)                                                 $             3,160  $                    $

    Van Kampen Comstock Fund, 2,458 shares
      (Cost $43,870)                                                                                  47,305

    Van Kampen Equity & Income Fund, 1,152 shares
      (Cost $10,245)                                                                                                      10,508

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             3,160  $            47,305  $           10,508
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,160  $            47,305  $           10,508
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b               Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               307  $             1,100  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (279)                (335)               (196)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       28                  765                (196)
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               829                 (827)              1,596
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    814                  355                (947)
 Capital Gain Distributions (Note 2)                                              2,410                    0                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,053                 (472)                649
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,081                  293                 453
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             212                  325                 156
 Contract Owner Withdrawals                                                        (949)              (1,893)               (702)
 Net Transfers In (Out) (Note 3)                                                   (167)             (29,692)              1,542
 Contract Charges (Note 6)                                                          (72)                 (62)                (52)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (976)             (31,322)                944
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           3,105              (31,029)              1,397
Net Assets, Beginning of Period                                                  20,018               40,875              12,419
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ===================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global            Government
                                                                          Allocation            SmallCap             Income
                                                                            Fund d               Fund e           Portfolio f,g
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,688  $                 0  $              151

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,170)                 (37)                (44)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      518                  (37)                107
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             4,119                   21                   4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,440                   69                 114
 Capital Gain Distributions (Note 2)                                              4,421                  318                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                 11,980                  408                 118
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       12,498                  371                 225
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,864                   52                  95
 Contract Owner Withdrawals                                                      (3,606)                 (46)               (175)
 Net Transfers In (Out) (Note 3)                                                (26,107)               1,309              61,845
 Contract Charges (Note 6)                                                         (267)                  (8)                (54)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (27,116)               1,307              61,711
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                         (14,618)               1,678              61,936
Net Assets, Beginning of Period                                                 102,251                1,589                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ===================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               BlackRock            BlackRock
                                                                          BlackRock              Large               Large
                                                                        International             Cap                 Cap
                                                                            Index                 Core               Growth
                                                                            Fund h               Fund i              Fund j
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                45  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (19)                 (61)                (20)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       26                  (61)                (20)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                43                   25                  37
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    185                  234                  43
 Capital Gain Distributions (Note 2)                                                 28                  221                   6
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    256                  480                  86
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          282                  419                  66
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   95                  41
 Contract Owner Withdrawals                                                         (12)                (225)                (36)
 Net Transfers In (Out) (Note 3)                                                  1,474                3,194                 666
 Contract Charges (Note 6)                                                           (3)                 (10)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,490                3,054                 666
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,772                3,473                 732
Net Assets, Beginning of Period                                                     502                2,352               1,035
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ===================

h  Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.
i  Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
j  Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock          Merrill Lynch
                                                                          Large Cap            Short Term             Ready
                                                                            Value                 Bond               Assets
                                                                            Fund k               Fund l               Trust
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 4  $               313  $            1,901

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (206)                (125)               (581)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (202)                 188               1,320
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               763                   67                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    473                   26                   0
 Capital Gain Distributions (Note 2)                                                155                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,391                   93                   0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,189                  281               1,320
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             353                  208             328,789
 Contract Owner Withdrawals                                                        (664)                (344)            (13,411)
 Net Transfers In (Out) (Note 3)                                                 (4,705)              (2,447)           (298,462)
 Contract Charges (Note 6)                                                          (49)                 (29)               (153)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,065)              (2,612)             16,763
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (3,876)              (2,331)             18,083
Net Assets, Beginning of Period                                                   9,334                4,418              32,268
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ===================

k   Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.
l   Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           S&P 500             Small Cap              U.S.
                                                                            Index                Index             Government
                                                                            Fund m               Fund n             Fund f,g
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               276  $                 2  $              630

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (323)                  (3)               (188)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (47)                  (1)                442
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               592                    4                 188
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,845                    3                 145
 Capital Gain Distributions (Note 2)                                                  0                   20                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,437                   27                 333
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,390                   26                 775
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             265                   12                 205
 Contract Owner Withdrawals                                                      (1,574)                  (1)               (795)
 Net Transfers In (Out) (Note 3)                                                 12,524                  155              (6,939)
 Contract Charges (Note 6)                                                          (83)                  (1)                (57)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          11,132                  165              (7,586)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          13,522                  191              (6,811)
Net Assets, Beginning of Period                                                  20,492                  115               6,811
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            34,014  $               306  $                0
                                                                    ==================== ==================== ===================

m  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.
n   Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock               AIM
                                                                            Value                Basic                AIM
                                                                        Opportunities            Value               Charter
                                                                            Fund o                Fund               Fund p
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                3

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (338)                  (5)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (338)                  (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               961                    3                  (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,424)                  19                  38
 Capital Gain Distributions (Note 2)                                              3,833                   23                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,370                   45                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,032                   40                  36
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             387                    6                  10
 Contract Owner Withdrawals                                                      (1,378)                  (1)                (14)
 Net Transfers In (Out) (Note 3)                                                  3,193                  116                 409
 Contract Charges (Note 6)                                                          (97)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,105                  120                 404
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           4,137                  160                 440
Net Assets, Beginning of Period                                                  22,855                  273                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            26,992  $               433  $              440
                                                                    ==================== ==================== ===================

o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.
p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  AIM                  AIM
                                                                             AIM                Mid Cap              Premier
                                                                        Constellation         Core Equity            Equity
                                                                             Fund                 Fund               Fund p
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 6  $                1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (21)                 (11)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (21)                  (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                42                    2                  36
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     46                  (88)                (15)
 Capital Gain Distributions (Note 2)                                                  0                  160                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     88                   74                  21
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           67                   69                  20
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             119                   10                  11
 Contract Owner Withdrawals                                                         (34)                  (7)                 (3)
 Net Transfers In (Out) (Note 3)                                                     (8)                 302                (542)
 Contract Charges (Note 6)                                                           (6)                  (3)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              71                  302                (535)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             138                  371                (515)
Net Assets, Beginning of Period                                                   1,597                  557                 515
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,735  $               928  $                0
                                                                    ==================== ==================== ===================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                               AllianceBernstein
                                                                      AllianceBernstein    AllianceBernstein     Small/Mid Cap
                                                                       Growth & Income     Large Cap Growth          Value
                                                                             Fund                 Fund               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                41  $                 0  $              153

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (198)                (155)               (219)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (157)                (155)                (66)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               550               (1,281)               (166)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     90                 (692)                 87
 Capital Gain Distributions (Note 2)                                                  0                    0               2,194
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    640               (1,973)              2,115
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          483               (2,128)              2,049
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             196                  136                 392
 Contract Owner Withdrawals                                                        (778)                (660)               (403)
 Net Transfers In (Out) (Note 3)                                                 (3,423)              (1,141)             11,271
 Contract Charges (Note 6)                                                          (51)                 (41)                (48)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,056)              (1,706)             11,212
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (3,573)              (3,834)             13,261
Net Assets, Beginning of Period                                                  23,490                6,558              10,242
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            19,917  $             2,724  $           23,503
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Allianz
                                                                      AllianceBernstein       NFJ Small-Cap         Allianz
                                                                            Value                 Value          OCC Renaissance
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 8  $               857  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                (612)               (105)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                  245                (105)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                2,441                (220)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     46                1,067                  82
 Capital Gain Distributions (Note 2)                                                 19                3,656               1,054
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     66                7,164                 916
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                7,409                 811
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              (1)                 594                  79
 Contract Owner Withdrawals                                                          (2)              (2,543)               (462)
 Net Transfers In (Out) (Note 3)                                                    434               (8,220)               (741)
 Contract Charges (Note 6)                                                           (1)                (158)                (29)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             430              (10,327)             (1,153)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             499               (2,918)               (342)
Net Assets, Beginning of Period                                                     125               44,199               9,146
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               624  $            41,281  $            8,804
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                       American Century
                                                                           Equity           American Century     American Funds
                                                                           Income               Ultra              Bond Fund
                                                                           Fund                 Fund              of America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               330  $                 0  $            5,392

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (172)                  (3)             (1,463)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      158                   (3)              3,929
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                80                    0              (2,016)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    579                  (18)              2,412
 Capital Gain Distributions (Note 2)                                              1,568                   14                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,227                   (4)                396
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,385                   (7)              4,325
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             182                    5               2,048
 Contract Owner Withdrawals                                                        (664)                  (2)             (5,694)
 Net Transfers In (Out) (Note 3)                                                 37,484                   21             (24,335)
 Contract Charges (Note 6)                                                          (80)                  (1)               (334)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          36,922                   23             (28,315)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          39,307                   16             (23,990)
Net Assets, Beginning of Period                                                   8,539                  191             112,234
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            47,846  $               207  $           88,244
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                 American Funds
                                                                        American Funds       American Funds        Investment
                                                                         Growth Fund          Income Fund           Company
                                                                          of America           of America          of America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             2,179  $             4,613  $            2,567

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (3,330)              (1,317)             (1,530)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                   (1,151)               3,296               1,037
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            18,779                5,535               4,589
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,566)               6,715               3,050
 Capital Gain Distributions (Note 2)                                              8,579                2,405               7,104
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                 24,792               14,655              14,743
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       23,641               17,951              15,780
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,384                1,997               1,692
 Contract Owner Withdrawals                                                     (11,236)              (4,841)             (5,781)
 Net Transfers In (Out) (Note 3)                                                 (6,094)             (55,441)             (1,275)
 Contract Charges (Note 6)                                                         (835)                (307)               (414)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (13,781)             (58,592)             (5,778)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           9,860              (40,641)             10,002
Net Assets, Beginning of Period                                                 255,623              143,381             113,365
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           265,483  $           102,740  $          123,367
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds
                                                                         EuroPacific        Cohen & Steers
                                                                           Growth            Realty Income          Columbia
                                                                            Fund                 Fund               Acorn USA
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               819  $               437  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (3,015)                (142)               (197)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                   (2,196)                 295                (197)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               854                   11                 107
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,136                  445                 651
 Capital Gain Distributions (Note 2)                                              2,887                1,613                 460
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  5,877                2,069               1,218
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,681                2,364               1,021
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             959                  232                 386
 Contract Owner Withdrawals                                                       1,389                 (315)               (368)
 Net Transfers In (Out) (Note 3)                                                 31,012                6,618              16,979
 Contract Charges (Note 6)                                                         (107)                 (31)                (42)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          33,253                6,504              16,955
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          36,934                8,868              17,976
Net Assets, Beginning of Period                                                  15,456                5,552               7,081
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            52,390  $            14,420  $           25,057
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Columbia               Davis
                                                                           Marsico              New York            Delaware
                                                                            Growth              Venture               Trend
                                                                            Fund q                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $             1,301  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (6)              (1,645)               (123)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (6)                (344)               (123)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               11,207                 462
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     77                8,727              (1,223)
 Capital Gain Distributions (Note 2)                                                  0                    0               1,418
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     77               19,934                 657
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           71               19,590                 534
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              62                2,222                 103
 Contract Owner Withdrawals                                                          (2)              (5,771)               (362)
 Net Transfers In (Out) (Note 3)                                                  1,317               68,536                  32
 Contract Charges (Note 6)                                                           (1)                (484)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,376               64,503                (259)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,447               84,093                 275
Net Assets, Beginning of Period                                                       0               60,549               9,407
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,447  $           144,642  $            9,682
                                                                    ==================== ==================== ===================

q   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Federated
                                                                           Dreyfus            Eaton Vance            Capital
                                                                         Appreciation        Floating-Rate        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               315  $             1,009  $                2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (145)                (235)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      170                  774                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               274                  (24)                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    231                  (19)                 (9)
 Capital Gain Distributions (Note 2)                                                907                    0                  24
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,412                  (43)                 17
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,582                  731                  17
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             294                  523                   0
 Contract Owner Withdrawals                                                        (182)                (579)                 (2)
 Net Transfers In (Out) (Note 3)                                                  7,253               13,982                  72
 Contract Charges (Note 6)                                                          (29)                 (48)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           7,336               13,878                  70
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           8,918               14,609                  87
Net Assets, Beginning of Period                                                  14,412                7,640                 114
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            23,330  $            22,249  $              201
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Fidelity            Fidelity
                                                                          Federated             Advisor              Advisor
                                                                           Kaufmann          Equity Growth           Mid Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (39)                 (21)                (51)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (39)                 (21)                (51)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                27                   64                  41
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (32)                  44                  58
 Capital Gain Distributions (Note 2)                                                378                    0                 393
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    373                  108                 492
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          334                   87                 441
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              55                   24                   0
 Contract Owner Withdrawals                                                         (29)                (142)               (207)
 Net Transfers In (Out) (Note 3)                                                  1,412                  (46)               (224)
 Contract Charges (Note 6)                                                           (8)                  (6)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,430                 (170)               (444)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,764                  (83)                 (3)
Net Assets, Beginning of Period                                                   1,762                1,605               4,037
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             3,526  $             1,522  $            4,034
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity            JP Morgan
                                                                           Advisor             Multi-Cap           Lord Abbett
                                                                          Overseas           Market Neutral        Affiliated
                                                                             Fund             Portfolio r             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                50  $               403  $               78

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (81)                 (90)                (63)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (31)                 313                  15
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,145                    1                  18
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (498)                 (56)               (146)
 Capital Gain Distributions (Note 2)                                                236                    0                 899
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    883                  (55)                771
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          852                  258                 786
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             137                  147                 122
 Contract Owner Withdrawals                                                        (433)                (168)                (95)
 Net Transfers In (Out) (Note 3)                                                   (305)              14,931              14,150
 Contract Charges (Note 6)                                                          (23)                 (16)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (624)              14,894              14,167
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             228               15,152              14,953
Net Assets, Beginning of Period                                                   4,714                    0                 760
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             4,942  $            15,152  $           15,713
                                                                    ==================== ==================== ===================

r   Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Lord Abbett          Lord Abbett             MFS
                                                                            Bond-               Mid-Cap               Core
                                                                          Debenture              Value               Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,561  $               337  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (311)                (788)               (245)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    1,250                 (451)               (245)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (251)                 797               1,357
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    733                 (807)              1,302
 Capital Gain Distributions (Note 2)                                                  0                6,743                 730
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    482                6,733               3,389
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,732                6,282               3,144
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             365                  900                 239
 Contract Owner Withdrawals                                                      (1,203)              (3,236)             (1,235)
 Net Transfers In (Out) (Note 3)                                                 (1,138)              11,380              20,704
 Contract Charges (Note 6)                                                          (79)                (226)                (87)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,055)               8,818              19,621
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (323)              15,100              22,765
Net Assets, Beginning of Period                                                  26,208               50,786              21,861
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            25,885  $            65,886  $           44,626
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS              Oppenheimer
                                                                           Mid Cap              Research             Capital
                                                                            Growth           International        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $               115  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (63)                (110)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (63)                   5                  (7)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               247                  704                   7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (142)                 234                  37
 Capital Gain Distributions (Note 2)                                                  0                  960                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    105                1,898                  44
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           42                1,903                  37
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             163                  177                 (11)
 Contract Owner Withdrawals                                                        (168)                (854)                (32)
 Net Transfers In (Out) (Note 3)                                                   (278)               2,218                 326
 Contract Charges (Note 6)                                                          (18)                 (29)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (301)               1,512                 281
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (259)               3,415                 318
Net Assets, Beginning of Period                                                   5,141                6,583                 378
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             4,882  $             9,998  $              696
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer          Oppenheimer          Main Street
                                                                            Global            Main Street           Small Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                60  $                39  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (150)                 (60)                (70)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (90)                 (21)                (70)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,170                   67                 (10)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (799)                 334                  29
 Capital Gain Distributions (Note 2)                                                469                  168                  56
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,840                  569                  75
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,750                  548                   5
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                    9                 156
 Contract Owner Withdrawals                                                        (466)                (312)               (142)
 Net Transfers In (Out) (Note 3)                                                  4,478                 (726)             (1,803)
 Contract Charges (Note 6)                                                          (45)                 (12)                (17)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,201               (1,041)             (1,806)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           5,951                 (493)             (1,801)
Net Assets, Beginning of Period                                                   6,669                4,820               2,686
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            12,620  $             4,327  $              885
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer             PIMCO
                                                                            Quest              Commodity              PIMCO
                                                                         Opportunity           RealReturn             Real
                                                                            Value               Strategy             Return
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                15  $               419  $               70

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (16)                (185)                (31)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                 234                  39
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (15)                 (89)                (49)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     77                 (661)                (38)
 Capital Gain Distributions (Note 2)                                                 46                    0                  17
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    108                 (750)                (70)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          107                 (516)                (31)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              42                  495                  79
 Contract Owner Withdrawals                                                         (16)                (304)               (107)
 Net Transfers In (Out) (Note 3)                                                   (267)               9,138               1,014
 Contract Charges (Note 6)                                                           (4)                 (38)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (245)               9,291                 979
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (138)               8,775                 948
Net Assets, Beginning of Period                                                   1,310                7,874               1,457
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,172  $            16,649  $            2,405
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO               Pioneer
                                                                            Total               Emerging
                                                                            Return              Markets              Pioneer
                                                                             Fund                Fund s               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             6,045  $                 3  $              272

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,897)                  (4)               (413)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    4,148                   (1)               (141)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,099)                   2                 990
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,100                   73               1,000
 Capital Gain Distributions (Note 2)                                                744                   72               2,284
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                   (255)                 147               4,274
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,893                  146               4,133
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,931                  (25)                766
 Contract Owner Withdrawals                                                      (8,028)                  (3)               (870)
 Net Transfers In (Out) (Note 3)                                                 94,119                1,086              28,887
 Contract Charges (Note 6)                                                         (542)                   0                 (87)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          87,480                1,058              28,696
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          91,373                1,204              32,829
Net Assets, Beginning of Period                                                  84,695                    0              10,547
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           176,068  $             1,204  $           43,376
                                                                    ==================== ==================== ===================

s   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Pioneer
                                                                           Pioneer             Small Cap           Putnam Fund
                                                                          High Yield             Value             for Growth
                                                                             Fund                 Fund             and Income
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                48  $                 0  $               11

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                  (8)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       34                   (8)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (7)                   5                 106
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                   (7)                (54)
 Capital Gain Distributions (Note 2)                                                 51                   77                 101
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     48                   75                 153
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           82                   67                 151
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   25                   0
 Contract Owner Withdrawals                                                         (24)                  (3)                (75)
 Net Transfers In (Out) (Note 3)                                                    706                  235                 (38)
 Contract Charges (Note 6)                                                           (3)                  (2)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             707                  255                (116)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             789                  322                  35
Net Assets, Beginning of Period                                                     686                  432                 818
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,475  $               754  $              853
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam                                  Seligman
                                                                        International            Putnam            Smaller-Cap
                                                                            Equity              Voyager               Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               162  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (85)                 (83)                (52)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       77                  (83)                (52)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               473                  (20)                126
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    665                  (61)                312
 Capital Gain Distributions (Note 2)                                                339                    0                 335
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,477                  (81)                773
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,554                 (164)                721
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             188                   88                 101
 Contract Owner Withdrawals                                                        (315)                (471)               (170)
 Net Transfers In (Out) (Note 3)                                                    217               (6,697)              4,104
 Contract Charges (Note 6)                                                          (21)                 (18)                (19)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              69               (7,098)              4,016
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,623               (7,262)              4,737
Net Assets, Beginning of Period                                                   5,673               15,927               3,825
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             7,296  $             8,665  $            8,562
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Van Kampen
                                                                          Templeton            Templeton           Aggressive
                                                                           Foreign               Growth              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               641  $               258  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (372)                (200)                (45)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      269                   58                 (45)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               436                  444                 231
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,563                1,344                 (89)
 Capital Gain Distributions (Note 2)                                              2,510                  878                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  4,509                2,666                 142
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,778                2,724                  97
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             590                  186                  11
 Contract Owner Withdrawals                                                      (1,119)                (742)                (81)
 Net Transfers In (Out) (Note 3)                                                  1,973               (3,702)               (217)
 Contract Charges (Note 6)                                                          (99)                 (52)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,345               (4,310)               (299)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           6,123               (1,586)               (202)
Net Assets, Beginning of Period                                                  24,502               16,836               3,362
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            30,625  $            15,250  $            3,160
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                             Divisions Investing In
                                                                    ==========================================
                                                                                               Van Kampen
                                                                          Van Kampen           Equity and
                                                                           Comstock              Income
                                                                             Fund                 Fund
                                                                    ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,381  $               422

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (874)                (243)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                      507                  179
                                                                    -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               829                  516
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,523                  350
 Capital Gain Distributions (Note 2)                                              2,228                  762
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,580                1,628
                                                                    -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,087                1,807
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             858                  364
 Contract Owner Withdrawals                                                      (3,919)                (839)
 Net Transfers In (Out) (Note 3)                                                  3,914              (11,552)
 Contract Charges (Note 6)                                                         (253)                 (57)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             600              (12,084)
                                                                    -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           8,687              (10,277)
Net Assets, Beginning of Period                                                  38,618               20,785
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $            47,305  $            10,508
                                                                    ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b              Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               245  $             2,608  $               82

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (252)                (911)               (151)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)               1,697                 (69)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               513                 (190)                105
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (975)                (490)                862
 Capital Gain Distributions (Note 2)                                                939                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    477                 (680)                967
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          470                1,017                 898
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             165                1,439                 206
 Contract Owner Withdrawals                                                        (352)              (3,887)               (253)
 Net Transfers In (Out) (Note 3)                                                    786               10,893                 206
 Contract Charges (Note 6)                                                          (65)                (254)                (42)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             534                8,191                 117
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,004                9,208               1,015
Net Assets, Beginning of Period                                                  19,014               31,667              11,404
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            20,018  $            40,875  $           12,419
                                                                    ==================== ==================== ===================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global           International
                                                                          Allocation            SmallCap              Index
                                                                            Fund d               Fund e              Fund f
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,943  $                 0  $                6

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,307)                  (9)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      636                   (9)                  3
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             5,828                   40                   2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,007)                  13                  37
 Capital Gain Distributions (Note 2)                                              4,449                   86                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  8,270                  139                  39
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,906                  130                  42
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,865                  188                  12
 Contract Owner Withdrawals                                                      (2,691)                 (11)                 (3)
 Net Transfers In (Out) (Note 3)                                                (17,817)               1,283                 452
 Contract Charges (Note 6)                                                         (331)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (17,974)               1,459                 460
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (9,068)               1,589                 502
Net Assets, Beginning of Period                                                 111,319                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           102,251  $             1,589  $              502
                                                                    ==================== ==================== ===================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock
                                                                            Large                Large              BlackRock
                                                                             Cap                  Cap               Large Cap
                                                                             Core                Growth               Value
                                                                            Fund g               Fund h              Fund i
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                  (6)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (12)                  (6)                (32)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 7                    2                   7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                   87                (224)
 Capital Gain Distributions (Note 2)                                                127                    0                 399
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    152                   89                 182
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          140                   83                 150
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             129                    0                  82
 Contract Owner Withdrawals                                                          (9)                   0                 (11)
 Net Transfers In (Out) (Note 3)                                                  2,095                  955               9,119
 Contract Charges (Note 6)                                                           (3)                  (3)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,212                  952               9,184
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           2,352                1,035               9,334
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,352  $             1,035  $            9,334
                                                                    ==================== ==================== ===================

g  Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
h  Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.
i  Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock          Merrill Lynch          BlackRock
                                                                          Short Term             Ready               S&P 500
                                                                             Bond                Assets               Index
                                                                            Fund j               Trust               Fund k
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                61  $               552  $              516
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                (28)                (291)               (285)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                     33                  261                 231
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                    (5)                   0               1,497
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                              (27)                   0                (807)
  (Depreciation) During the Year                                                      0                    0                   0
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                    (32)                   0                 690
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                 1                  261                 921
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                              124              298,265                 447
 Premiums Received from Contract Owners                                             (15)              (3,618)               (680)
 Contract Owner Withdrawals                                                       4,320             (285,387)              5,378
 Net Transfers In (Out) (Note 3)                                                    (12)                 (70)                (73)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                           4,417                9,190               5,072
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                  4,418                9,451               5,993
Total Increase (Decrease) in Net Assets                                               0               22,817              14,499
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $             4,418  $            32,268  $           20,492
Net Assets, End of Period                                           ==================== ==================== ===================


j  Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.
k  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Small Cap            Government             Value
                                                                            Index                Income           Opportunities
                                                                            Fund l           Portfolio m,n           Fund o
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                 1  $             1,008  $                0
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                 (1)                (368)               (243)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                      0                  640                (243)
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                     0                 (467)                395
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                                4                 (215)             (1,707)
  (Depreciation) During the Year                                                      2                   22               3,108
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                      6                 (660)              1,796
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                 6                  (20)              1,553
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                                2                  630                 282
 Premiums Received from Contract Owners                                               0               (1,134)               (503)
 Contract Owner Withdrawals                                                         107              (18,239)              4,032
 Net Transfers In (Out) (Note 3)                                                      0                  (85)                (76)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                             109              (18,828)              3,735
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                    115              (18,848)              5,288
Total Increase (Decrease) in Net Assets                                               0               25,659              17,567
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $               115  $             6,811  $           22,855
Net Assets, End of Period                                           ==================== ==================== ===================

l  Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
m  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
n  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.
o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM                                      AIM
                                                                            Basic                 AIM                Mid Cap
                                                                            Value            Constellation        Core Equity
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $                 0  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                     (1)                 (19)                 (3)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              (1)                 (19)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                                3                   48                   1
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                   85                 (13)
 Net Change In Unrealized Appreciation                                                0                    0                  35
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 13                  133                  23
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                     12                  114                  20
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                      4                  102                   3
Contract Transactions:                                                               (1)                 (38)                  0
 Premiums Received from Contract Owners                                             258                   21                 536
 Contract Owner Withdrawals                                                           0                   (5)                 (2)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    261                   80                 537
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             273                  194                 557
                                                                                      0                1,403                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $               273  $             1,597  $              557
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                           Premier         AllianceBernstein    AllianceBernstein
                                                                            Equity          Growth & Income     Large Cap Growth
                                                                            Fund p                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                 1  $                 9  $                0
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                 (6)                 (47)                (44)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                     (5)                 (38)                (44)
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                    49                  251                 116
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                              (20)                (162)                464
  (Depreciation) During the Year                                                      0                    0                   0
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                     29                   89                 580
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                24                   51                 536
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                                8                   51                  53
 Premiums Received from Contract Owners                                             (23)                (128)                (44)
 Contract Owner Withdrawals                                                         114               20,027               3,703
 Net Transfers In (Out) (Note 3)                                                     (3)                 (29)                (13)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                              96               19,921               3,699
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                    120               19,972               4,235
Total Increase (Decrease) in Net Assets                                             395                3,518               2,323
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $               515  $            23,490  $            6,558
Net Assets, End of Period                                           ==================== ==================== ===================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      AllianceBernstein                             Allianz
                                                                       Small/Mid Cap       AllianceBernstein      NFJ Small-Cap
                                                                             Value               Value                Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $              692

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (54)                   0                (516)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (54)                   2                 176
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                22                    0               1,783
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (765)                  (7)             (1,374)
 Capital Gain Distributions (Note 2)                                              1,106                    7               3,055
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    363                    0               3,464
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          309                    2               3,640
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             205                    0               1,034
 Contract Owner Withdrawals                                                         (17)                   0              (1,306)
 Net Transfers In (Out) (Note 3)                                                  9,766                  124               4,168
 Contract Charges (Note 6)                                                          (21)                  (1)               (143)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           9,933                  123               3,753
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          10,242                  125               7,393
Net Assets, Beginning of Period                                                       0                    0              36,806
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            10,242  $               125  $           44,199
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                            American Century
                                                                           Allianz              Equity          American Century
                                                                       OCC Renaissance          Income               Ultra
                                                                             Fund                Fund                 Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               957  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (121)                (711)                 (1)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                            (121)                 246                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              114                  222                   0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,015)                (921)                  9
 Net Change In Unrealized Appreciation                                            1,465                  992                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (436)                 293                   9
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                   (557)                 539                   8
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    225                1,445                   1
Contract Transactions:                                                             (225)              (2,149)                  0
 Premiums Received from Contract Owners                                            (742)             (46,320)                183
 Contract Owner Withdrawals                                                         (33)                (155)                 (1)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                   (775)             (47,179)                183
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          (1,332)             (46,640)                191
                                                                                 10,478               55,179                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             9,146  $             8,539  $              191
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds       American Funds      American Funds
                                                                          Bond Fund           Growth Fund         Income Fund
                                                                          of America           of America          of America
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             3,678  $             1,694  $            3,926
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (912)              (3,085)             (1,312)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                           2,766               (1,391)              2,614
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                             (160)              12,195               2,417
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,390)              17,860              (5,268)
 Net Change In Unrealized Appreciation                                                0                1,997               2,563
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                             (2,550)              32,052                (288)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    216               30,661               2,326
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  1,727                6,306               2,400
Contract Transactions:                                                           (2,503)              (7,030)             (3,161)
 Premiums Received from Contract Owners                                          47,959               21,135              66,473
 Contract Owner Withdrawals                                                        (296)                (881)               (412)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 46,887               19,530              65,300
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          47,103               50,191              67,626
                                                                                 65,131              205,432              75,755
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $           112,234  $           255,623  $          143,381
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds       American Funds
                                                                          Investment          EuroPacific        Cohen & Steers
                                                                           Company              Growth            Realty Income
                                                                          of America              Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             2,316  $               310  $              135
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                 (1,361)                 (72)                (31)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             955                  238                 104
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                            1,111                  359                  31
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,017                  639                (705)
 Net Change In Unrealized Appreciation                                            2,825                  565                 688
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                              4,953                1,563                  14
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                  5,908                1,801                 118
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  2,553                  319                 139
Contract Transactions:                                                           (3,150)                 (18)                (10)
 Premiums Received from Contract Owners                                          10,769               13,391               5,319
 Contract Owner Withdrawals                                                        (377)                 (37)                (14)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  9,795               13,655               5,434
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          15,703               15,456               5,552
                                                                                 97,662                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $           113,365  $            15,456  $            5,552
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Davis
                                                                                                New York            Delaware
                                                                          Columbia              Venture               Trend
                                                                          Acorn USA               Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               359  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (38)                (650)               (116)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (38)                (291)               (116)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               26                3,771                 370
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               110                  710                  89
 Net Change In Unrealized Appreciation                                              261                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                397                4,481                 459
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    359                4,190                 343
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    146                1,561                 185
Contract Transactions:                                                              (30)              (1,334)               (273)
 Premiums Received from Contract Owners                                           6,625               (2,043)               (209)
 Contract Owner Withdrawals                                                         (19)                (168)                (28)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  6,722               (1,984)               (325)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           7,081                2,206                  18
                                                                                      0               58,343               9,389
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             7,081  $            60,549  $            9,407
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Federated
                                                                           Dreyfus            Eaton Vance            Capital
                                                                         Appreciation        Floating-Rate        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               151  $               105  $                1
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (56)                 (32)                 (1)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              95                   73                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               14                    0                   0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   (3)                  1
 Net Change In Unrealized Appreciation                                                0                    0                   3
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 18                   (3)                  4
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    113                   70                   4
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    245                  122                  10
Contract Transactions:                                                              (57)                 (50)                  0
 Premiums Received from Contract Owners                                          14,142                7,512                 101
 Contract Owner Withdrawals                                                         (31)                 (14)                 (1)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 14,299                7,570                 110
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          14,412                7,640                 114
                                                                                      0                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            14,412  $             7,640  $              114
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Fidelity            Fidelity
                                                                          Federated             Advisor              Advisor
                                                                           Kaufmann          Equity Growth           Mid Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $                 0  $               88
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (11)                 (21)                (57)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (11)                 (21)                 31
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                                2                  150                 115
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                66                  (63)               (279)
 Net Change In Unrealized Appreciation                                               88                    0                 406
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                156                   87                 242
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    145                   66                 273
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                     62                  105                   0
Contract Transactions:                                                               (4)                 (45)               (121)
 Premiums Received from Contract Owners                                           1,562                 (181)             (1,024)
 Contract Owner Withdrawals                                                          (3)                  (8)                (14)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  1,617                 (129)             (1,159)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           1,762                  (63)               (886)
                                                                                      0                1,668               4,923
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             1,762  $             1,605  $            4,037
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity                                Lord Abbett
                                                                           Advisor            Lord Abbett             Bond-
                                                                           Overseas            Affiliated           Debenture
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                47  $                 6  $            1,572
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (55)                  (5)               (313)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              (8)                   1               1,259
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               91                    0                 269
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               392                  (15)             (1,489)
 Net Change In Unrealized Appreciation                                               73                   50                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                556                   35              (1,220)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    548                   36                  39
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    117                   23                 618
Contract Transactions:                                                              (64)                  (5)               (908)
 Premiums Received from Contract Owners                                             181                  706               2,582
 Contract Owner Withdrawals                                                         (18)                   0                 (88)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    216                  724               2,204
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             764                  760               2,243
                                                                                  3,950                    0              23,965
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             4,714  $               760  $           26,208
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Lord Abbett              MFS                 MFS
                                                                           Mid-Cap               Core                Mid Cap
                                                                            Value                Growth              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               209  $                 0  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (615)                 (33)                (59)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                            (406)                 (33)                (59)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                            1,143                   55                 110
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,150)                 111                  68
 Net Change In Unrealized Appreciation                                            3,832                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                              3,825                  166                 178
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                  3,419                  133                 119
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  1,345                   97                 181
Contract Transactions:                                                           (1,389)                 (14)                (52)
 Premiums Received from Contract Owners                                          10,555               19,173                 869
 Contract Owner Withdrawals                                                        (177)                 (26)                (18)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 10,334               19,230                 980
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          13,753               19,363               1,099
                                                                                 37,033                2,498               4,042
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            50,786  $            21,861  $            5,141
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS              Oppenheimer
                                                                           Research             Capital            Oppenheimer
                                                                        International         Appreciation           Global
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                47  $                 2  $               42
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (70)                  (2)                (76)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (23)                   0                 (34)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              190                    1                 286
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               151                    9                 293
 Net Change In Unrealized Appreciation                                              511                    0                 197
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                852                   10                 776
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    829                   10                 742
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    152                    7                 194
Contract Transactions:                                                              (47)                   0                (218)
 Premiums Received from Contract Owners                                           1,481                  362                 523
 Contract Owner Withdrawals                                                         (19)                  (1)                (19)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  1,567                  368                 480
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           2,396                  378               1,222
                                                                                  4,187                    0               5,447
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             6,583  $               378  $            6,669
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                                              Oppenheimer             Quest
                                                                         Oppenheimer          Main Street          Opportunity
                                                                         Main Street           Small Cap              Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               127  $                 0  $               64
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (87)                 (15)                (91)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              40                  (15)                (27)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              814                   44                (797)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (488)                 (20)                (88)
 Net Change In Unrealized Appreciation                                                0                  166               1,128
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                326                  190                 243
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    366                  175                 216
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    104                   97                 129
Contract Transactions:                                                             (315)                  (2)               (392)
 Premiums Received from Contract Owners                                              87                2,425                 190
 Contract Owner Withdrawals                                                         (22)                  (9)                (26)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                   (146)               2,511                 (99)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             220                2,686                 117
                                                                                  4,600                    0               1,193
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             4,820  $             2,686  $            1,310
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO
                                                                          Commodity              PIMCO                PIMCO
                                                                          RealReturn              Real                Total
                                                                           Strategy              Return              Return
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             1,489  $                38  $            2,214
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (55)                 (10)               (935)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                           1,434                   28               1,279
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                             (106)                   2                (595)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (797)                 (45)             (1,101)
 Net Change In Unrealized Appreciation                                               43                   19                 620
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (860)                 (24)             (1,076)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    574                    4                 203
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    348                   58               2,129
Contract Transactions:                                                              (20)                  (8)             (2,357)
 Premiums Received from Contract Owners                                           6,996                1,406              (1,747)
 Contract Owner Withdrawals                                                         (24)                  (3)               (253)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  7,300                1,453              (2,228)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           7,874                1,457              (2,025)
                                                                                      0                    0              86,720
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             7,874  $             1,457  $           84,695
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Pioneer
                                                                                                Pioneer             Small Cap
                                                                           Pioneer             High Yield             Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                43  $                16  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (60)                  (4)                 (3)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (17)                  12                  (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               37                   (1)                  0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               344                  (29)                 (8)
 Net Change In Unrealized Appreciation                                               29                   31                  41
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                410                    1                  33
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    393                   13                  30
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    319                   34                   6
Contract Transactions:                                                              (22)                  (3)                  0
 Premiums Received from Contract Owners                                           9,886                  643                 396
 Contract Owner Withdrawals                                                         (29)                  (1)                  0
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 10,154                  673                 402
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          10,547                  686                 432
                                                                                      0                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            10,547  $               686  $              432
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Putnam
                                                                         Putnam Fund         International           Putnam
                                                                         for Growth              Equity             Voyager
                                                                         and Income               Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                12  $               116  $                5
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (11)                 (66)                (10)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                               1                   50                  (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               69                  212                  31
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (53)                 309                  (1)
 Net Change In Unrealized Appreciation                                               16                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 32                  521                  30
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                     33                  571                  25
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                      4                  220                   9
Contract Transactions:                                                              (16)                (121)               (168)
 Premiums Received from Contract Owners                                             (24)                 379              15,194
 Contract Owner Withdrawals                                                          (3)                 (17)                (16)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    (39)                 461              15,019
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                              (6)               1,032              15,044
                                                                                    824                4,641                 883
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $               818  $             5,673  $           15,927
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               380  $              264
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (84)                (319)               (219)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (84)                  61                  45
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              212                1,975               1,235
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (671)              (1,260)               (594)
 Net Change In Unrealized Appreciation                                              103                1,216                 868
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (356)               1,931               1,509
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                   (440)               1,992               1,554
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    247                  837                 626
Contract Transactions:                                                             (135)                (588)               (472)
 Premiums Received from Contract Owners                                          (2,800)              (8,797)              3,174
 Contract Owner Withdrawals                                                         (20)                 (77)                (66)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 (2,708)              (8,625)              3,262
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          (3,148)              (6,633)              4,816
                                                                                  6,973               31,135              12,020
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             3,825  $            24,502  $           16,836
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               559  $              294
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (37)                (397)               (184)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (37)                 162                 110
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               54                1,487               1,007
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               260               (3,301)             (1,108)
 Net Change In Unrealized Appreciation                                                0                3,629                 845
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                314                1,815                 744
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    277                1,977                 854
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                     12                  996                 314
Contract Transactions:                                                              (45)                (633)               (547)
 Premiums Received from Contract Owners                                             399               22,691              11,518
 Contract Owner Withdrawals                                                         (10)                (141)                (60)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    356               22,913              11,225
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             633               24,890              12,079
                                                                                  2,729               13,728               8,706
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             3,362  $            38,618  $           20,785
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

 1.ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account D ("Separate Account D"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations
   with   respect  to  certain  variable  annuity  contracts
   ("Contracts"). Separate Account D is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.
   ("Merrill   Lynch  &  Co.").   Separate  Account   D   is
   registered   as  a  unit  investment  trust   under   the
   Investment Company Act of 1940, as amended, and  consists
   of   investment  divisions  that  support   two   annuity
   contracts - IRA Annuity and the Investor Choice Annuity IRA Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities
   and   only  investment  divisions  with  activity  during
   the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:
   BlackRock Basic Value Fund
   BlackRock Bond Fund
   BlackRock Fundamental Growth Fund
   BlackRock Global Allocation Fund
   BlackRock Global SmallCap Fund
   BlackRock Government Income Portfolio
   BlackRock International Index Fund
   BlackRock Large Cap Core Fund
   BlackRock Large Cap Growth Fund
   BlackRock Large Cap Value Fund
   BlackRock Short Term Bond Fund
   Merrill Lynch Ready Assets Trust
   BlackRock S&P 500 Index Fund
   BlackRock Small Cap Index Fund
   BlackRock U.S. Government Fund
   BlackRock Value Opportunities Fund
   AIM Basic Value Fund
   AIM Charter Fund
   AIM Constellation Fund
   AIM Mid Cap Core Equity Fund
   AIM Premier Equity Fund
   AllianceBernstein Growth & Income Fund
   AllianceBernstein Large Cap Growth Fund
   AllianceBernstein Small/Mid Cap Value Fund
   AllianceBernstein Value Fund
   Allianz NFJ Small-Cap Value Fund
   Allianz OCC Renassiance Fund
   American Century Equity Income Fund
   American Century Ultra Fund
   American Funds Bond Fund of America
   American Funds Growth Fund of America
   American Funds Income Fund of America
   American Funds Investment Company of America
   American Funds EuroPacific Growth Fund
   Cohen & Steers Realty Income Fund
   Columbia Acorn USA
   Columbia Marsico Growth Fund
   Davis New York Venture Fund
   Delaware Trend Fund
   Dreyfus Appreciation Fund
   Eaton Vance Floating-Rate Fund
   Federated Capital Appreciation Fund
   Federated Kaufmann Fund
   Fidelity Advisor Equity Growth Fund
   Fidelity Advisor Mid Cap Fund
   Fidelity Advisor Overseas Fund
   JP Morgan Multi-Cap Market Neutral Portfolio
   Lord Abbett Affiliated Fund
   Lord Abbett Bond-Debenture Fund
   Lord Abbett Mid-Cap Value Fund
   MFS Core Growth Fund
   MFS Mid Cap Growth Fund
   MFS Research International Fund
   Oppenheimer Capital Appreciation Fund
   Oppenheimer Global Fund
   Oppenheimer Main Street Fund
   Oppenheimer Main Street Small Cap Fund
   Oppenheimer Quest Opportunity Value Fund
   PIMCO CommodityRealReturn Strategy Fund
   PIMCO Real Return Fund
   PIMCO Total Return Fund
   Pioneer Emerging Markets Fund
   Pioneer Fund
   Pioneer High Yield Fund
   Pioneer Small Cap Value Fund
   Putnam Fund for Growth and Income
   Putnam International Equity Fund
   Putnam Voyager Fund
   Seligman Smaller-Cap Value Fund
   Templeton Foreign Fund
   Templeton Growth Fund
   Van Kampen Aggressive Growth Fund
   Van Kampen Comstock Fund
   Van Kampen Equity & Income Fund

   The assets of Separate Account D are registered in the name of Merrill Lynch Life. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisor Fund Asset Management, L.P. merged into investment advisor BlackRock Advisors LLC.

 2.SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial
   Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account D are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

 3.NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The  cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:
follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  BlackRock Basic Value Fund                                         $            4,783  $             3,320
  BlackRock Bond Fund                                                            15,790               46,349
  BlackRock Fundamental Growth Fund                                               9,722                8,974
  BlackRock Global Allocation Fund                                               29,821               51,998
  BlackRock Global SmallCap Fund                                                  1,972                  385
  BlackRock Government Income Portfolio                                          62,117                  298
  BlackRock International Index Fund                                              1,744                  201
  BlackRock Large Cap Core Fund                                                   3,842                  629
  BlackRock Large Cap Growth Fund                                                   908                  256
  BlackRock Large Cap Value Fund                                                 18,468               23,579
  BlackRock Short Term Bond Fund                                                 15,415               17,839
  Merrill Lynch Ready Assets Trust                                              126,507              108,424
  BlackRock S&P 500 Index Fund                                                   30,080               18,995
  BlackRock Small Cap Index Fund                                                    209                   27
  BlackRock U.S. Government Fund                                                 28,662               35,805
  BlackRock Value Opportunities Fund                                             15,904               10,305
  AIM Basic Value Fund                                                              198                   59
  AIM Charter Fund                                                                  563                  160
  AIM Constellation Fund                                                            216                  166
  AIM Mid Cap Core Equity Fund                                                      510                   53
  AIM Premier Equity Fund                                                            11                  547
  AllianceBernstein Growth & Income Fund                                         23,516               27,729
  AllianceBernstein Large Cap Growth Fund                                        23,783               25,644
  AllianceBernstein Small/Mid Cap Value Fund                                     21,467                8,127
  AllianceBernstein Value Fund                                                      472                   19
  Allianz NFJ Small-Cap Value Fund                                                8,980               15,405
  Allianz OCC Renassiance Fund                                                    2,370                2,574
  American Century Equity Income Fund                                            41,263                2,616
  American Century Ultra Fund                                                       118                   83
  American Funds Bond Fund of America                                            58,004               82,392
  American Funds Growth Fund of America                                          69,980               76,333
  American Funds Income Fund of America                                          40,481               93,373
  American Funds Investment Company of America                                   17,971               15,600
  American Funds EuroPacific Growth Fund                                         38,943                4,998
  Cohen & Steers Realty Income Fund                                              10,064                1,653
  Columbia Acorn USA                                                             18,186                  966
  Columbia Marsico Growth Fund                                                    1,420                   49
  Davis New York Venture Fund                                                   121,294               57,135
  Delaware Trend Fund                                                             3,193                2,157



(In thousands)

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Dreyfus Appreciation Fund                                         $            27,070  $            18,657
  Eaton Vance Floating-Rate Fund                                                 20,218                5,566
  Federated Capital Appreciation Fund                                               124                   30
  Federated Kaufmann Fund                                                         1,979                  211
  Fidelity Advisor Equity Growth Fund                                               471                  662
  Fidelity Advisor Mid Cap Fund                                                     393                  494
  Fidelity Advisor Overseas Fund                                                  5,879                6,299
  JP Morgan Multi-Cap Market Neutral Portfolio                                   15,387                  179
  Lord Abbett Affiliated Fund                                                    15,326                  246
  Lord Abbett Bond-Debenture Fund                                                 9,921               10,725
  Lord Abbett Mid-Cap Value Fund                                                 23,366                8,254
  MFS Core Growth Fund                                                          42,062               21,957
  MFS Mid Cap Growth Fund                                                          757                1,121
  MFS Research International Fund                                                4,896                2,419
  Oppenheimer Capital Appreciation Fund                                             404                  129
  Oppenheimer Global Fund                                                        21,513               16,933
  Oppenheimer Main Street Fund                                                      477                1,371
  Oppenheimer Main Street Small Cap Fund                                          9,023               10,843
  Oppenheimer Quest Opportunity Value Fund                                          116                  317
  PIMCO CommodityRealReturn Strategy Fund                                        10,537                1,012
  PIMCO Real Return Fund                                                          1,848                  813
  PIMCO Total Return Fund                                                       150,461               58,088
  Pioneer Emerging Markets Fund                                                   1,194                   65
  Pioneer Fund                                                                   38,884                8,047
  Pioneer High Yield Fund                                                           987                  194
  Pioneer Small Cap Value Fund                                                      428                  104
  Putnam Fund for Growth and Income                                                 934                  951
  Putnam International Equity Fund                                                1,671                1,187
  Putnam Voyager Fund                                                             8,053               15,234
  Seligman Smaller-Cap Value Fund                                                 5,157                  859
  Templeton Foreign Fund                                                          8,536                4,412
  Templeton Growth Fund                                                           5,899                9,272
  Van Kampen Aggressive Growth Fund                                                 487                  830
  Van Kampen Comstock Fund                                                       79,662               76,326
  Van Kampen Equity & Income Fund                                                 2,234               13,377
                                                                    -------------------- --------------------
                                                                    $         1,385,301  $         1,042,406
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate accounts,consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges  made directly to  contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return  include changes in the value of the underlying  mutual fund, which  includes expenses assessed through the  reduction  of unit  values. These  returns  do not include any expenses  assessed through the  redemption of units.
Investment  divisions  with a date notation indicate  the effective date  of that  investment  division in the  separate account.  The total  return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period. As the total return is represented as a range of  minimum  and maximum values based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Basic Value Fund
----------------------------------------
                                                                      Investment            Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                 Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,246  $     13.25 $     19.33 $       23,123           1.44%       1.25%       1.65%      20.31%      20.79%
     2005            1,275        11.01       16.00         20,018           1.26        1.25        1.65        1.86        2.26
     2004            1,215        15.65       15.65         19,014           1.47        1.30        1.30        8.71        8.71
     2003              772        14.39       14.39         11,105           1.94        1.30        1.30       30.68       30.68
     2002               78        11.01       11.01            859           5.20        1.30        1.30       10.03       10.03

BlackRock Bond Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              904  $     10.29 $     11.13 $        9,846           4.31%       1.25%       1.65%       2.13%       2.54%
     2005            3,772        10.07 $     10.85         40,875           3.69        1.25        1.65        0.06        0.46
     2004            2,931        10.80       10.80         31,667           3.37        1.30        1.30        2.69        2.69
     2003            1,529        10.52       10.52         16,082           3.10        1.30        1.30        3.16        3.16
     2002              112        10.19       10.19          1,143           5.20        1.30        1.30        1.89        1.89



BlackRock Fundamental Growth Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              974  $     11.82 $     14.53 $       13,816           0.00%       1.25%       1.65%       1.99%       2.40%
     2005              887        11.58       14.19         12,419           0.71        1.25        1.65        7.21        7.64
     2004              865        13.18       13.18         11,404           0.00        1.30        1.30        5.11        5.11
     2003              603        12.53       12.53          7,561           0.00        1.30        1.30       26.26       26.26
     2002               79         9.92        9.92            789           0.00        1.30        1.30       -0.79       -0.79

BlackRock Global Allocation Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            4,869  $     13.50 $     20.76 $       87,633           1.93%       1.25%       1.65%      14.00%      14.45%
     2005            5,915        11.83       18.14        102,251           1.94        1.25        1.65        8.48        8.91
     2004            6,684        16.65       16.65        111,319           2.48        1.30        1.30       12.76       12.76
     2003            3,198        14.76       14.76         47,214           6.98        1.30        1.30       34.18       34.18
     2002               63        11.00       11.00            691          15.60        1.30        1.30        9.97        9.97

BlackRock Global SmallCap Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              223  $     14.60 $     14.73 $        3,267           0.00%       1.25%       1.65%      16.19%      16.66%
     2005              126        12.56       12.62          1,589           0.00        1.25        1.65        7.74        8.10

BlackRock Government Income Portfolio
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income                Ratio                 Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            5,964  $     10.37 $     10.39 $       61,936           4.52%       1.25%       1.65%       1.40%       1.80%

BlackRock International Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              144  $     15.73 $     15.87 $        2,274           3.72%       1.25%       1.65%      23.65%      24.15%
     2005               39        12.72       12.78            502           3.15        1.25        1.65        7.47        7.83



BlackRock Large Cap Core Fund
----------------------------------------
                                                                     Investment             Expense                 Total
December 31,                            Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              422  $     13.77 $     13.90 $        5,825           0.00%       1.25%       1.65%      10.90%      11.34%
     2005              189        12.41       12.48          2,352           0.00        1.25        1.65        7.16        7.51

BlackRock Large Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              137  $     12.80 $     12.91 $        1,767           0.00%       1.25%       1.65%       4.69%       5.11%
     2005               85        12.22       12.28          1,035           0.00        1.25        1.65        9.07        9.43

BlackRock Large Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              383  $     14.22 $     14.34 $        5,458           0.03%       1.25%       1.65%      13.84%      14.30%
     2005              746        12.48       12.54          9,334           0.00        1.25        1.65        6.87        7.23

BlackRock Short Term Bond Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              204  $     10.20 $     10.29 $        2,087           3.63%       1.25%       1.65%       2.27%       2.67%
     2005              443         9.96       10.01          4,418           3.22        1.25        1.65       -0.07        0.26

Merrill Lynch Ready Assets Trust
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            4,871  $     10.32 $     10.46 $       50,351           4.35%       1.25%       1.65%       2.67%       3.08%
     2005            3,218        10.01       10.14         32,268           2.51        1.25        1.65        0.89        1.29
     2004            2,308         9.89        9.89         22,817           0.78        1.30        1.30       -0.51       -0.51
     2003            4,362         9.93        9.93         43,328           0.63        1.30        1.30       -0.65       -0.65
     2002            1,481        10.00       10.00         14,805           1.04        1.30        1.30        0.06        0.06


BlackRock S&P 500 Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,115  $     12.64 $     16.96 $       34,014           1.14%       1.25%       1.65%      13.24%      13.70%
     2005            1,471        11.15       14.92         20,492           2.37        1.25        1.65        2.63        3.04
     2004            1,002        14.48       14.48         14,499           0.44        1.30        1.30        8.76        8.76
     2003            4,440        13.31       13.31         59,076           2.08        1.30        1.30       26.33       26.33
     2002              323        10.53       10.53          3,404          11.27        1.30        1.30        5.27        5.27



BlackRock Small Cap Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               23  $     13.34 $     13.46 $          306           0.00%       1.25%       1.65%      15.18%      15.64%
     2005               10        11.58       11.64            115           1.02        1.25        1.65        3.45        3.79


BlackRock U.S. Government Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006                                                     Division was not available
     2005              655  $     10.06 $     10.41 $        6,811           3.46%       1.25%       1.65%       0.01%       0.41%
     2004            2,475        10.37       10.37         25,659           2.82        1.30        1.30        1.77        1.77
     2003            4,739        10.19       10.19         48,267           3.21        1.30        1.30        0.92        0.92
     2002              815        10.09       10.09          8,227           2.93        1.30        1.30        0.87        0.87

BlackRock Value Opportunities Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,300  $     13.12 $     21.11 $       26,992           0.00%       1.25%       1.65%      10.23%      10.67%
     2005            1,212        11.90       19.08         22,855           0.00        1.25        1.65        7.96        8.39
     2004              998        17.60       17.60         17,567           0.00        1.30        1.30       12.54       12.54
     2003              724        15.63       15.63         11,313           0.00        1.30        1.30       39.78       39.78
     2002               87        11.18       11.18            971           0.00        1.30        1.30       11.77       11.77



AIM Basic Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               33  $     12.77 $     12.89 $          433           0.08%       1.25%       1.65%      11.27%      11.71%
     2005               24        11.47       11.53            273           0.00        1.25        1.65        1.81        2.15

AIM Charter Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               40  $     11.06 $     11.06 $          440           0.98%       1.30%       1.30%      14.74%      14.74%

AIM Constellation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              113  $     15.35 $     15.35 $        1,735           0.00%       1.30%       1.30%       4.46%       4.46%
     2005              109        14.69       14.69          1,597           0.00        1.30        1.30        7.02        7.02
     2004              102        13.72       13.72          1,403           0.00        1.30        1.30        4.78        4.78
     2003               77        13.09       13.09          1,013           0.00        1.30        1.30       27.64       27.64
     2002               11        10.25       10.25            113           0.00        1.30        1.30        2.52        2.52

AIM Mid Cap Core Equity Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                   Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               75  $     12.45 $     12.56 $          928           0.82%       1.25%       1.65%       9.24%       9.67%
     2005               49        11.39       11.44            557           0.00        1.25        1.65        2.84        3.18

AIM Premier Equity Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006       Division was not available
     2005               37  $     13.93 $     13.93 $          515           0.28%       1.30%       1.30%       3.86%       3.86%
     2004               29        13.41       13.41            395           0.26        1.30        1.30        4.08        4.08
     2003               28        12.88       12.88            372           0.00        1.30        1.30       23.25       23.25
     2002                1        10.44       10.44             13           0.00        1.30        1.30        4.41        4.41



AllianceBernstein Growth & Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,086  $     18.34 $     18.34 $       19,917           0.27%       1.30%       1.30%      15.39%      15.39%
     2005            1,478        15.89       15.89         23,490           0.52        1.30        1.30        2.41        2.41
     2004              227        15.51       15.51          3,518           1.19        1.30        1.30       10.44       10.44
     2003              139        14.04       14.04          1,955           1.52        1.30        1.30       30.02       30.02
     2002               20        10.80       10.80            215           0.00        1.30        1.30        7.95        7.95

AllianceBernstein Large Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              192  $     14.22 $     14.22 $        2,724           0.00%       1.30%       1.30%      -2.22%      -2.22%
     2005              451        14.54       14.54          6,558           0.00        1.30        1.30       12.64       12.64
     2004              180        12.91       12.91          2,323           0.00        1.30        1.30        6.75        6.75
     2003              188        12.09       12.09          2,267           0.00        1.30        1.30       21.09       21.09
     2002                5         9.98        9.98             49           0.00        1.30        1.30       -0.25       -0.25

AllianceBernstein Small/Mid Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,777  $     13.18 $     13.30 $       23,503           1.04%       1.25%       1.65%      11.73%      12.18%
     2005              867        11.79       11.85         10,242           0.00        1.25        1.65        3.75        4.09



AllianceBernstein Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               46  $     13.44 $     13.56 $          624           2.44%       1.25%       1.65%      19.19%      19.66%
     2005               11        11.27       11.33            125           5.95        1.25        1.65        1.25        1.58

Allianz NFJ Small-Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,016  $     14.13 $     21.53 $       41,281           1.96%       1.25%       1.65%      16.56%      17.03%
     2005            2,458        12.12       18.39         44,199           1.75        1.25        1.65        8.47        8.91
     2004            2,179        16.89       16.89         36,806           1.72        1.30        1.30       21.45       21.45
     2003            1,152        13.90       13.90         16,014           2.14        1.30        1.30       28.50       28.50
     2002              166        10.82       10.82          1,795          13.00        1.30        1.30        8.12        8.12

Allianz OCC Renassiance Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              397  $     11.80 $     22.60 $        8,804           0.00%       1.25%       1.65%      10.11%      10.55%
     2005              454        10.71       20.44          9,146           0.00        1.25        1.65       -5.23       -4.86
     2004              488        21.49       21.49         10,478           0.00        1.30        1.30       14.01       14.01
     2003              999        18.84       18.84         18,828           0.00        1.30        1.30       56.37       56.37
     2002               15        12.04       12.04            185           0.00        1.30        1.30       20.41       20.41

American Century Equity Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,813  $     12.55 $     17.16 $       47,846           2.52%       1.25%       1.65%      17.29%      17.76%
     2005              603        10.69       14.58          8,539           1.75        1.25        1.65        0.48        0.88
     2004            3,819        14.45       14.45         55,179           6.58        1.30        1.30       10.77       10.77
     2003            2,341        13.04       13.04         30,527           3.15        1.30        1.30       22.30       22.30
     2002               41        10.66       10.66            442           0.00        1.30        1.30        6.56        6.56

American Century Ultra Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               21  $     10.41 $     10.51 $          207           0.00%       1.25%       1.65%      -5.12%      -4.74%
     2005               17        10.97       11.02            191           0.00        1.25        1.65        1.86        2.20



American Funds Bond Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            7,548  $     10.64 $     12.94 $       88,244           6.29%       1.25%       1.65%       4.13%       4.55%
     2005            9,260        10.21       12.38        112,234           5.21        1.25        1.65        0.23        0.61
     2004            5,294        12.30       12.30         65,131           4.66        1.30        1.30        4.46        4.46
     2003            1,933        11.77       11.77         22,755           4.91        1.30        1.30       10.77       10.77
     2002               62        10.63       10.63            655           3.90        1.30        1.30        6.23        6.23

American Funds Growth Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006           15,847  $     13.39 $     18.93 $      265,483           1.15%       1.25%       1.65%       9.09%       9.53%
     2005           15,587        12.27       17.29        255,623           0.72        1.25        1.65       11.43       12.72
     2004           13,399        15.33       15.33        205,432           0.51        1.30        1.30       10.47       10.47
     2003            4,785        13.88       13.88         66,389           0.05        1.30        1.30       31.14       31.14
     2002              454        10.58       10.58          4,806           0.87        1.30        1.30        5.74        5.74

American Funds Income Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            6,015  $     12.89 $     18.04 $      102,740           4.61%       1.25%       1.65%      18.26%      18.78%
     2005            9,610        10.90       15.18        143,381           3.81        1.25        1.65        0.14        2.07
     2004            5,095        14.87       14.87         75,755           3.69        1.30        1.30       11.48       11.48
     2003            2,007        13.33       13.33         26,758           4.74        1.30        1.30       23.67       23.67
     2002              100        10.78       10.78          1,080          15.60        1.30        1.30        7.74        7.74

American Funds Investment Company of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            7,382  $     12.84 $     17.46 $      123,367           2.21%       1.25%       1.65%      14.01%      14.46%
     2005            7,605        11.26       15.26        113,365           2.22        1.25        1.65        3.18        5.46
     2004            6,753        14.46       14.46         97,662           1.81        1.30        1.30        8.33        8.33
     2003            4,036        13.35       13.35         53,859           2.19        1.30        1.30       24.64       24.64
     2002              392        10.70       10.70          4,201           6.18        1.30        1.30        7.02        7.02



American Funds EuroPacific Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,232  $     16.15 $     16.30 $       52,390           0.00%       1.25%       1.65%      19.79%      20.27%
     2005            1,145        13.48       13.54         15,456           6.19        1.25        1.65       14.55       14.93

Cohen & Steers Realty Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              955  $     15.03 $     15.17 $       14,420           4.56%       1.25%       1.65%      27.73%      28.24%
     2005              471        11.76       11.82          5,552           6.42        1.25        1.65        8.17        8.53

Columbia Acorn USA
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,866  $     13.38 $     13.50 $       25,057           0.00%       1.25%       1.65%       6.13%       6.56%
     2005              561        12.60       12.67          7,081           0.00        1.25        1.65        8.56        8.92

Columbia Marsico Growth Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                   Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              141  $     10.30 $     10.33 $        1,447           0.00%       1.25%       1.65%       2.01%       2.28%

Davis New York Venture Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            8,365  $     13.37 $     19.18 $      144,642           1.05%       1.25%       1.65%      13.19%      13.64%
     2005            3,746        11.80       16.88         60,549           0.72        1.25        1.65        8.82        9.26
     2004            3,776        15.45       15.45         58,343           1.15        1.30        1.30       10.89       10.89
     2003            1,085        13.93       13.93         15,115           1.41        1.30        1.30       30.60       30.60
     2002              111        10.66       10.66          1,185           1.95        1.30        1.30        6.59        6.59



Delaware Trend Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              571  $     12.09 $     17.69 $        9,682           0.00%       1.25%       1.65%       5.08%       5.50%
     2005              570        11.50       16.77          9,407           0.00        1.25        1.65        3.33        3.75
     2004              580        16.16       16.16          9,389           0.00        1.30        1.30       10.81       10.81
     2003              350        14.58       14.58          5,108           0.00        1.30        1.30       31.62       31.62
     2002               11        11.08       11.08            126           0.00        1.30        1.30       10.72       10.72

Dreyfus Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,857  $     12.51 $     12.63 $       23,330           3.22%       1.25%       1.65%      14.31%      14.76%
     2005            1,314        10.94       11.00         14,412           3.92        1.25        1.65       -1.20       -0.87

Eaton Vance Floating-Rate Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,051  $     10.81 $     10.91 $       22,249           6.38%       1.25%       1.65%       4.50%       4.92%
     2005              737        10.34       10.39          7,640           4.92        1.25        1.65        2.05        2.39

Federated Capital Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               15  $     12.44 $     12.56 $          201           1.18%       1.25%       1.65%      14.05%      14.51%
     2005               10        10.91       10.96            114           1.67        1.25        1.65       -0.99       -0.66

Federated Kaufmann Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              251  $     14.02 $     14.14 $        3,526           0.00%       1.25%       1.65%      12.65%      13.10%
     2005              141        12.44 $     12.50          1,762           0.00        1.25        1.65        9.70       10.06



Fidelity Advisor Equity Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              105  $     11.72 $     15.04 $        1,522           0.00%       1.25%       1.65%       4.75%       5.17%
     2005              115        11.18       14.30          1,605           0.00        1.25        1.65        3.61        4.02
     2004              121        13.75       13.75          1,668           0.00        1.30        1.30        1.48        1.48
     2003               77        13.54       13.54          1,046           0.00        1.30        1.30       30.33       30.33
     2002                9        10.39       10.39             92           0.00        1.30        1.30        3.83        3.83

Fidelity Advisor Mid Cap Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              192  $     21.05 $     21.05 $        4,034           0.00%       1.30%       1.30%      11.77%      11.77%
     2005              214        18.83 $     18.83          4,037           4.00        1.30        1.30        6.95        6.95
     2004              280        17.60       17.60          4,923           0.00        1.30        1.30       14.46       14.46
     2003              373        15.37       15.37          5,734           0.00        1.30        1.30       42.11       42.11
     2002               29        10.81       10.81            311           0.00        1.30        1.30        8.08        8.08

Fidelity Advisor Overseas Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              227  $     21.77 $     21.77 $        4,942           0.81%       1.30%       1.30%      17.38%      17.38%
     2005              254        18.54       18.54          4,714           2.22        1.30        1.30       12.81       12.81
     2004              240        16.43       16.43          3,950           0.24        1.30        1.30       11.50       11.50
     2003               69        14.73       14.73          1,024           2.28        1.30        1.30       42.41       42.41
     2002                1        10.34       10.34              9           0.00        1.30        1.30        3.39        3.39

JP Morgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,439  $     10.52 $     10.55 $       15,152           6.61%       1.25%       1.65%       1.75%       1.96%

Lord Abbett Affiliated Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,206  $     12.98 $     13.10 $       15,713           1.84%       1.25%       1.65%      15.63%      16.09%
     2005               68        11.22       11.27            760           1.86        1.25        1.65        0.69        1.02




Lord Abbett Bond-Debenture Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,820  $     11.21 $     14.76 $       25,885           7.23%       1.25%       1.65%       8.02%       8.46%
     2005            1,956        10.38       13.61         26,208           6.55        1.25        1.65       -0.15        0.25
     2004            1,765        13.58       13.58         23,965           6.40        1.30        1.30        7.12        7.12
     2003              840        12.67       12.67         10,637           6.50        1.30        1.30       18.69       18.69
     2002               46        10.67       10.67            491           2.60        1.30        1.30        6.68        6.68

Lord Abbett Mid-Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,551  $     13.25 $     19.57 $       65,886           0.56%       1.25%       1.65%      10.47%      10.91%
     2005            2,983        11.99       17.64         50,786           0.44        1.25        1.65        6.35        6.77
     2004            2,241        16.52       16.52         37,033           0.51        1.30        1.30       22.45       22.45
     2003            1,105        13.49       13.49         14,910           0.79        1.30        1.30       23.29       23.29
     2002              365        10.94       10.94          3,996           0.00        1.30        1.30        9.35        9.35

MFS Core Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,059  $     14.59 $     14.59 $       44,626           0.00%       1.30%       1.30%       7.97%       7.97%
     2005            1,618        13.51       13.51         21,861           0.00        1.30        1.30        5.01        5.01
     2004              194        12.86       12.86          2,498           0.00        1.30        1.30        8.75        8.75
     2003              171        11.82       11.82          2,024           0.00        1.30        1.30       19.77       19.77
     2002               58         9.87        9.87            576           0.00        1.30        1.30       -1.36       -1.36

MFS Mid Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              289  $     16.88 $     16.88 $        4,882           0.00%       1.30%       1.30%       0.83%       0.83%
     2005              307        16.74       16.74          5,141           0.00        1.30        1.30        1.33        1.33
     2004              245        16.51       16.51          4,042           0.00        1.30        1.30       12.95       12.95
     2003              154        14.61       14.61          2,245           0.00        1.30        1.30       36.17       36.17
     2002               10        10.73       10.73            103           0.00        1.30        1.30        7.26        7.26



MFS Research International Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              429  $     23.31 $     23.31 $        9,998           1.36%       1.30%       1.30%      25.55%      25.55%
     2005              355        18.56       18.56          6,583           1.74        1.30        1.30       14.65       14.65
     2004              259        16.18       16.18          4,187           0.84        1.30        1.30       18.80       18.80
     2003              122        13.62       13.62          1,660           0.16        1.30        1.30       30.87       30.87
     2002                6        10.40       10.40             59           0.00        1.30        1.30        3.99        3.99

Oppenheimer Capital Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               59  $     11.76 $     11.86 $          696           0.00%       1.25%       1.65%       5.70%       6.12%
     2005               34        11.12       11.17            378           1.73        1.25        1.65        3.58        3.92

Oppenheimer Global Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              571  $     22.10 $     22.10 $       12,620           0.52%       1.30%       1.30%      15.83%      15.83%
     2005              350        19.07       19.07          6,669           1.45        1.30        1.30       12.33       12.33
     2004              321        16.97       16.97          5,447           0.92        1.30        1.30       17.10       17.10
     2003              117        14.49       14.49          1,695           1.30        1.30        1.30       41.19       41.19
     2002               19        10.26       10.26            191           0.00        1.30        1.30        2.57        2.57

Oppenheimer Main Street Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              267  $     12.74 $     16.46 $        4,327           0.87%       1.25%       1.65%      12.98%      13.43%
     2005              334        11.27       14.51          4,820           1.90        1.25        1.65        3.96        4.38
     2004              331        13.90       13.90          4,600           1.33        1.30        1.30        7.94        7.94
     2003              279        12.87       12.87          3,597           0.88        1.30        1.30       25.27       25.27
     2002              209        10.27       10.27          2,143           3.25        1.30        1.30        2.69        2.69



Oppenheimer Main Street Small Cap Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               63  $     13.92 $     14.05 $          885           0.00%       1.25%       1.65%      12.72%      13.17%
     2005              217        12.34 $     12.41          2,686           0.00        1.25        1.65        7.18        7.54

Oppenheimer Quest Opportunity Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               80  $     14.69 $     14.69 $        1,172           1.22%       1.30%       1.30%       9.77%       9.77%
     2005               98        13.38       13.38          1,310           1.84        1.30        1.30        0.50        0.50
     2004               90        13.31       13.31          1,193           0.13        1.30        1.30        8.05        8.05
     2003               34        12.31       12.31            418           0.43        1.30        1.30       20.30       20.30
     2002               10        10.23       10.23            103           0.00        1.30        1.30        2.30        2.30

PIMCO CommodityRealReturn Strategy Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,528  $     10.86 $     10.96 $       16,649           3.34%       1.25%       1.65%      -5.08%      -4.70%
     2005              687        11.44       11.49          7,874          39.15        1.25        1.65        8.07        8.43

PIMCO Real Return Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              237  $     10.11 $     10.20 $        2,405           3.30%       1.25%       1.65%      -1.83%      -1.44%
     2005              141        10.29       10.34          1,457           5.71        1.25        1.65        0.67        1.00



PIMCO Total Return Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006           15,971  $     10.34 $     11.38 $      176,068           4.30%       1.25%       1.65%       1.78%       2.18%
     2005            7,844        10.16       11.14         84,695           2.98        1.25        1.65        0.69        1.09
     2004            7,871        11.02       11.02         86,720           2.18        1.30        1.30        3.27        3.27
     2003            6,023        10.67       10.67         64,236           2.74        1.30        1.30        3.69        3.69
     2002              379        10.28       10.28          3,903           4.33        1.30        1.30        2.80        2.80

Pioneer Emerging Markets Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              101  $     11.90 $     11.94 $        1,204           0.98%       1.25%       1.65%       7.88%       8.17%

Pioneer Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,301  $     13.09 $     13.21 $       43,376           0.98%       1.25%       1.65%      14.43%      14.89%
     2005              921        11.43       11.49         10,547           1.07        1.25        1.65        2.80        3.14

Pioneer High Yield Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              130  $     11.29 $     11.39 $        1,475           5.07%       1.25%       1.65%       8.76%       9.19%
     2005               66        10.38       10.43            686           5.68        1.25        1.65       -0.52       -0.20

Pioneer Small Cap Value Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               54  $     13.86 $     13.98 $          754           0.00%       1.25%       1.65%      12.53%      12.98%
     2005               35        12.31       12.37            432           0.00        1.25        1.65        8.16        8.52



Putnam Fund for Growth and Income
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               48  $     17.74 $     17.74 $          853           1.08%       1.30%       1.30%      14.30%      14.30%
     2005               53        15.51       15.51            818           2.70        1.30        1.30        3.76        3.76
     2004               55        14.95       14.95            824           1.30        1.30        1.30        9.50        9.50
     2003               50        13.65       13.65            684           1.95        1.30        1.30       25.54       25.54
     2002               12        10.87       10.87            130           0.00        1.30        1.30        8.63        8.63

Putnam International Equity Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              336  $     21.71 $     21.71 $        7,296           2.49%       1.30%       1.30%      26.55%      26.55%
     2005              331        17.15       17.15          5,673           4.57        1.30        1.30       11.09       11.09
     2004              301        15.43       15.43          4,641           1.75        1.30        1.30       14.69       14.69
     2003              202        13.45       13.45          2,717           3.61        1.30        1.30       26.45       26.45
     2002               16        10.63       10.63            170           0.00        1.30        1.30        6.31        6.31

Putnam Voyager Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              616  $     14.07 $     14.07 $        8,665           0.00%       1.30%       1.30%       3.84%       3.84%
     2005            1,176        13.54       13.54         15,927           1.42        1.30        1.30        4.11        4.11
     2004               68        13.00       13.00            883           0.00        1.30        1.30        3.41        3.41
     2003               58        12.57       12.57            735           0.00        1.30        1.30       23.06       23.06
     2002                5        10.21       10.21             46           0.00        1.30        1.30        2.09        2.09

Seligman Smaller-Cap Value Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              392  $     21.82 $     21.82 $        8,562           0.00%       1.30%       1.30%      19.78%      19.78%
     2005              210        18.21       18.21          3,825           0.00        1.30        1.30       -4.36       -4.36
     2004              366        19.04       19.04          6,973           2.57        1.30        1.30       18.99       18.99
     2003              543        15.99       15.99          8,685           0.00        1.30        1.30       46.99       46.99
     2002                4        10.88       10.88             38           0.00        1.30        1.30        8.74        8.74



Templeton Foreign Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,631  $     14.59 $     20.36 $       30,625           2.28%       1.25%       1.65%      17.92%      18.39%
     2005            1,492        12.36       17.19         24,502           1.56        1.25        1.65        8.77        9.21
     2004            1,978        15.74       15.74         31,135           2.06        1.30        1.30       16.58       16.58
     2003            1,131        13.50       13.50         15,271           0.43        1.30        1.30       28.79       28.79
     2002               32        10.48       10.48            338           0.00        1.30        1.30        4.77        4.77

Templeton Growth Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              836  $     14.25 $     20.70 $       15,250           1.76%       1.25%       1.65%      19.76%      20.24%
     2005            1,153        11.90       17.21         16,836           1.61        1.25        1.65        6.33        6.75
     2004              745        16.12       16.12         12,020           1.04        1.30        1.30       15.45       15.45
     2003              695        13.96       13.96          9,709           1.44        1.30        1.30       31.10       31.10
     2002               97        10.65       10.65          1,034           3.90        1.30        1.30        6.44        6.44

Van Kampen Aggressive Growth Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              187  $     16.94 $     16.94 $        3,160           0.00%       1.25%       1.65%       3.45%       3.45%
     2005              205        16.37       16.37          3,362           0.00        1.25        1.65        9.46        9.46
     2004              183        14.95       14.95          2,729           0.00        1.30        1.30       13.56       13.56
     2003              114        13.16       13.16          1,506           0.00        1.30        1.30       37.33       37.33
     2002                3         9.58        9.58             31           0.00        1.30        1.30       -4.21       -4.21

Van Kampen Comstock Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,538  $     12.75 $     19.99 $       47,305           2.37%       1.25%       1.65%      14.11%      14.57%
     2005            2,672        11.17       17.45         38,618           1.89        1.25        1.65        2.44        2.85
     2004              809        16.96       16.96         13,728           1.40        1.30        1.30       16.01       16.01
     2003              401        14.62       14.62          5,865           1.52        1.30        1.30       29.25       29.25
     2002               17        11.31       11.31            195           0.00        1.30        1.30       13.03       13.03

Van Kampen Equity & Income Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              633  $     16.61 $     16.61 $       10,508           2.26%       1.30%       1.30%      11.05%      11.05%
     2005            1,390        14.95       14.95         20,785           4.15        1.30        1.30        6.39        6.39
     2004              620        14.05       14.05          8,706           2.35        1.30        1.30       10.29       10.29
     2003              397        12.73       12.73          5,060           2.87        1.30        1.30       20.55       20.55
     2002              134        10.56       10.56          1,411           7.80        1.30        1.30        5.57        5.57


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

                                                           IRA Annuity
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges               Daily - reduction of unit values        1/365 of 1.30% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract  value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the  GMIB
                                                                                      benefit base as of  the last business  day of
                                                                                      each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of  the  rider. For  contracts  issued before
                                                                                      October 16, 2004, the GMIB cvharge is .40%.

             Contingent Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
             Charges                                                                  6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager.



                                                    Investor Choice IRA Series
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset Based Insurance Charges
     Investor Choice IRA Series - B Class     Daily - reduction of unit values        1/365 of 1.25% per day
     Investor Choice IRA Series - C Class     Daily - reduction of unit values        1/365 of 1.60% per day
     Investor Choice IRA Series - L Class     Daily - reduction of unit values        1/365 of 1.45% per day
     Investor Choice IRA Series - XC Class    Daily - reduction of unit values        1/365 of 1.65% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at  the  end of each contract  year and
                                                                                      upon full  withdrawal only if the greater of
                                                                                      contract  value, or premium less withdrawals
                                                                                      is less  than $50,000. Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the GMIB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Withdrawal   Quarterly - redemption of units         0.75%  of the  contract value at  the end of
             Benefit  ("GMWB")                                                        each  calendar  quarter  based  on  the GMWB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Death        Quarterly - redemption of units         0.15%  of the  GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary.  Charges  are  deducted  each
                - Return of Premium                                                   calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25%  of the  GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Roll-UP                     Quarterly - redemption of units         0.50%  of the  GMDB base, calculated on each
                  (currently not available)                                           monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Greater of Maximum          Quarterly - redemption of units         0.55%  of the  GMDB base, calculated on each
                  Anniversaary Value and                                              monthaversary.  Charges  are  deducted  each
                  Roll-Up                                                             calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.



                                              Investor Choice IRA Series (Continued)
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Contract Charges (Continued):
             Additional Death Benefit ("ADB") Quarterly - redemption of units         0.25%  of the  ADB base, calculated  on each
                                                                                      monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

             Contingent Deferred Sales        Per incident - redemption of units                            Class
             Charges                          based on oercentage of premium                      B        L         C         XC
                                              withdrawn.                              0 years     7%       6%        2%        8%
                                                                                      1 year      6%       5%        0%        8%
                                                                                      2 years     5%       4%        0%        7%
                                                                                      3 years     4%       3%        0%        7%
                                                                                      4 years     3%       0%        0%        6%
                                                                                      5 years     2%       0%        0%        6%
                                                                                      6 years     1%       0%        0%        5%
                                                                                      7 years     0%       0%        0%        4%
                                                                                      8 years     0%       0%        0%        3%
                                                                                      9 years     0%       0%        0%        0%

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year. Charge applies
                                                                                      to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:


                                         BlackRock                             BlackRock          BlackRock          BlackRock
                                           Basic            BlackRock         Fundamental          Global              Global
                                           Value               Bond              Growth           Allocation          SmallCap
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   1,215              2,931                865              6,684                  0
Activity during 2005:
     Issued                                        170              6,290                128              2,949                242
     Redeemed                                     (110)            (5,449)              (106)            (3,718)              (116)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,275              3,772                887              5,915                126
Activity during 2006:
     Issued                                        150              1,359                697              1,655                124
     Redeemed                                     (179)            (4,227)              (610)            (2,701)               (27)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,246                904                974              4,869                223
                                     ================== ================== ================== ================== ==================


                                                                               BlackRock          BlackRock
                                         BlackRock          BlackRock            Large              Large            BlackRock
                                         Government       International           Cap                Cap             Large Cap
                                           Income             Index               Core              Growth             Value
                                         Portfolio             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                          0                 40                194                 86                753
     Redeemed                                        0                 (1)                (5)                (1)                (7)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                 39                189                 85                746
Activity during 2006:
     Issued                                      5,989                118                277                 73              1,395
     Redeemed                                      (25)               (13)               (44)               (21)            (1,758)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 5,964                144                422                137                383
                                     ================== ================== ================== ================== ==================


                                         BlackRock        Merrill Lynch        BlackRock          BlackRock          BlackRock
                                         Short Term           Ready             S&P 500           Small Cap             U.S.
                                            Bond              Assets             Index              Index            Government
                                            Fund              Trust               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0              2,308              1,002                  0              2,475
Activity during 2005:
     Issued                                        525             11,890              1,919                 10              1,605
     Redeemed                                      (82)           (10,980)            (1,450)                 0             (3,425)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   443              3,218              1,471                 10                655
Activity during 2006:
     Issued                                      1,512             12,216              1,880                 16              2,726
     Redeemed                                   (1,751)           (10,563)            (1,236)                (3)            (3,381)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   204              4,871              2,115                 23                  0
                                     ================== ================== ================== ================== ==================


                                         BlackRock             AIM                                                      AIM
                                           Value              Basic               AIM                AIM              Mid Cap
                                       Opportunities          Value             Charter         Constellation       Core Equity
                                            Fund               Fund              Fund                Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     998                  0                  0                102                  0
Activity during 2005:
     Issued                                        302                 30                  0                 19                 51
     Redeemed                                      (88)                (6)                 0                (12)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,212                 24                  0                109                 49
Activity during 2006:
     Issued                                        594                 14                 55                 14                 29
     Redeemed                                     (506)                (5)               (15)               (10)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,300                 33                 40                113                 75
                                     ================== ================== ================== ================== ==================


                                            AIM                                               AllianceBernstein
                                          Premier       AllianceBernstein  AllianceBernstein    Small/Mid Cap    AllianceBernstein
                                           Equity        Growth & Income    Large Cap Growth         Value             Value
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                      29                227                180                  0                  0
Activity during 2005:
     Issued                                         34              1,339                311                912                 11
     Redeemed                                      (26)               (88)               (40)               (45)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    37              1,478                451                867                 11
Activity during 2006:
     Issued                                          1              1,329              1,641              1,556                 37
     Redeemed                                      (38)            (1,721)            (1,900)              (646)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     0              1,086                192              1,777                 46
                                     ================== ================== ================== ================== ==================


                                         Allianz                            American Century
                                        NFJ Small-Cap        Allianz            Equity         American Century    American Funds
                                            Value        OCC Renaissance        Income              Ultra            Bond Fund
                                            Fund               Fund              Fund                Fund            of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   2,179                488              3,819                  0              5,294
Activity during 2005:
     Issued                                        674                 83              1,433                 17              6,017
     Redeemed                                     (395)              (117)            (4,649)                 0             (2,051)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 2,458                454                603                 17              9,260
Activity during 2006:
     Issued                                        284                 62              2,369                 11              4,783
     Redeemed                                     (726)              (119)              (159)                (7)            (6,495)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 2,016                397              2,813                 21              7,548
                                     ================== ================== ================== ================== ==================


                                                                             American Funds     American Funds
                                       American Funds     American Funds       Investment        EuroPacific      Cohen & Steers
                                        Growth Fund        Income Fund          Company            Growth          Realty Income
                                         of America         of America         of America            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                  13,399              5,095              6,753                  0                  0
Activity during 2005:
     Issued                                      4,668              5,545              1,158              1,409                494
     Redeemed                                   (2,480)            (1,030)              (306)              (264)               (23)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                15,587              9,610              7,605              1,145                471
Activity during 2006:
     Issued                                      4,564              2,177                675              2,419                603
     Redeemed                                   (4,304)            (5,772)              (898)              (332)              (119)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                15,847              6,015              7,382              3,232                955
                                     ================== ================== ================== ================== ==================


                                                            Columbia             Davis
                                                             Marsico            New York           Delaware           Dreyfus
                                         Columbia             Growth            Venture             Trend           Appreciation
                                         Acorn USA             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0              3,776                580                  0
Activity during 2005:
     Issued                                        587                  0              2,065                 89              1,362
     Redeemed                                      (26)                 0             (2,095)               (99)               (48)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   561                  0              3,746                570              1,314
Activity during 2006:
     Issued                                      1,376                144              7,724                120              2,216
     Redeemed                                      (71)                (3)            (3,105)              (119)            (1,673)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,866                141              8,365                571              1,857
                                     ================== ================== ================== ================== ==================


                                                            Federated                              Fidelity           Fidelity
                                        Eaton Vance          Capital           Federated           Advisor            Advisor
                                       Floating-Rate       Appreciation         Kaufmann        Equity Growth         Mid Cap
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0                  0                121                280
Activity during 2005:
     Issued                                        767                 10                143                 57                  0
     Redeemed                                      (30)                 0                 (2)               (63)               (66)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   737                 10                141                115                214
Activity during 2006:
     Issued                                      1,829                  9                123                 34                  0
     Redeemed                                     (515)                (4)               (13)               (44)               (22)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 2,051                 15                251                105                192
                                     ================== ================== ================== ================== ==================


                                          Fidelity          JP Morgan                            Lord Abbett        Lord Abbett
                                          Advisor           Multi-Cap         Lord Abbett           Bond-             Mid-Cap
                                         Overseas         Market Neutral       Affiliated         Debenture            Value
                                            Fund            Portfolio             Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     240                  0                  0              1,765              2,241
Activity during 2005:
     Issued                                         68                  0                 68                763              1,486
     Redeemed                                      (54)                 0                  0               (572)              (744)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   254                  0                 68              1,956              2,983
Activity during 2006:
     Issued                                        286              1,454              1,157                628                991
     Redeemed                                     (313)               (15)               (19)              (764)              (423)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   227              1,439              1,206              1,820              3,551
                                     ================== ================== ================== ================== ==================


                                            MFS                MFS                MFS            Oppenheimer
                                           Core              Mid Cap            Research           Capital          Oppenheimer
                                           Growth             Growth         International       Appreciation          Global
                                           Fund                Fund              Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     194                245                259                  0                321
Activity during 2005:
     Issued                                      1,438                 87                127                 35                 64
     Redeemed                                      (14)               (25)               (31)                (1)               (35)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,618                307                355                 34                350
Activity during 2006:
     Issued                                      3,000                 47                185                 36              1,046
     Redeemed                                   (1,559)               (65)              (111)               (11)              (825)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 3,059                289                429                 59                571
                                     ================== ================== ================== ================== ==================

                                                                              Oppenheimer           PIMCO
                                                           Oppenheimer           Quest            Commodity            PIMCO
                                        Oppenheimer        Main Street        Opportunity         RealReturn            Real
                                        Main Street         Small Cap            Value             Strategy            Return
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     331                  0                 90                  0                  0
Activity during 2005:
     Issued                                        589                269              1,169              1,095                166
     Redeemed                                     (586)               (52)            (1,161)              (408)               (25)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   334                217                 98                687                141
Activity during 2006:
     Issued                                         21                682                  4                927                173
     Redeemed                                      (88)              (836)               (22)               (86)               (77)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   267                 63                 80              1,528                237
                                     ================== ================== ================== ================== ==================


                                           PIMCO             Pioneer                                                  Pioneer
                                           Total             Emerging                              Pioneer           Small Cap
                                           Return            Markets            Pioneer           High Yield           Value
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   7,871                  0                  0                  0                  0
Activity during 2005:
     Issued                                      4,053                  0              1,031                 69                 36
     Redeemed                                   (4,080)                 0               (110)                (3)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 7,844                  0                921                 66                 35
Activity during 2006:
     Issued                                     13,312                107              3,021                 81                 26
     Redeemed                                   (5,185)                (6)              (641)               (17)                (7)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                15,971                101              3,301                130                 54
                                     ================== ================== ================== ================== ==================


                                                              Putnam                               Seligman
                                        Putnam Fund       International          Putnam          Smaller-Cap         Templeton
                                        for Growth            Equity            Voyager             Value             Foreign
                                        and Income             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                      55                301                 68                366              1,978
Activity during 2005:
     Issued                                         25                 74              1,125                 94                542
     Redeemed                                      (27)               (44)               (17)              (250)            (1,028)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    53                331              1,176                210              1,492
Activity during 2006:
     Issued                                         52                 62                573                225                367
     Redeemed                                      (57)               (57)            (1,133)               (43)              (228)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    48                336                616                392              1,631
                                     ================== ================== ================== ================== ==================


                                                            Van Kampen                            Van Kampen
                                         Templeton          Aggressive         Van Kampen         Equity and
                                           Growth             Growth            Comstock            Income
                                            Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     745                183                809                620
Activity during 2005:
     Issued                                      1,148                 34              3,959              1,409
     Redeemed                                     (740)               (12)            (2,096)              (639)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,153                205              2,672              1,390
Activity during 2006:
     Issued                                        358                 29              4,415                 73
     Redeemed                                     (675)               (47)            (4,549)              (830)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   836                187              2,538                633
                                     ================== ================== ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Merrill Lynch Life Insurance Company

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."


/s/ Deloitte & Touche LLP

New York, New York
March 2, 2007

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                      2006           2005
                                                                        ------------   ------------
ASSETS

INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $1,586,196; 2005 - $1,900,606)       $ 1,570,383    $ 1,884,039
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $70,021; 2005 - $61,696)                                  72,728         64,278
   Trading account securities, at estimated fair value                            --         27,436
   Limited partnerships, at cost                                              11,417         12,195
   Policy loans on insurance contracts, at outstanding loan balances         968,874        992,143
                                                                         -----------    -----------
                                                                           2,623,402      2,980,091
                                                                         -----------    -----------
CASH AND CASH EQUIVALENTS                                                    230,586         56,319
ACCRUED INVESTMENT INCOME                                                     47,548         52,466
DEFERRED POLICY ACQUISITION COSTS                                            285,648        296,189
DEFERRED SALES INDUCEMENTS                                                    20,606          8,298
FEDERAL INCOME TAXES -- DEFERRED                                                  --          1,937
REINSURANCE RECEIVABLES                                                       10,522          9,231
AFFILIATED RECEIVABLES -- NET                                                     --          5,519
RECEIVABLES FROM SECURITIES SOLD                                              23,921            254
OTHER ASSETS                                                                  49,241         33,338
SEPARATE ACCOUNTS ASSETS                                                  11,330,397     10,917,234
                                                                         -----------    -----------
TOTAL ASSETS                                                             $14,621,871    $14,360,876
                                                                         ===========    ===========

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)            2006           2005
                                                                        ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                        $ 2,047,973    $ 2,163,838
   Future policy benefits                                                   408,681        420,542
   Claims and claims settlement expenses                                     42,426         31,147
                                                                        -----------    -----------
                                                                          2,499,080      2,615,527
                                                                        -----------    -----------
OTHER POLICYHOLDER FUNDS                                                      6,973          1,948
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                       6,005          6,791
FEDERAL INCOME TAXES -- CURRENT                                              16,295         17,572
FEDERAL INCOME TAXES -- DEFERRED                                              2,846             --
PAYABLES FOR SECURITIES PURCHASED                                            40,319            962
AFFILIATED PAYABLES -- NET                                                    9,982             --
UNEARNED POLICY CHARGE REVENUE                                               35,545         45,604
OTHER LIABILITIES                                                             5,393          2,405
SEPARATE ACCOUNTS LIABILITIES                                            11,330,397     10,917,234
                                                                        -----------    -----------
TOTAL LIABILITIES                                                        13,952,835     13,608,043
                                                                        -----------    -----------

STOCKHOLDER'S EQUITY
   Common stock ($10 par value; authorized: 1,000,000 shares; issued
      and outstanding: 250,000 shares)                                        2,500          2,500
   Additional paid-in capital                                               397,324        397,324
   Accumulated other comprehensive loss, net of taxes                       (10,233)       (11,699)
   Retained earnings                                                        279,445        364,708
                                                                        -----------    -----------
TOTAL STOCKHOLDER'S EQUITY                                                  669,036        752,833
                                                                        -----------    -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                              $14,621,871    $14,360,876
                                                                        ===========    ===========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------
(dollars in thousands)                                                     2006       2005       2004
                                                                         --------   --------   --------
NET REVENUES
   Policy charge revenue                                                 $264,669   $304,848   $233,982
   Net investment income                                                  142,617    147,730    157,080
   Net realized investment gains                                            1,236      2,622      3,999
                                                                         --------   --------   --------
TOTAL NET REVENUES                                                        408,522    455,200    395,061
                                                                         --------   --------   --------

BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities                          101,837    106,444    119,804
   Policy benefits (net of reinsurance recoveries: 2006 - $14,536;
      2005 - $17,706; 2004 - $15,903)                                      39,158     47,270     54,282
   Reinsurance premium ceded                                               26,919     26,322     25,197
   Amortization of deferred policy acquisition costs                       42,337    126,281      4,904
   Insurance expenses and taxes                                            59,248     59,396     57,560
                                                                         --------   --------   --------
TOTAL BENEFITS AND EXPENSES                                               269,499    365,713    261,747
                                                                         --------   --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                                      139,023     89,487    133,314
                                                                         --------   --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                                 40,293     32,083     37,334
   Deferred                                                                 3,993     (9,960)     3,285
                                                                         --------   --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                                           44,286     22,123     40,619
                                                                         --------   --------   --------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE                             94,737     67,364     92,695
                                                                         --------   --------   --------
   Change in Accounting Princple, Net of tax                                   --         --    (27,400)
                                                                         --------   --------   --------
NET EARNINGS                                                             $ 94,737   $ 67,364   $ 65,295
                                                                         ========   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                          --------------------------------
(dollars in thousands)                                       2006      2005       2004
                                                          --------   --------   ----------
NET EARNINGS                                               $94,737   $ 67,364   $ 65,295
                                                           -------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available-for-sale
      securities:
      Net unrealized holding gains (losses) arising
         during the period                                   1,403    (48,849)   (11,852)
      Reclassification adjustment for gains included in
         net earnings                                         (524)    (2,851)    (2,562)
                                                           -------   --------   --------
                                                               879    (51,700)   (14,414)
                                                           -------   --------   --------
   Adjustments for policyholder liabilities                  1,377     11,704     19,033
   Adjustments for deferred federal income taxes              (790)    13,999     (1,526)
   Adjustments for deferred policy acquisition costs            --         --       (260)
                                                           -------   --------   --------
Total other comprehensive income (loss), net of taxes        1,466    (25,997)     2,833
                                                           -------   --------   --------
COMPREHENSIVE INCOME                                       $96,203     41,367   $ 68,128
                                                           =======   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  ACCUMULATED
                                                    ADDITIONAL       OTHER                       TOTAL
                                           COMMON     PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(dollars in thousands)                      STOCK     CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                           ------   ----------   -------------   ---------   -------------
BALANCE, JANUARY 1, 2004                   $2,500    $397,324      $ 11,465      $ 329,549    $ 740,838
Net earnings                                                                        65,295       65,295
Cash dividend paid to parent                                                       (97,500)     (97,500)
Other comprehensive income, net of taxes                              2,833                       2,833
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2004                  2,500     397,324        14,298        297,344      711,466
Net earnings                                                                        67,364       67,364
Other comprehensive loss, net of taxes                              (25,997)                    (25,997)
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2005                  2,500     397,324       (11,699)       364,708      752,833
Net earnings                                                                        94,737       94,737
Cash dividend paid to parent                                                      (180,000)    (180,000)
Other comprehensive income, net of taxes                              1,466                       1,466
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2006                 $2,500    $397,324      $(10,233)     $ 279,445     $669,036
                                           ======    ========      ========      =========    =========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
(dollars in thousands)                                           ---------------------------------
                                                                    2006        2005        2004
                                                                 ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                     $  94,737   $  67,364   $  65,295
Noncash items included in earnings:
   Change in accounting principle, net of tax                           --          --      27,400
   Amortization of deferred policy acquisition costs                42,337     126,281       4,904
   Capitalization of policy acquisition costs                      (31,796)    (29,954)    (34,116)
   Amortization of deferred sales inducements                          944         352
   Capitalization of sales inducements                             (13,252)     (8,650)
   Amortization (Accretion) of unearned policy charge revenue      (10,357)    (68,309)      1,921
   Capitalization of unearned policy charge revenue                    298       1,692       2,539
   Amortization of investments                                       7,350       9,476      10,863
   Interest credited to policyholder liabilities                   101,837     106,444     119,804
   Change in guaranteed benefit liabilities                         (2,218)      1,797      (1,706)
   Deferred federal income tax expense (benefit)                     3,993      (9,960)      3,285
(Increase) decrease in operating assets:
   Trading account securities                                       28,148         642        (373)
   Accrued investment income                                         4,918       5,180       5,919
   Reinsurance receivables                                          (1,291)     (5,399)      2,172
   Affiliated receivables -- net                                     5,519          92      (5,611)
   Other                                                           (15,903)      2,848          59
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                            11,279      (3,998)      2,648
   Other policyholder funds                                          5,025      (5,276)     (5,691)
   Liability for guaranty fund assessments                            (786)       (265)        (83)
   Federal income taxes -- current                                  (1,277)     (6,044)      3,470
   Affiliated payables -- net                                        9,982          --      (2,365)
   Other                                                             2,988       2,139      (3,214)
Other operating activities:
   Net realized investment gains                                    (1,236)     (2,622)     (3,999)
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by operating activities     241,239     183,830     193,121
                                                                 ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                          390,637     369,222     212,732
   Maturities of available-for-sale securities                     160,863     191,749     353,824
   Purchases of available-for-sale securities                     (236,551)   (503,621)   (406,551)
   Sales of limited partnerships                                     1,028       3,466       1,357
   Purchases of limited partnerships                                  (250)     (2,349)     (3,100)
   Policy loans on insurance contracts -- net                       23,269      37,893      56,501
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by investing activities     338,996      96,360     214,763
                                                                 ---------   ---------   ---------

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------
(dollars in thousands)                                          2006        2005         2004
                                                             ---------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                              $(180,000)  $      --   $   (97,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                    685,069     623,148       730,643
   Policyholder withdrawals (including transfers from
      separate accounts)                                      (911,037)   (911,222)   (1,052,253)
                                                             ---------   ---------   -----------
Net cash and cash equivalents used in financing activities    (405,968)   (288,074)     (419,110)
                                                             ---------   ---------   -----------
Net increase (decrease) in cash and cash equivalents           174,267      (7,884)      (11,226)

Cash and cash equivalents, beginning of year                    56,319      64,203        75,429

Cash and cash equivalents, end of year                       $ 230,586   $  56,319   $    64,203
                                                             =========   =========   ===========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                      $  41,570   $  38,127   $    33,864
   Interest                                                        494         332           260

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Investments in limited partnerships are carried at cost.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006       2005       2004
                    --------   --------   --------
Beginning balance   $ 54,781   $ 62,099   $ 69,289
Interest accrued       4,109      4,657      5,197
Amortization         (12,497)   (11,975)   (12,387)
                    --------   --------   --------
Ending balance      $ 46,393   $ 54,781   $ 62,099
                    ========   ========   ========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

 2007     2008     2009     2010     2011
------   ------   ------   ------   ------
$6,184   $5,801   $5,628   $5,339   $5,159

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products        4.00% -- 4.85%
Interest-sensitive deferred annuities   1.20% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 11.00%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

UNEARNED POLICY CHARGE REVENUE ("UPCR")

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as "unlocking". The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statement of Earnings.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB provides the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31 were:

                                                 2006          2005
                                             -----------   -----------
Assets:
   Fixed maturity securities (1)             $ 1,570,383   $ 1,884,039
   Equity securities (1)                          72,728        64,278
   Trading account securities (1)                     --        27,436
   Limited partnerships (2)                       11,417        12,195
   Policy loans on insurance contracts (3)       968,874       992,143
   Cash and cash equivalents (4)                 230,586        56,319
   Separate accounts assets (5)               11,330,397    10,917,234
                                             -----------   -----------
   Total assets:                             $14,184,385   $13,953,644
                                             ===========   ===========
Liabilities :
   Policyholder account balances (6)         $ 2,047,973   $ 2,163,838
                                             ===========   ===========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value of two of the partnerships as equal to cost, based on the review of the underlying investments of the partnerships. During 2005, the Company recognized a realized investment loss of $311 and reduced the carrying value of the third partnership to zero.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(6) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) at December 31 were:

                                                                2006
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains        Losses       Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,424,640     $7,509       $22,568    $1,409,581
   Mortgage-backed securities                91,956        226           376        91,806
   U.S. Government and agencies              44,363        200           419        44,144
   Foreign governments                       21,281        321           648        20,954
   Municipals                                 3,956         38            96         3,898
                                         ----------     ------       -------    ----------
Total fixed maturity securities          $1,586,196     $8,294       $24,107    $1,570,383
                                         ==========     ======       =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   70,021     $2,869       $   162    $   72,728
                                         ==========     ======       =======    ==========

                                                                2005
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains       Losses        Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,807,866     $13,939      $30,359    $1,791,446
   U.S. Government and agencies              44,593         576          451        44,718
   Mortgage-backed securities                22,755         394          402        22,747
   Foreign governments                       21,369         415          716        21,068
   Municipals                                 4,023          41            4         4,060
                                         ----------     -------      -------    ----------
Total fixed maturity securities          $1,900,606     $15,365      $31,932    $1,884,039
                                         ==========     =======      =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   61,584     $ 2,662      $    93    $   64,153
   Investment in Separate Accounts (1)          112          13           --           125
                                         ----------     -------      -------    ----------
Total equity securities                  $   61,696     $ 2,675      $    93    $   64,278
                                         ==========     =======      =======    ==========

----------
(1)  The Company's investment in the Separate Accounts was sold during 2006.

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

                                                                        2006
                                     --------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months              Total
                                     ----------------------   -----------------------   -----------------------
                                     Estimated                 Estimated                 Estimated
                                        Fair     Unrealized      Fair      Unrealized      Fair      Unrealized
                                       Value       Losses        Value       Losses        Value       Losses
                                     ---------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $116,759     $1,074     $  961,147      21,494    $1,077,906     $22,568
   Foreign governments                      62         --         17,844         648        17,906         648
   U.S. Government and agencies         15,057        143         21,862         276        36,919         419
   Mortgage-backed securities            5,555         15         14,886         361        20,441         376
   Municipals                            2,104         96             --          --         2,104          96
Equity securities:
   Non-redeemable preferred stocks      17,408        134            483          28        17,891         162
                                      --------     ------     ----------     -------    ----------     -------
Total temporarily impaired
   securities                         $156,945     $1,462     $1,016,222     $22,807    $1,173,167     $24,269
                                      ========     ======     ==========     =======    ==========     =======

                                                                        2005
                                     -------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months             Total
                                     ----------------------   ----------------------   -----------------------
                                     Estimated                Estimated                 Estimated
                                        Fair     Unrealized      Fair     Unrealized      Fair      Unrealized
                                       Value       Losses       Value       Losses        Value       Losses
                                     ---------   ----------   ---------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $852,876     $15,046     $467,689      15,313    $1,320,565     $30,359
   Foreign governments                   1,951          47       15,823         669        17,774         716
   U.S. Government and agencies          5,286           7       16,692         444        21,978         451
   Mortgage-backed securities            5,647          79        9,308         323        14,955         402
   Municipals                            2,651           4           --          --         2,651           4
Equity securities:
   Non-redeemable preferred stocks       5,292          67          490          26         5,782          93
                                      --------     -------     --------     -------    ----------     -------
   Total temporarily impaired
      securities                      $873,703     $15,250     $510,002     $16,775    $1,383,705     $32,025
                                      ========     =======     ========     =======    ==========     =======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities in 2006. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937 and $2,129 for the years ended December 31, 2005 and 2004, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                      2006
                                            -----------------------
                                                         Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  288,695   $  286,606
   Due after one year through five years       827,644      813,813
   Due after five years through ten years      284,352      283,360
   Due after ten years                          93,549       94,798
                                            ----------   ----------
                                             1,494,240    1,478,577
   Mortgage-backed securities                   91,956       91,806
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  224,814   $  223,708
   Due after one year through five years     1,219,632    1,200,236
   Due after five years through ten years      319,999      320,200
   Due after ten years                         113,406      117,148
                                            ----------   ----------
                                             1,877,851    1,861,292
   Mortgage-backed securities                   22,755       22,747
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2006
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  260,478   $  258,082
AA                                             307,490      303,167
A                                              533,715      527,398
BBB                                            467,182      464,259
Below investment grade                          17,331       17,477
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  208,688   $  206,236
AA                                             305,894      300,621
A                                              716,440      710,750
BBB                                            641,376      639,643
Below investment grade                          28,208       26,789
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $58,695 and $131,960, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31 were as follows:

                                             2006       2005
                                           --------   --------
Assets:
   Fixed maturity securities               $(15,813)  $(16,567)
   Equity securities                          2,707      2,582
                                           --------   --------
                                            (13,106)   (13,985)
                                           --------   --------
Liabilities:
   Policyholder account balances              2,636      4,013
   Federal income taxes -- deferred          (5,509)    (6,299)
                                           --------   --------
                                             (2,873)    (2,286)
                                           --------   --------
Stockholder equity:
   Accumulated other comprehensive loss,
      net of taxes                         $(10,233)  $(11,699)
                                           ========   ========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

                                     2006       2005       2004
                                   --------   --------   --------
Proceeds                           $390,637   $369,222   $212,732
Gross realized investment gains       4,533      7,026      7,927
Gross realized investment losses      4,009      4,175      5,365

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $156,475, $191,302 and $66,006 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $22,355 and $22,756 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006       2005       2004
                                      --------   --------   --------
Fixed maturity securities             $ 84,176   $ 91,754   $ 97,750
Policy loans on insurance contracts     50,755     51,346     55,243
Cash and cash equivalents                6,030      2,673      2,059
Equity securities                        4,739      4,313      5,199
Limited partnerships                        15        483         30
Other                                     (149)        38        374
                                      --------   --------   --------
Gross investment income                145,566    150,607    160,655
Less investment expenses                (2,949)    (2,877)    (3,575)
                                      --------   --------   --------
Net investment income                 $142,617   $147,730   $157,080
                                      ========   ========   ========

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                 2006     2005     2004
                                ------   ------   -------
Trading account securities      $  712   $   82   $1,437
Fixed maturity securities          447    2,854    1,628
Equity securities                   77       (3)     934
Limited partnerships                --     (311)      --
                                ------   ------   ------
Net realized investment gains   $1,236   $2,622   $3,999
                                ======   ======   ======

The Company maintained a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 and $359 at December 31, 2005 and 2004, respectively.

NOTE 4. DAC AND UPCR

The components of amortization of DAC for the years ended December 31 were as follows:

                                                             2006       2005       2004
                                                           --------   --------   --------
Normal amortization related to variable life
   and annuity insurance products                          $ 58,994   $ 44,415   $ 46,230
Unlocking related to variable life insurance products         1,055     55,492         --
Unlocking related to variable annuity insurance products    (17,712)    26,374    (41,326)
                                                           --------   --------   --------
Total amortization of DAC                                  $ 42,337   $126,281   $  4,904
                                                           ========   ========   ========

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the variable annuity Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

The components of accretion of UPCR for the years ended December 31 were as follows:

                                                                 2006      2005      2004
                                                               -------   -------   -------
Normal accretion related to variable life insurance products   $ 8,825   $   400   $(1,921)
Unlocking related to variable life insurance products            1,532    67,909        --
                                                               -------   -------   -------
Total accretion of UPCR                                        $10,357   $68,309   $(1,921)
                                                               =======   =======   =======

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.

During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                      2006      2005
                    --------   ------
Beginning balance   $ 8,298    $   --
Capitalization       13,252     8,650
Amortization         (1,884)     (352)
Unlocking               940        --
                    -------    ------
Ending balance      $20,606    $8,298
                    =======    ======

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                     2006                         2005
                                          --------------------------   --------------------------
                                            GMDB       GMIB     GMWB     GMDB       GMIB     GMWB
                                          --------   --------   ----   --------   --------   ----
Net amount at risk (1)                    $693,011   $  1,906   $ 91   $982,449   $  1,912   $n/a
Average attained age of contract owners         68         59     71         67         59    n/a
Weighted average period remaining
   until expected annuitization                n/a    7.6 yrs    n/a        n/a    8.3 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                 GMDB      GMIB
                               --------   ------
Balance at January 1, 2005     $106,222   $  587
Guaranteed benefits incurred     28,761    1,658
Guaranteed benefits paid        (24,466)      --
Unlocking                        (4,308)      --
                               --------   ------
Balance at December 31, 2005    106,209    2,245
Guaranteed benefits incurred     28,405    2,530
Guaranteed benefits paid        (22,622)      --
Unlocking                       (11,691)   1,007
                               --------   ------
Balance at December 31, 2006   $100,301   $5,782
                               ========   ======

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                       2005
                        -----------------------------------------------------------------
                                                  Money
                          Equity        Bond      Market   Balanced    Other      Total
                        ----------   ---------   -------   --------   ------   ----------
GMDB only               $4,179,526   1,299,032   652,257    244,804    4,304   $6,379,923
GMDB and GMIB            1,240,068     333,382   245,410     85,355   14,613    1,918,828
GMIB only                   31,763       6,613     1,216      8,547    2,193       50,332
No guaranteed benefit        5,911       1,565       111      2,306      446       10,339
                        ----------   ---------   -------    -------   ------   ----------
Total                   $5,457,268   1,640,592   898,994    341,012   21,556   $8,359,422
                        ==========   =========   =======    =======   ======   ==========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $2,286 and $2,132 respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2006         2005
               ----------   ----------
Balanced       $1,013,969   $  951,955
Equity            983,622      977,768
Bond              342,893      371,649
Money Market      251,172      245,084
Other                  --       11,356
               ----------   ----------
Total          $2,591,656   $2,557,812
               ==========   ==========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                             2006      2005      2004
                                           -------   -------   -------
Provisions for income taxes computed at
   Federal statutory rate                  $48,658   $31,320   $46,660
Decrease in income taxes resulting from:
   Dividend received deduction              (3,657)   (8,615)   (6,635)
   Foreign tax credit                         (715)     (582)      594
                                           -------   -------   -------
Federal income tax provision               $44,286   $22,123   $40,619
                                           =======   =======   =======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                             2006      2005       2004
                                           -------   --------   --------
Deferred sales inducements                 $ 4,308   $  2,904   $     --
Unearned revenue                             3,521     23,316     (1,561)
Reinsurance adjustments                      2,175         --         --
Investment adjustment                          557      5,645        476
Liability for guaranty fund assessments        275         93         29
DAC (1)                                       (288)   (29,060)    15,013
Other                                         (387)    (3,497)        60
Policyholder account balances (1)           (6,168)    (9,361)   (10,732)
                                           -------   --------   --------
Deferred Federal income tax provision
   (benefit)                               $ 3,993   $ (9,960)  $  3,285
                                           =======   ========   ========

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                               2006      2005
                                             -------   -------
Deferred tax assets:
   Policyholder account balances             $64,914   $58,746
   Unearned revenue                           12,440    15,961
   Net unrealized investment loss on
      investment securities                    5,510     6,300
   Liability for guaranty fund assessments     2,102     2,377
                                             -------   -------
Total deferred tax assets                     84,966    83,384
                                             -------   -------
Deferred tax liabilities:
   DAC                                        77,469    77,757
   Deferred sales inducements                  7,212     2,904
   Reinsurance adjustments                     2,175        --
   Investment adjustments                        791       234
   Other                                         165       552
                                             -------   -------
Total deferred tax liabilities                87,812    81,447
                                             -------   -------
Net deferred tax asset (liability)           $(2,846)  $ 1,937
                                             =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $600 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006 the Company had the following life insurance inforce:

                                                                             Percentage
                                       Ceded to      Assumed                  of amount
                            Gross        other     from other       Net      assumed to
                           amount      companies    companies     amount         net
                         ----------   ----------   ----------   ----------   ----------
Life insurance inforce   $9,847,143   $2,655,819      $845      $7,192,169      0.01%

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system from January 1, 1997 to June 30, 2001.

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 69% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $29,692, $33,127 and $33,164 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $494, $332 and $260 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $57,298, $54,058 and $56,506 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 and 2004 were $1,681 and $1,821, respectively.

MLIG has entered into agreements with i) Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust") and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,492, $2,528 and $2,347 during 2006, 2005 and 2004, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 and 2004 was $16,588 and $17,896, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend. During 2004, the Company paid a cash dividend of $97,500 to MLIG, of which $29,322 was an ordinary dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2006 and 2005 were $418,100 and $400,951, respectively. At December 31, 2006 and 2005, approximately $41,560 and $39,845, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

The Company's statutory net income for 2006, 2005 and 2004 was $193,731, $117,262 and $79,115, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006 and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2006 and 2005, the Company's estimated liability for future guaranty fund assessments was $6,005 and $6,791, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

During 2000, the Company committed to participate in a limited partnership. During the first quarter 2006, the Company committed the remaining $300 of a $10,000 obligation and has no further commitment obligation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts for the years ended December 31.

                                                               ANNUITIES
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $  169,395   $  152,818   $  148,337
Net interest spread (1)                              16,208       18,542       16,764
Net realized in investment gains (losses)             1,065        3,371        2,515
                                                 ----------   ----------   ----------
Net revenues                                        186,668      174,731      167,616
                                                 ----------   ----------   ----------
Policy benefits                                      21,129       26,463       28,877
Reinsurance premium ceded                             5,988        5,680        4,699
Amortization of DAC                                  22,185       58,263       (5,591)
Insurance expenses and taxes                         49,710       50,669       48,834
                                                 ----------   ----------   ----------
Net benefits and expenses                            99,012      141,075       76,819
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         87,656       33,656       90,797
                                                 ----------   ----------   ----------
Federal income tax provision                         27,639        5,363       29,582
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       60,017       28,293       61,215
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --      (26,215)
                                                 ----------   ----------   ----------
Net earnings                                     $   60,017   $   28,293   $   35,000
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $9,873,167   $9,598,360   $9,752,836
Total policyholder liabilities and accruals         810,770      868,962     981,237

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            LIFE INSURANCE
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $   95,274   $  152,030   $   85,645
Net interest spread (1)                              14,759       15,025       11,630
Net realized in investment gains (losses)              (633)        (521)         (79)
                                                 ----------   ----------   ----------
Net revenues                                        109,400      166,534       97,196
                                                 ----------   ----------   ----------
Policy benefits                                      18,029       20,807       25,405
Reinsurance premium ceded                            20,931       20,642       20,498
Amortization of DAC                                  20,152       68,018       10,495
Insurance expenses and taxes                          9,538        8,727        8,726
                                                 ----------   ----------   ----------
Net benefits and expenses                            68,650      118,194       65,124
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         40,750       48,340       32,072
                                                 ----------   ----------   ----------
Federal income tax provision                         12,931       14,138        7,381
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       27,819       34,202       24,691
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --       (1,185)
                                                 ----------   ----------   ----------
Net earnings                                     $   27,819   $   34,202   $   23,506
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $4,479,664   $4,487,349   $4,827,192
Total policyholder liabilities and accruals       1,688,310    1,746,565    1,829,825

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            OTHER
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
Policy charge revenue                          $     --   $     --   $     --
Net interest spread (1)                           9,813      7,719      8,882
Net realized in investment gains (losses)           804       (228)     1,563
                                               --------   --------   --------
Net revenues                                     10,617      7,491     10,445
                                               --------   --------   --------
Earnings before federal income tax provision     10,617      7,491     10,445
                                               --------   --------   --------
Federal income tax provision                      3,716      2,622      3,656
                                               --------   --------   --------
Net earnings                                   $  6,901   $  4,869   $  6,789
                                               ========   ========   ========
Select Balance Sheet information:
Total assets                                   $269,040   $275,167   $170,173

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's net revenues by contract type for the years ended December 31:

                                     2006       2005       2004
                                   --------   --------   --------
Annuities:
   Variable annuities              $176,988   $161,370   $159,528
   Interest-sensitive annuities       9,680     13,361      8,088
                                   --------   --------   --------
Total Annuities                     186,668    174,731    167,616
                                   --------   --------   --------
Life Insurance:
   Variable Life                    101,434    157,312     85,999
   Interest-sensitive whole life      7,966      9,222     11,197
                                   --------   --------   --------
Total Life Insurance                109,400    166,534     97,196
                                   --------   --------   --------
Other                                10,617      7,491     10,445
                                   --------   --------   --------
Net Revenues (1)                   $306,685   $348,756   $275,257
                                   ========   ========   ========

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account D as of December 31, 2006 and for the two years ended December 31, 2006; and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2006; and the Notes relating thereto appear in the Statement of Additional
                Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account D. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-91098 Filed June 25, 2002)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity (Return of Premium).
                (Incorporated by Reference to Merrill Lynch Life Variable
                Annuity Separate Account A's Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                333-118362 Filed August 19, 2004.)
          (b)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity (Contract Value). (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                Separate Account A's Registration Statement Under the
                Securities Act of 1933 on Form N-4, Registration No.
                333-118362 Filed August 19, 2004.)
          (c)  Return of Premium NAIC Model Non-Forfeiture Interest Rate
                Schedule Pages. (Incorporated by Reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Registration
                Statement Under the Securities Act of 1933 on Form N-4,
                Registration No. 333-118362 Filed August 19, 2004.)
          (d)  Return of Premium Fixed Non-Forfeiture Interest Rate
                Schedule Pages. (Incorporated by Reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Registration
                Statement Under the Securities Act of 1933 on Form N-4,
                Registration No. 333-118362 Filed August 19, 2004.)
          (e)  Contract Value NAIC Model Non-Forfeiture Interest Rate
                Schedule Pages. (Incorporated by Reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Registration
                Statement Under the Securities Act of 1933 on Form N-4,
                Registration No. 333-118362 Filed August 19, 2004.)
          (f)  Contract Value Fixed Non-Forfeiture Interest Rate Schedule
                Pages. (Incorporated by Reference to Merrill Lynch Life
                Variable Annuity Separate Account A's Registration
                Statement Under the Securities Act of 1933 on Form N-4,
                Registration No. 333-118362 Filed August 19, 2004.)
          (g)  Guaranteed Minimum Income Benefit Endorsement and Schedule
                Pages. (Incorporated by Reference to Merrill Lynch Life
                Variable Annuity Separate Account A's Registration
                Statement Under the Securities Act of 1933 on Form N-4,
                Registration No. 333-118362 Filed August 19, 2004.)

                      (h)        Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated
                                  by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (i)        Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages.
                                  (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362
                                  Filed August 19, 2004.)
                      (j)        Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by
                                  Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (k)        Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and
                                  Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                                  Account A's Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed August 19, 2004.)
                      (l)        Additional Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill
                                  Lynch Life Variable Annuity Separate Account A's Registration Statement Under the Securities Act
                                  of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (m)        Bonus Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Pre-Effective Amendment No. 1 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed January 31, 2005.)
                      (n)        Spousal Beneficiary Continuation Endorsement (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Registration Statement Under the Securities Act of 1933 on
                                  Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (o)        Individual Retirement Annuity Endorsement (Incorporated by reference to Registrant's Registration
                                  Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
                      (p)        Roth Individual Retirement Annuity Endorsement (Incorporated by Reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
                      (q)        Tax Sheltered Annuity Endorsement (Incorporated by Reference to Registrant's Registration
                                  Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
                      (r)        Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. (Incorporated by reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 3 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362
                                  Filed December 2, 2005.)
                      (s)        Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. (Incorporated by Reference
                                  to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 5 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362
                                  Filed September 27, 2006.)
                      (t)        Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 5 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362
                                  Filed September 27, 2006.)
                      (u)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). (Incorporated
                                  by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment
                                  No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration
                                  No. 333-118362 Filed September 27, 2006.)

                      (v)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). (Incorporated by
                                  Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment
                                  No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration
                                  No. 333-118362 Filed September 27, 2006.
                 (5)  (a)        Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated
                                  by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                 (5)  (b)        Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity.
                                  (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933 on
                                  Form N-4, Registration No. 333-118362 Filed December 2, 2005.)
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                                  Separate Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.)
                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                 (7)             Not Applicable.
                 (8)  (a)        Amended General Agency Agreement. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-43773 Filed April 28, 1994.)
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency,
                                  Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset
                                  Management, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                                  Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December
                                  10, 1996.)
                      (d)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance
                                  Group, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                                  A's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
                      (e)        Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life
                                  Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                                  A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996.)
                      (f)        Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill
                                  Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                                  Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed
                                  November 3, 1999.)
                      (g)        Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                                  Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (h)        Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch
                                  Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1
                                  to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

          (i)  Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and
               Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-
               Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration
               No. 333-91098 Filed September 20, 2002.)
          (j)  Form of Participation Agreement between Alliance Global Investor Services, Inc.,
                Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20,
                2002.)
          (k)  Form of Participation Agreement between American Century Investment Services, Inc.
                and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-91098 Filed September 20, 2002.)
          (l)  Form of Participation Agreement between American Funds Service Company, American
                Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
          (m)  Form of Participation Agreement between Davis New York Venture Fund, Davis
                Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
          (n)  Form of Participation Agreement between Delaware Distributors L.P., Delaware Group
                Equity Funds, and Merrill Lynch Life Insurance Company. (Incorporated by Reference
                to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form
                N-4, Registration No. 333-91098 Filed September 20, 2002.)
          (o)  Form of Participation Agreement between Fidelity Distributors Corporation and Merrill
                Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-91098 Filed September 20, 2002.)
          (p)  Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett
                Distributor LLC, and Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
          (q)  Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and
                Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-91098 Filed September 20, 2002.)
          (r)  Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz
                Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20,
                2002.)
          (s)  Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc.
                and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-91098 Filed September 20, 2002.)
          (t)  Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock
                Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch
                Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                333-91098 Filed September 20, 2002.)
          (u)  Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc.,
                Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Post Effective Amendment No. 1 on Form
                N-4, Registration No. 333-119364, Filed April 27, 2005.)

          (v)  Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds
               Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
               Reference to Registrant's Post Effective Amendment No. 1 on Form N-4, Registration
               No. 333-119364, Filed April 27, 2005.)
          (w)  Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton
                Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated
                by Reference to Registrant's Post Effective Amendment No. 1 on Form N-4,
                Registration No. 333-119364, Filed April 27, 2005.)
          (x)  Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service
                Corporation, and Merrill Lynch Life Insurance Company. (Incorporated by Reference
                to Registrant's Post Effective Amendment No. 1 on Form N-4, Registration No.
                333-119364, Filed April 27, 2005.)
          (y)  Form of Participation Agreement between Federated Equity Funds, Federated
                Securities Corp., and Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Post Effective Amendment No. 1 on Form N-4,
                Registration No. 333-119364, Filed April 27, 2005.)
          (z)  Form of Participation Agreement between Pioneer Funds Distributor, Inc., and
                Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed
                April 27, 2005.)
          (aa) Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch
                Life Insurance Company. (Incorporated by Reference to Registrant's Post Effective
                Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)
          (bb) Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. (Incorporated by
                reference to Registrant's Post-Effective Amendment No. 4 to the Registration
                Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                333-119364 Filed April 21, 2006.)
          (cc) Form of Amendment to Participation Agreement by and among Merrill Lynch Life
                Insurance Company and Pioneer Funds Distributor, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement
                Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed
                April 21, 2006.)
          (dd) Form of Novation of Participation Agreement among Allianz Global Investors of
                America L.P. (formerly Allianz Dresdner Asset Management of America L.P.),
                Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC
                (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC.
                (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the
                Registration Statement Under the Securities Act of 1933 on Form N-4, Registration
                No. 333-119364 Filed April 21, 2006.)
          (ee) Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance
                Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC)
                and Allianz Global Investors Fund Management LLC. (Incorporated by reference to
                Registrant's Post-Effective Amendment No. 4 to the Registration Statement Under
                the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April
                21, 2006.)
          (ff) Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc.(Incorporated by reference to
                Registrant's Post-Effective Amendment No. 4 to the Registration Statement Under
                the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April
                21, 2006.)
          (gg) Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment
                Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                Post-Effective Amendment No. 30 to the Registration Statement Under the
                Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17,
                2007.)

                      (hh)       Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services,
                                  Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17,
                                  2007.)
                      (ii)       Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors
                                  LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17,
                                  2007.)
                      (jj)       Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account D's Post-Effective Amendment No. 7 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)
                      (kk)       Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)
                      (ll)       Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 7 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)
                      (mm)       Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc.
                                  and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 7 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April
                                  24, 2007.)
                      (nn)       Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis
                                  Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill
                                  Lynch Life Variable Annuity Separate Account D's Post-Effective Amendment No. 7 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098
                                  Filed April 18, 2007.)
                      (oo)       Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware
                                  Service Company, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Merrill Lynch Life Variable Annuity Separate Account D's Post-Effective Amendment No. 7 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098
                                  Filed April 18, 2007.)
                      (pp)       Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 7 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)
                      (qq)       Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 7 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)
                      (rr)       Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

                      (ss)       Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc.,
                                  JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company.

                      (tt)       Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account D's Post-Effective Amendment No. 7 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

                      (uu)       Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services,
                                  OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Merrill Lynch Life Variable Annuity Separate Account D's Post-Effective Amendment
                                  No. 17 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration
                                  No. 333-91098 Filed April 18, 2007.)

                      (vv)       Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management
                                  Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 7 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362
                                  Filed April 24, 2007.)

                      (ww)       Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch
                                  Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                                  Separate Account D's Post-Effective Amendment No. 7 to the Registration Statement Under the
                                  Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

                      (xx)       Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                                  Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under the
                                  Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

                      (yy)       Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc.,
                                  AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D's
                                  Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on
                                  Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

                      (zz)       Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia
                                  Management Distributors, Inc. and Merrill Lynch Life Insurance Company.

                      (aaa)      Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock
                                  Distributors, Inc., and Merrill Lynch Life Insurance Company.

                      (bbb)      Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton
                                  Vance Distributors, Inc., and Merrill Lynch Life Insurance Company.

                      (ccc)      Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the
                                  "Fund"), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement Under the
                                  Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

                      (ddd)      Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and
                                  Merrill Lynch Life Insurance Company.

                      (eee)      Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc.
                                  and Merrill Lynch Life Insurance Company.

                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on
                                  Form N-4, Registration No. 333-119364, Filed January 31, 2005.)

     (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
          (b) Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
          (c)  Written Consent of Barry G. Skolnick, Esq.
     (11)      Not Applicable.
     (12)      Not Applicable.
     (13) (a)  Powers of Attorney. (Incorporated by Reference to Merrill
                Lynch Life Variable Annuity Separate Account A's Post
                Effective Amendment No. 4 on Form N-4, Registration No.
                333-118362, filed April 21, 2006.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1700 Merrill Lynch Drive, 3rd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  1700 Merrill Lynch Drive, 3rd Floor  Director and Senior Vice President.
                              Pennington, New Jersey 08534
Joseph E. Justice...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1700 Merrill Lynch Drive, 3rd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Mark Buchinsky..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Richard Gracey..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534
Roger Helms.................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4802 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Hsiang Kau..................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Pricing Actuary
                              Pennington, New Jersey 08534
Radha Lakshminarayanan......  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Financial Actuary.
                              Pennington, New Jersey 08534
Denise Marshall.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Senior Paralegal, and
                              Pennington, New Jersey 08534         Assistant Secretary
Robin A. Maston.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Jane R. Michael.............  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Heather Reilly..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Compliance Officer.
                              Pennington, New Jersey 08534
Concetta M. Ruggiero........  1700 Merrill Lynch Drive, 3rd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Lori M. Salvo...............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Deputy General Counsel,
                              Pennington, New Jersey 08534         Chief Compliance Officer, and Secretary.
Sarah Scanga................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Director of
                                                                   Compliance.
                              Pennington, New Jersey 08534
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont
        Merrill Lynch Credit Reinsurance Limited........        Bermuda

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc. ....        Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc. ............................        Delaware
                     Wilshire Credit Corporation........        Delaware
        MLDP Holdings, Inc. ............................        Delaware
            Merrill Lynch Derivative Products AG........        Switzerland
        ML IBK Positions, Inc. .........................        Delaware
            Merrill Lynch PCG, Inc. ....................        Delaware
            Merrill Lynch Capital Corporation...........        Delaware
        ML Leasing Equipment Corp.(9)...................        Delaware
        Merrill Lynch Canada Holdings Company...........        Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)....        Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd. ...........        Ontario, Canada
                Merrill Lynch Financial Assets Inc. ....        Canada
                Merrill Lynch Canada Inc.(11)...........        Canada
    Merrill Lynch International Incorporated............        Delaware
        Merrill Lynch Futures Asia Limited..............        Taiwan
        Merrill Lynch Futures (Hong Kong) Limited.......        Hong Kong
        Merrill Lynch Reinsurance Solutions LTD.........        Bermuda
        Merrill Lynch (Australasia) Pty. Ltd. ..........        New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited..................................        Victoria, Australia
            Merrill Lynch Markets (Australia) Pty
               Limited..................................        New South Wales, Australia
                Equity Margins Ltd. ....................        Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd.......        New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited..............................        Victoria, Australia
                Merrill Lynch Private (Australia)
                   Limited..............................        New South Wales, Australia
                Berndale Securities Limited.............        Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited.....................        New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited..............................        New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited..........................        New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd. .......        Japan
            Merrill Lynch Japan Finance Co., Ltd. ......        Japan
        Merrill Lynch International Holdings Inc. ......        Delaware
            Merrill Lynch France SAS....................        France
                Merrill Lynch Capital Markets (France)
                   SAS..................................        France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS..................................        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia(12)..............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
                Merrill Lynch Far East Limited..........        Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5) Partially held by another indirect subsidiary of ML & Co.



 (6) 13.2% of this entity is held by Merrill Lynch Bank USA.



 (7) Also conducts business under the name "Merrill Lynch Capital."

 (8) Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18) Partially owned by another direct subsidiary of ML & Co.



(19) Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of March 23, 2007 was 4,538.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, and executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, New Jersey 08534 and the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 24th day of April, 2007.


                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account D
                                                   (Registrant)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2007.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Senior Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


EXHIBIT                           DESCRIPTION                            PAGE
-------                           -----------                            ----
(8)(ss)   Form of Rule 22c-2 Shareholder Information Agreement Between
            JPMorgan Distribution Services, Inc., JPMorgan Trust I,
            JPMorgan Trust II et al., and Merrill Lynch Life Insurance
            Company.
(8)(zz)   Form of Amendment to Participation Agreement by and among
            Columbia Acorn Trust, Columbia Management Distributors,
            Inc. and Merrill Lynch Life Insurance Company.
(8)(aaa)  Form of Amendment to Participation Agreement by and among
            FAM Distributors, Inc., BlackRock Distributors, Inc., and
            Merrill Lynch Life Insurance Company.
(8)(bbb)  Form of Amendment to Participation Agreement by and among
            Eaton Vance Mutual Funds Trust, Eaton Vance Distributors,
            Inc., and Merrill Lynch Life Insurance Company.
(8)(ddd)  Form of Participation Agreement by and among Janus
            Distributors LLC, Janus Services LLC, and Merrill Lynch
            Life Insurance Company.
(8)(eee)  Form of Rule 22c-2 Shareholder Information Agreement Between
            Franklin Templeton Distributors, Inc. and Merrill Lynch
            Life Insurance Company.
(10)(a)   Written Consent of Sutherland Asbill & Brennan LLP.
(10)(b)   Written Consent of Deloitte & Touche LLP, independent
            registered public accounting firm.
(10)(c)   Written Consent of Barry G. Skolnick, Esq.